   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY   , 1997


                                              1933 Act Registration No. 33-83020
                                              1940 Act Registration No. 811-8714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 6                      /X/


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 7                              /X/


                    CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                           (EXACT NAME OF REGISTRANT)
                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (860) 726-6000

                                    COPY TO:


Robert A. Picarello, Esquire               Edwin L. Kerr, Esquire
Connecticut General Life Insurance         Connecticut General Life Insurance
 Company                                   Company
900 Cottage Grove Road                     900 Cottage Grove Road
Hartford, Connecticut 06152                Hartford, Connecticut 06152
(NAME AND ADDRESS OF
 AGENT FOR SERVICE)


            Approximate date of proposed public offering: Continuous


    An indefinite amount of the securities offered by this Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the initial registration fee of $500 was paid with the Rule 24f-2 declaration. Form 24f-2 for Registrant's most recent fiscal year, which ended December 31, 1996, was filed February 26, 1997.


                    It is proposed that this filing will become effective:

                    _________ immediately upon filing pursuant to paragraph (b) of Rule 485
                    _________  on             pursuant to paragraph (b) of Rule
                    485
                    _________ 60 days after filing pursuant to paragraph (a) of Rule 485
                    ___X___  on May 1, 1997, pursuant to paragraph (a) of Rule
                    485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                              PURSUANT TO RULE 481
                  SHOWING LOCATION IN PART A (PROSPECTUS) AND
                  PART B (STATEMENT OF ADDITIONAL INFORMATION)
         OF REGISTRATION STATEMENT OF INFORMATION REQUIRED BY FORM N-4
                                     PART A


ITEM OF FORM N-4                                                          PROSPECTUS CAPTION
-----------------------------------------------------  --------------------------------------------------------
 1.  Cover Page......................................  Cover Page
 2.  Definitions.....................................  Definitions
 3.  Synopsis........................................  Highlights; Fees and Expenses
 4.  Condensed Financial Information.................  Condensed Financial Information
 5.  General.........................................
     (a) Depositor...................................  The Company and the Variable Account
     (b) Registrant..................................  The Company and the Variable Account
     (c) Portfolio Company                             The Funds
     (d) Fund Prospectus                               The Funds
     (e) Voting Rights...............................  The Funds -- Voting Rights
 6.  Deductions and Expenses
     (a) General.....................................  Charges and Deductions
     (b) Sales Load %................................  Charges and Deductions -- Contingent Deferred Sales
                                                        Charge (Sales Load)
     (c) Special Purchase Plan.......................  N/A
     (d) Commissions.................................  Distribution of the Contracts
     (e) Fund Expenses...............................  Fees and Expenses -- Fund Portfolio Annual Expenses
     (f) Organizational Expenses.....................  N/A
 7.  Contracts
     (a) Persons with Rights.........................  Other Contract Features (Ownership, Assignment,
                                                        Beneficiary, Change of Beneficiary, Annuitant,
                                                        Surrenders and Partial Withdrawals, Death of Owner,
                                                        Death of Annuitant); Annuity Provisions; Voting Rights
     (b) (i) Allocation of Premium Payments..........  Premium Payments and Contract Value -- Allocation of
                                                        Premium Payments
     (ii) Transfers..................................  Transfer of Contract Values Between Sub-Accounts
     (iii) Exchanges.................................  N/A
     (c) Changes.....................................  Modification; Substitution of Securities; Change in
                                                        Operation of Variable Account
     (d) Inquiries...................................  Cover Page; Highlights
 8.  Annuity Period..................................  Annuity Provisions
 9.  Death Benefit...................................  Death of the Owner; Death of the Annuitant; Optional
                                                        Death Benefit (not in New York prospectus or Prospectus
                                                        No. 3)
10.  Purchase and Contract Values
     (a) Purchases...................................  Premium Payments
     (b) Valuation...................................  Contract Value; Accumulation Unit;
     (c) Daily Calculation...........................  Accumulation Unit; Allocation of Premium Payments
     (d) Underwriter.................................  Distribution of the Contracts
11.  Redemptions
     (a) By Owners...................................  Surrenders
     By Annuitant....................................  Annuity Provisions -- Variable Options
     (b) Texas ORP...................................  N/A
     (c) Check Delay.................................  Delay of Payments and Transfers
     (d) Lapse.......................................  N/A
     (e) Free Look...................................  Highlights
12.  Taxes...........................................  Tax Matters
13.  Legal Proceedings...............................  Legal Proceedings

ITEM OF FORM N-4                                                          PROSPECTUS CAPTION
-----------------------------------------------------  --------------------------------------------------------
14.  Table of Contents for the Statement of
      Additional Information.........................  Table of Contents of the Statement of Additional
                                                        Information

                                     PART B

ITEM OF FORM N-4                                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------------------------------  --------------------------------------------------------
15.  Cover Page......................................  Cover Page
16.  Table of Contents...............................  Table of Contents
17.  General Information and History.................  a) N/A
                                                       b) N/A
                                                       c) (Prospectus) The Company and the Variable Account;
                                                          the Fixed Account
18.  Services
     (a) Fees and Expenses of Registrant.............  N/A
     (b) Management Contracts........................  N/A
     (c) Custodian...................................  Custody of Assets
     Independent Accountant..........................  Experts
     (d) Assets of Registrant........................  N/A
     (e) Affiliated Person...........................  N/A
     (f) Principal Underwriter.......................  N/A
19.  Purchase of Securities Being Offered............  Distribution of the Contracts
     Offering Sales Load.............................  Distribution of the Contracts; (Prospectus) Charges and
                                                        Deductions -- Contingent Deferred Sales Charge (Sales
                                                        Load)
20.  Underwriters....................................  Distribution of the Contracts; (Prospectus) Distribution
                                                       of the Contracts
21.  Calculation of Performance Data.................  Investment Experience; Historical Performance Data
22.  Annuity Payments................................  (Prospectus) Annuity Provisions
23.  Financial Statements............................  Financial Statements

                          PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                                            PART C CAPTION
-----------------------------------------------------  --------------------------------------------------------
24.  Financial Statements and Exhibits...............  Financial Statements and Exhibits
     (a) Financial Statements........................  Financial Statements
     (b) Exhibits....................................  Exhibits
25.  Directors and Officers of the Depositor.........  Directors and Officers of the Depositor
26.  Persons Controlled By or Under Common Control
      with the Depositor or Registrant...............  Persons Controlled By or Under Common Control with the
                                                        Depositor or Registrant
27.  Number of Owners................................  Number of Owners
28.  Indemnification.................................  Indemnification
29.  Principal Underwriters..........................  Principal Underwriter
30.  Location of Accounts and Records................  Location of Accounts and Records
31.  Management Services.............................  Management Services
32.  Undertakings....................................  Undertakings
     Signature Page..................................  Signatures

                            PART A. PROSPECTUS NO. 1

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CG VARIABLE ANNUITY SEPARATE ACCOUNT II


HOME OFFICE LOCATION:     MAILING ADDRESS:               LOCKBOX ADDRESS: BY MAIL  LOCKBOX ADDRESS: BY
900 COTTAGE GROVE ROAD    CIGNA INDIVIDUAL INSURANCE     CONNECTICUT GENERAL LIFE  OVERNIGHT
HARTFORD, CT 06152        ANNUITY & VARIABLE LIFE        INSURANCE COMPANY         CONNECTICUT GENERAL LIFE
                          SERVICES                       P.O. BOX 30790            INSURANCE COMPANY
                          CENTER: ROUTING S-249          HARTFORD, CT 06150        C/O FLEET BANK
                          HARTFORD, CT 06152-2249                                  20 CHURCH STREET
                          TELEPHONE: (800) (552-9898)                              20TH FLOOR, MSN275
                                                                                   HARTFORD, CT 06120
                                                                                   ATTN: LOCKBOX 30790


--------------------------------------------------------------------------------

        FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS - NEW YORK
--------------------------------------------------------------------------------

    The Flexible Payment Deferred Variable Annuity Contracts (the "Contracts") described in this prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments on a fixed or variable basis. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes. The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Matters -- Qualified Plans.") Premium payments for the Contracts will be allocated to a segregated investment account of Connecticut General Life Insurance Company (the "Company"), designated CG Variable Annuity Separate Account II (the "Variable Account"), or to the Fixed Account, or some combination of them, as selected by the owner of the Contract.

    The following funding options are available under a Contract: Through the Variable Account, the Company offers nineteen diversified open-end management investment companies (commonly called mutual funds), each with a different investment objective: Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio; High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Asset Manager Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. The fixed interest option offered under a Contract is the Fixed Account. Premium payments or transfers allocated to the Fixed Account, and 3% interest per year thereon, are guaranteed, and additional interest may be credited, with certain withdrawals subject to a market value adjustment and withdrawal charges. Unless specifically mentioned, this prospectus only describes the variable investment options.


    This entire prospectus, and those of the Funds, should be read carefully before investing to understand the Contracts being offered. The "Statement of Additional Information" dated May 1, 1997, available at no charge by calling or writing the Company's Annuity & Variable Life Services Center as shown above, provides further information. Its Table of Contents is at the end of this prospectus.


    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE CONTRACTS OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         PROSPECTUS DATED: MAY 1, 1997

                               TABLE OF CONTENTS

                    CONTENTS                         PAGE
DEFINITIONS.....................................           3
HIGHLIGHTS......................................           5
FEES AND EXPENSES...............................           7
CONDENSED FINANCIAL INFORMATION.................          11
THE COMPANY AND THE VARIABLE ACCOUNT............          11
THE FUNDS.......................................          12
  General.......................................          15
  Substitution of Securities....................          15
  Voting Rights.................................          15
PREMIUM PAYMENTS AND CONTRACT VALUE.............          16
  Premium Payments..............................          16
  Allocation of Premium Payments................          16
  Optional Variable Account Sub-Account
   Allocation Programs..........................          17
    Dollar Cost Averaging.......................          17
    Automatic Rebalancing.......................          18
  Contract Value................................          18
  Accumulation Unit.............................          18
CHARGES AND DEDUCTIONS..........................          19
  Contingent Deferred Sales Charge (Sales
   Load)........................................          19
  Mortality and Expense Risk Charge.............          20
  Administrative Expense Charge.................          20
  Account Fee...................................          20
  Premium Tax Equivalents.......................          21
  Income Taxes..................................          21
  Fund Expenses.................................          21
  Transfer Fee..................................          21
OTHER CONTRACT FEATURES.........................          22
  Ownership.....................................          22
  Assignment....................................          22
  Beneficiary...................................          22
  Change of Beneficiary.........................          22
  Annuitant.....................................          22
  Transfer of Contract Values between
   Sub-Accounts.................................          23
  Procedures for Telephone Transfers............          24
  Surrenders and Partial Withdrawals............          24
  Delay of Payments and Transfers...............          25
  Death of the Owner before the
   Annuity Date.................................          25
  Death of the Annuitant before the
   Annuity Date.................................          26
  Death of the Annuitant after the
   Annuity Date.................................          26

                    CONTENTS                         PAGE

  Change in Operation of Variable Account.......          26
  Modification..................................          26
  Discontinuance................................          27
ANNUITY PROVISIONS..............................          27
  Annuity Date; Change in Annuity Date and
   Annuity Option...............................          27
  Annuity Options...............................          27
  Fixed Options.................................          27
  Variable Options..............................          28
  Evidence of Survival..........................          29
  Endorsement of Annuity Payment................          29
THE FIXED ACCOUNT...............................          29
  Market Value Adjustment.......................          31
DISTRIBUTION OF THE CONTRACTS...................          32
PERFORMANCE DATA................................          32
  Money Market Sub-Account......................          32
  Other Variable Account Sub-Accounts...........          33
  Performance Ranking or Rating.................          33
TAX MATTERS.....................................          34
  General.......................................          34
  Diversification...............................          34
  Distribution Requirements.....................          35
  Multiple Contracts............................          36
  Tax Treatment of Assignments..................          36
  Withholding...................................          36
  Section 1035 Exchanges........................          36
  Tax Treatment of Withdrawals --
   Non-Qualified Contracts......................          36
  Qualified Plans...............................          36
  Section 403(b) Plans..........................          37
  Individual Retirement Annuities...............          37
  Corporate Pension and Profit-Sharing Plans and
   H.R. 10 Plans................................          37
  Deferred Compensation Plans...................          38
  Tax Treatment of Withdrawals -- Qualified
   Contracts....................................          38
FINANCIAL STATEMENTS............................          38
LEGAL PROCEEDINGS...............................          38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...................................          39
APPENDIX I......................................          40
  Separate Account Annual Expenses for New York
   Contracts Issued Before May 1, 1996..........          40

DEFINITIONS

                    ACCUMULATION PERIOD: The period from the Effective Date to the Annuity Date, the date on which the Death Benefit becomes payable or the date on which the Contract is surrendered or annuitized, whichever is earliest.

                    ACCUMULATION UNIT: A measuring unit used to calculate the value of the Owner's interest in each funding option used in the variable portion of the Contract prior to the Annuity Date.

                    ANNUITANT: A person designated by the Owner in writing upon whose continuation of life any series of payments for a definite period or involving life contingencies depends. If the Annuitant dies before the Annuity Date, the Owner becomes the Annuitant until naming a new Annuitant.


                    ANNUITY & VARIABLE LIFE SERVICES CENTER: The office of the Company to which notices are given and any customer service requests are made. Mailing address: CIGNA Individual Insurance, Annuity & Variable Life Services Center, Routing S-249, Hartford, CT 06152-2249. Premium payments must be sent, and all other correspondence may be sent, to either Lockbox address: If by mail: P.O. Box 30790, Hartford, CT 06150; If by overnight courier: c/o Fleet Bank, 20 Church Street, 20th Floor, MSN275, Hartford, CT 06120, Attn:
                    Lockbox 30790.


                    ANNUITY ACCOUNT VALUE: The value of the Contract at any point in time.

                    ANNUITY DATE: The date on which annuity payments commence.

                    ANNUITY OPTION: The arrangement under which annuity payments are made.

                    ANNUITY PERIOD: The period starting on the Annuity Date.

                    ANNUITY UNIT: A measuring unit used to calculate the portion of annuity payments attributable to each funding option used in the variable portion of the Contract on and after the Annuity Date.

                    BENEFICIARY: The person entitled to the Death Benefit, who must also be the "Designated Beneficiary", for purposes of
                    Section 72(s) of the Code, upon the Owner's death.

                    CERTIFICATE: The document which evidences the participation of an Owner in a group contract.

                    CODE: The Internal Revenue Code of 1986, as amended.

                    COMPANY: Connecticut General Life Insurance Company.

                    CONTRACT: The Variable Annuity Contract described in this prospectus, i.e., the Certificate evidencing the Owner's participation in a group contract.

                    CONTRACT ANNIVERSARY, CONTRACT YEAR, EFFECTIVE DATE: The Contract's Effective Date is the date it is issued. It is also the date on which the first Contract Year, a 12-month period, begins. Subsequent Contract Years begin on each Contract Anniversary, which is the anniversary of the Effective Date.

                    CONTRACT MONTH: The period from one Monthly Anniversary Date to the next.

                    FIXED ACCOUNT: The portion of the Contract under which principal is guaranteed and interest is credited. Fixed Account Assets are maintained in the Company's General Account and not allocated to the Variable Account.

                    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

                    FUND(S): One or more of Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Asset Manager Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. Each is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Contract.

                    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during a Guaranteed Period.

                    GUARANTEED PERIOD: The period for which interest, at either an initial or subsequent Guaranteed Interest Rate, will be credited to any amounts which an Owner allocates to a Fixed Account Sub-Account. In most states in which these Contracts are issued, this period may be one, three, five, seven or ten years, as elected by the Owner.

                    GUARANTEED PERIOD AMOUNT: Any portion of a Purchaser's Annuity Account Value allocated to a specific Guaranteed Period with a specified Expiration Date (including credited interest thereon).

                    INDEX RATE: An index rate based on the Treasury Constant Maturity Series published by the Federal Reserve Board.

                    IN WRITING: In a written form satisfactory to the Company and received by the Company at its Annuity & Variable Life Services Center.

                    NON-QUALIFIED CONTRACTS: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Code Section 401, 403, 408, or
                    457. The owner of a Non-Qualified Contract must be a natural person or an agent for a natural person in order for the Contract to receive favorable income tax treatment as an annuity.

                    OWNER: The person(s) initially designated in the application or order to purchase or otherwise, unless later changed, as having all ownership rights under the Contract; is the Certificate Owner under a group contract.

                    PAYEE: A recipient of payments under the Contract.

                    PREMIUM PAYMENT: Any amount paid to the Company cleared in good funds as consideration for the benefits provided by the Contract. Includes the initial Premium Payment and subsequent Premium Payments.

                    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Code Section 401, 403, 408 or 457.

                    SEVENTH YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 7th, 14th, 21st and 28th Contract Anniversaries.

                    SHARES: Shares of a Fund.

                    SUB-ACCOUNT: That portion of the Fixed Account associated with specific Guaranteed Period(s) and Guaranteed Interest Rate(s) and that portion of the Variable Account which invests in shares of a specific Fund.

                    SURRENDER (OR WITHDRAWAL): When a lump sum amount representing all or part of the Annuity Account Value (minus any applicable withdrawal charges, contract fees, and premium tax equivalents and adjusted by any market value adjustment) is paid to the Owner. After a full surrender, all of the Owner's rights under the Contract are terminated. In this prospectus, the terms "surrender" and "withdrawal" are used interchangeably.


                    SURRENDER DATE: The date the Company processes the Owner's election to surrender the Contract or to receive a partial withdrawal.

                    VALUATION DATE: Every day on which Accumulation Units are valued, which is each day on which the New York Stock Exchange ("NYSE") is open for business, except any day on which trading on the NYSE is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission ("Commission"), so that valuation or disposal of securities is not practicable.

                    VALUATION PERIOD: The period of time beginning on the day following the Valuation Date and ending on the next Valuation Date. A Valuation Period may be more than one day in length.

                    VARIABLE ACCOUNT: CG Variable Annuity Separate Account II, a separate account of the Company under Connecticut law, in which the assets of the Sub-Account(s) funded through shares of one or more of the Funds are maintained. Assets of the Variable Account attributable to the Contracts are not chargeable with the general liabilities of the Company.

                    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Accumulation Period.


                    VARIABLE ANNUITY UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Annuity Period, to determine the amount of each variable annuity payment.


HIGHLIGHTS

                    Premium Payments attributable to the variable portion of the Contracts will be allocated to a segregated asset account of Connecticut General Life Insurance Company (the "Company") which has been designated CG Variable Annuity Separate Account II (the "Variable Account"). The Variable Account invests in shares of one or more of the Funds available to fund the Contract as selected by the Owner. Owners bear the investment risk for all amounts allocated to the Variable Account. Inquiries about the Contracts may be made to the Company's Annuity & Variable Life Services Center.

                    The Contract may be returned within 10 days after it is received, longer in some states. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The Company will promptly refund the Contract Value. This may be more or less than the Premium Payment. The Company has the right to allocate initial Premium Payments to the Money Market Sub-Account until the expiration of the right-to-examine period. If the Company does so allocate an initial Premium Payment, it will refund the greater of the Premium Payment, less any partial surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial Premium Payment to the Fund(s) designated in the application or order to purchase, unless state law requires a refund of Premium Payments rather than of Annuity Account Value.


                    A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a full surrender or partial withdrawal. The Contingent Deferred Sales Charge is imposed on Premium Payments within seven (7) years after their being made. Owners may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments made, or any remaining portion thereof, ("the Fifteen Percent Free") without incurring a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the Premium Payment being surrendered or withdrawn was made. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders and withdrawals are deemed to be on a first-in, first-out basis.

                    The Contingent Deferred Sales Charge is found in the fee table (See "Charges and Deductions -- Contingent Deferred Sales Charge (Sales Load)"). The maximum Contingent Deferred Sales Charge is 7% of Premium Payments. There may also be a Market Value Adjustment on surrenders, withdrawals or transfers from the Fixed Account portion of the Contract.

                    There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25%* of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contract (See "Charges and Deductions -- Mortality and Expense Risk Charge").

                    There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15%* of the average daily net assets of the Variable Account (See "Charges and Deductions -- Administrative Expense Charge").


                    There is an annual Account Fee of $30 which is waived if the Annuity Account Value equals or exceeds $100,000 at the end of the Contract Year (See "Charges and Deductions -- Account Fee").


                    Premium tax equivalents or other taxes payable to a state or other governmental entity will be charged against Annuity Account Value (See "Charges and Deductions -- Premium Taxes").

                    Under certain circumstances there may be assessed a $10 transfer fee when a Owner transfers Annuity Account Values from one Sub-Account to another (See "Charges and Deductions -- Transfer Fee").

                    There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts distributed:

                    (a) after the Payee reaches age 59 1/2; (b) after the death of the Owner (or, if the Owner is not a natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the
                    Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982. For federal income tax purposes, distributions are deemed to be on a last-in, first-out basis. Different tax withdrawal penalties and restrictions apply to Qualified Contracts issued pursuant to plans qualified under Code
                    Section 401, 403(b), 408 or 457. (See "Tax Matters -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Matters."

                    * (For New York Contracts issued before May 1, 1996, see Appendix I.)

                    MARKET VALUE ADJUSTMENT. In certain situations, a surrender or transfer of amounts from the Fixed Account will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between a rate based on an index published by the Federal Reserve Board as to current yields on U.S. government securities of various maturities at the time a surrender or transfer is made ("Index Rate"), and the Index Rate at the time that the Premium Payments being surrendered or transferred were made.

                    Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the Market Value Adjustment will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the Market Value Adjustment will generally result in a lower payment upon surrender or transfer. It is not applied against a surrender or transfer taking place at the end of the Guaranteed Period.

FEES AND EXPENSES

                    OWNER TRANSACTION FEES

                    Contingent Deferred Sales Charge (as a percentage of Premium Payments):


                           YEARS SINCE
                             PAYMENT        CHARGE
                          -------------     ------
                                  0-1             7%
                                  1-2             6%
                                                        An Owner may, during each Contract Year,
                                  2-3             5%    withdraw up to 15% of Premium
                                  3-4             4%    Payments made, or the remaining portion thereof, without
                                  4-5             3%    incurring a Contingent Deferred Sales Charge.
                                  5-6             2%
                                  6-7             1%
                                   7+             0


                 Transfer Fee........  $10

                 - Not imposed on the first twelve transfers during a Contract Year.
                 Pre-scheduled automatic dollar cost averaging or automatic rebalancing transfers are not counted.

                 Account Fee.........  $30 per Contract Year

                 - Waived if Annuity Account Value at the end of the Contract Year is $100,000 or
                 more.

                    VARIABLE ACCOUNT ANNUAL EXPENSES

                     (as a percentage of average account
                     value)
                     Mortality and Expense Risk Charge......        1.25%*
                     Administrative Expense Charge..........        0.15%*
                                                                  ---
                     Total Variable Account Annual                  1.40%*
                     Expenses...............................

                    * For New York Contracts issued before May 1, 1996, see Appendix I.

EXPENSE DATA

The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the Individual Funds underlying the Variable Sub-Accounts.

                                   FEE TABLE

                                       ALGER AMERICAN FUND
                           -------------------------------------------                FIDELITY VARIABLE INSURANCE
                                        ALGER      ALGER                                    PRODUCTS FUNDS
                            ALGER     AMERICAN    AMERICAN     ALGER     -----------------------------------------------------
                           AMERICAN   LEVERAGED    MIDCAP    AMERICAN     ASSET     EQUITY     INVESTMENT     MONEY      HIGH
                            GROWTH     ALLCAP      GROWTH    SMALL CAP   MANAGER    INCOME     GRADE BOND    MARKET     INCOME
                           PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO    PORTFOLIO    FUND
                           --------   ---------   --------   ---------   -------   ---------   ----------   ---------   ------
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense
  Risk Charge*...........    1.25%      1.25%       1.25%      1.25%      1.25%      1.25%        1.25%       1.25%      1.25%
Administrative Expense
  Charge*................    0.15%      0.15%       0.15%      0.15%      0.15%      0.15%        0.15%       0.15%      0.15%
Total Separate Account
  Annual Expenses*.......    1.40%      1.40%       1.40%      1.40%      1.40%      1.40%        1.40%       1.40%      1.40%
FUND PORTFOLIO ANNUAL
  EXPENSES
Management Fees..........    0.75%      0.85%       0.80%      0.85%      0.71%      0.51%        0.45%       0.24%      0.60%
Other Expenses...........    0.10%      0.71%       0.10%      0.07%      0.08%      0.10%        0.14%       0.09%      0.11%
Total Fund
  Portfolio Annual
  Expenses...............    0.85%      1.56%(1)    0.90%      0.92%      0.79%(2)   0.61%        0.59%       0.33%      0.71%(2)


                           OVERSEAS
                           PORTFOLIO
                           --------
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense
  Risk Charge*...........    1.25%
Administrative Expense
  Charge*................    0.15%
Total Separate Account
  Annual Expenses*.......    1.40%
FUND PORTFOLIO ANNUAL
  EXPENSES
Management Fees..........    0.76%
Other Expenses...........    0.15%
Total Fund
  Portfolio Annual
  Expenses...............    0.91%


------------------------

 *  For New York Contracts issued before May 1, 1996, see Appendix I.

(1) Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is .06% of interest expense. Absent reimbursements, the amounts of Other Expenses and Total Fund Expenses would be 3.07% and 3.92% respectively, for the Alger American Leveraged AllCap Portfolio.

(2) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, Total Fund Portfolio Annual Expenses would have been 0.81% for the Asset Manager Portfolio and 0.71% for the High Income Portfolio. (note -- there were brokerage commissions paid but it did not affect the ratio.)

The table does not reflect the deductions for the annual $30 Account Fee. The information set forth should be considered together with the information provided in this Prospectus under the heading "Fees and Expenses", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

      MFS VARIABLE INSURANCE TRUST                      NEUBERGER&BERMAN
----------------------------------------          ADVISERS MANAGEMENT TRUST(5)
                                             ---------------------------------------             OCC ACCUMULATION TRUST
   MFS                                                       LIMITED                    -----------------------------------------
  TOTAL          MFS         MFS WORLD                      MATURITY                      GLOBAL
  RETURN      UTILITIES     GOVERNMENTS       BALANCED        BOND        PARTNERS        EQUITY         MANAGED       SMALL CAP
  SERIES       SERIES         SERIES          PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------   -----------   -------------     -----------   -----------   -----------    -----------    -----------    -----------
   1.25%         1.25%           1.25%           1.25%         1.25%         1.25%          1.25%          1.25%          1.25%
   0.15%         0.15%           0.15%           0.15%         0.15%         0.15%          0.15%          0.15%          0.15%
   1.40%         1.40%           1.40%           1.40%         1.40%         1.40%          1.40%          1.40%          1.40%
   0.75%         0.75%           0.75%           0.85%         0.65%         0.85%          0.80%          0.80%          0.80%
   0.25%         0.25%           0.25%           0.19%         0.10%         0.30%          0.45%          0.14%          0.20%
   1.00%(3)      1.00%(3)        1.00%(4)        1.04%         0.75%         1.15%          1.25%(6)       0.94%(6)       1.00%(6)


------------------------
(3) The Funds' Adviser has agreed to bear, subject to reimbursement, expenses for each of the Total Return Series and Utilities Series, such that each Series' aggregate operating expense shall not exceed, on an annualized basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, 1.25% of the average daily net assets of the Series from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Series from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" would be 2.02% and 2.77%, respectively, for the Total Return Series, and 2.33% and 3.08%, respectively, for the Utility Series.

(4) The Funds' Adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" for the World Governments Series would be 1.24% and 1.99%, respectively.

(5) Neuberger&Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's PRO RATA portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger&Berman Management Inc. ("NBMI") an administration fee based on the Portfolios' net asset value. Each Portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. See "Expenses" in the Trust's Prospectus.

(6) The annual expenses of the OCC Accumulation Trust Portfolios as of December 31, 1995 have been restated to reflect new management fee and expense limitation arrangements in effect as of May 1, 1996. Effective May 1, 1996, the expenses of the Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended December 31, 1995 would have been: .80%, .45% and 1.25%, respectively, for the Global Equity Portfolio; .80%, .14% and .94%, respectively, for the Managed Portfolio; and .80%, .39% and 1.19%, respectively, for the Small Cap Portfolio.

                    EXAMPLES

                    The Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and assuming all Premium Payments are allocated to the Variable
                    Account:


                                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                 ------   -------   -------   --------
                     1.  IF THE CONTRACT IS SURRENDERED AT THE END OF THE APPLICABLE TIME PERIOD:
                     Alger American Growth Portfolio...........................   $83      $115      $150       $266
                     Alger American Leveraged AllCap Portfolio.................   $89      $134      $182       $328
                     Alger American MidCap Growth Portfolio....................   $83      $115      $149       $264
                     Alger American Small Capitalization Portfolio.............   $82      $113      $146       $259
                     Fidelity VIP Equity-Income Portfolio......................   $80      $106      $134       $234
                     Fidelity VIP Money Market Portfolio.......................   $77      $ 97      $120       $204
                     Fidelity VIP High Income Portfolio........................   $81      $109      $139       $244
                     Fidelity VIP Overseas Portfolio...........................   $83      $115      $149       $265
                     Fidelity VIP II Asset Manager Portfolio...................   $82      $111      $143       $253
                     Fidelity VIP II Investment Grade Bond Portfolio...........   $80      $105      $133       $232
                     MFS Total Return Series...................................   $84      $118      $154       $274
                     MFS Utilities Series......................................   $84      $118      $154       $274
                     MFS World Governments Series..............................   $84      $118      $154       $274
                     AMT Balanced Portfolio....................................   $84      $119      $156       $278
                     AMT Limited Maturity Bond Portfolio.......................   $81      $110      $141       $248
                     AMT Partners Portfolio....................................   $85      $122      $161       $289
                     OCC Global Equity Portfolio...............................   $86      $125      $166       $299
                     OCC Managed Portfolio.....................................   $83      $116      $151       $268
                     OCC Small Cap Portfolio...................................   $84      $118      $154       $274


                    2.  IF THE CONTRACT IS NOT SURRENDERED OR IF IT IS
                    ANNUITIZED:


                     Alger American Growth Portfolio...........................   $24      $ 73      $124       $266
                     Alger American Leveraged AllCap Portfolio.................   $30      $ 92      $156       $328
                     Alger American MidCap Growth Portfolio....................   $23      $ 72      $123       $264
                     Alger American Small Capitalization Portfolio.............   $23      $ 71      $121       $259
                     Fidelity VIP Equity-Income Portfolio......................   $20      $ 63      $109       $234
                     Fidelity VIP Money Market Portfolio.......................   $18      $ 55      $ 94       $204
                     Fidelity VIP High Income Portfolio........................   $21      $ 66      $114       $244
                     Fidelity VIP Overseas Portfolio...........................   $24      $ 72      $124       $265
                     Fidelity VIP II Asset Manager Portfolio...................   $22      $ 69      $118       $253
                     Fidelity VIP II Investment Grade Bond Portfolio...........   $20      $ 63      $108       $232
                     MFS Total Return Series...................................   $24      $ 75      $128       $274
                     MFS Utilities Series......................................   $24      $ 75      $128       $274
                     MFS World Governments Series..............................   $24      $ 75      $128       $274
                     AMT Balanced Portfolio....................................   $25      $ 76      $130       $278
                     AMT Limited Maturity Bond Portfolio.......................   $22      $ 68      $116       $248
                     AMT Partners Portfolio....................................   $26      $ 80      $136       $289
                     OCC Global Equity Portfolio...............................   $27      $ 83      $141       $299
                     OCC Managed Portfolio.....................................   $24      $ 73      $125       $268
                     OCC Small Cap Portfolio...................................   $24      $ 75      $128       $274


                    The preceding tables are intended to assist the Owner in understanding the costs and expenses borne, directly or indirectly, by Premium Payments allocated to the Variable Account. These include the expenses of the Funds, certain of which are subject to expense reimbursement arrangements which may be subject to change. See the Funds' Prospectuses. In addition to the expenses listed above, charges for premium tax equivalents may be applicable.

                    These examples reflect the annual $30 Annuity Account Fee as an annual charge of .06% of assets, based upon an anticipated average Annuity Account Value of $50,000.

                    THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION


                    The Variable Account commenced operations on April 10, 1995. The Sub-Accounts commenced operation on various dates thereafter. There follows, for each of the nineteen Variable Account Sub-Accounts available under the Contracts, information regarding the changes in the Accumulation Unit values from date of inception through December 31, 1995 and from January 1, 1996 through December 31, 1996, and the number of Accumulation Units outstanding at December 31, 1996:



                                                                 (IN DOLLARS)                      NUMBER OF
                                                 ---------------------------------------------    ACCUMULATION
                                                  ACCUMULATION     ACCUMULATION    ACCUMULATION      UNITS
                                                 UNIT BEGINNING     UNIT VALUE     UNIT VALUE     OUTSTANDING
                             SUB-ACCOUNT              VALUE         AT 12/31/95    AT 12/31/96      12/31/96
                      -------------------------  ---------------  ---------------  -----------  ----------------
                      Alger American Growth
                       Portfolio                        10.00         12.385784     13.855323          94,174
                      Alger American Leveraged
                       AllCap Portfolio                 10.00         13.895178     15.364036          25,272
                      Alger American MidCap
                       Growth Portfolio                 10.00         13.106537     14.473761          51,632
                      Alger American Small Cap
                       Portfolio                        10.00         13.092181     13.460941          97,173
                      Fidelity VIP Equity-
                       Income Portfolio                 10.00         12.128673     13.679456         133,553
                      Fidelity VIP Money Market
                       Portfolio                        10.00         10.245402     10.658014          10,588
                      Fidelity VIP High Income
                       Portfolio                        10.00                 *     10.802349          26,114
                      Fidelity VIP Overseas
                       Portfolio                        10.00                 *     10.614394          11,164
                      Fidelity VIP II Asset
                       Manager Portfolio                10.00         11.280365     12.758423          39,293
                      Fidelity VIP II
                       Investment Grade Bond
                       Portfolio                        10.00         10.541110     10.734479          15,245
                      MFS Total Return Series           10.00         11.003903     12.420693          52,465
                      MFS Utilities Series              10.00         11.365171     13.292608           7,641
                      MFS World Governments
                       Series                           10.00         10.277969     10.552213           3,787
                      AMT Balanced Portfolio            10.00         10.269633     10.832872          18,307
                      AMT Limited Maturity Bond
                       Portfolio                        10.00         10.547360     10.857343           6,716
                      AMT Partners Portfolio            10.00         12.122020     15.500823          60,560
                      OCC Global Equity
                       Portfolio                        10.00         11.758951     13.347358          35,443
                      OCC Managed Portfolio             10.00         11.143831     13.502565         176,181
                      OCC Small Cap Portfolio           10.00         10.855343     12.718827          17,578

                      * Had not commenced operations as of December 31, 1995


THE COMPANY AND THE VARIABLE ACCOUNT

                    THE COMPANY. The Company is a stock life insurance company incorporated under the laws of Connecticut by special act of the Connecticut General Assembly in 1865. Its Home Office mailing address is Hartford, Connecticut 06152, Telephone
                    (860) 726-6000. It has obtained authorization to do business in fifty states, the District of Columbia and Puerto Rico. The Company issues group and individual life and health insurance policies and annuities. The Company has various wholly-owned subsidiaries which are generally engaged in the insurance business. The Company is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.

                    THE VARIABLE ACCOUNT. The Variable Account was established by the Company as a separate account on January 25, 1994 pursuant to a resolution of its Board of Directors. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus, to the extent necessary to meet the Company's obligations thereunder. Although that portion of the assets maintained in the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

                    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, account fees, mortality and expense risk charges, administrative expense charges and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will purchase and redeem Fund shares on an aggregate basis and will be fully invested in Fund shares at all times.

THE FUNDS

                    Each of the nineteen Sub-Accounts of the Variable Account is invested solely in shares of one of the nineteen Funds available as funding vehicles under the Contracts. Each of the Funds is a series of one of six Massachusetts or Delaware business trusts, collectively referred to herein as the "Trusts", each of which is registered as an open-end, diversified management investment company under the 1940 Act.

                    The Trusts and their investment advisers and distributors are:

                        Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038; and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;

                        Variable Insurance Products Fund ("Fidelity Trust"), and Variable Insurance Products Fund II ("Fidelity Trust II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;

                        MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        Neuberger & Berman Advisers Management Trust ("AMT Trust"), managed and distributed by Neuberger & Berman Management Incorporated, 605 Third Avenue, New York, NY 10158-0006;

                        OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                    Four Funds of ALGER Trust are available under the Contracts:
                        Alger American Growth Portfolio;
                        Alger American Leveraged AllCap Portfolio;
                        Alger American MidCap Growth Portfolio;
                        Alger American Small Capitalization Portfolio.

                    Four Funds of FIDELITY Trust are available under the
                    Contracts:
                        Equity-Income Portfolio ("Fidelity Equity-Income
                    Portfolio");
                        Money Market Portfolio ("Fidelity Money Market
                    Portfolio");
                        High Income Portfolio ("Fidelity High Income
                    Portfolio");
                        Overseas Portfolio ("Fidelity Overseas Portfolio").

                    Two Funds of FIDELITY Trust II are available under the
                    Contracts:

                        Asset Manager Portfolio ("Fidelity Asset Manager
                    Portfolio");
                        Investment Grade Bond Portfolio ("Fidelity Investment
                    Grade Bond Portfolio").


                    Three Funds of MFS Trust are available under the Contracts:
                        MFS Total Return Series;
                        MFS Utilities Series;
                        MFS World Governments Series.

                    Three Funds of AMT Trust are available under the Contracts:
                        Balanced Portfolio;
                        Limited Maturity Bond Portfolio;
                        Partners Portfolio.

                    Three Funds of OCC Trust are available under the Contracts:
                        Global Equity Portfolio;
                        Managed Portfolio;
                        Small Cap Portfolio.

                    The investment advisory fees charged the Funds by their advisers are shown in the Fee Table at pages 8 and 9 of this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN GROWTH PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, with the ability to engage in leveraging (up to one-third of assets) and options and futures transactions.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (Small Cap Stocks):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the S & P MidCap 400 Index.

                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (Small Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index.

                    FIDELITY ASSET MANAGER PORTFOLIO (Balanced or Total Return):
                    Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO (Fixed Income -- Intermediate Term Bonds): Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

                    FIDELITY EQUITY-INCOME PORTFOLIO (Large Cap Stocks): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

                    FIDELITY MONEY MARKET PORTFOLIO (Money Market): Seeks as high a level of current income as is consistent with preserving capital and providing liquidity, through investment in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

                    FIDELITY HIGH INCOME PORTFOLIO (High Yield Bonds): Seeks high current income by investing mainly in high yielding debt securities, with an emphasis on lower quality securities.

                    FIDELITY OVERSEAS PORTFOLIO (International Equity): Seeks long term growth of capital by investing mainly in foreign securities.

                    MFS TOTAL RETURN SERIES (Balanced or Total Return): Seeks primarily to obtain above-average income, (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES (Specialty): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities), by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.

                    MFS WORLD GOVERNMENTS SERIES (International Fixed Income):
                    Seeks not only preservation, but also growth, of capital together with moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities.

                    AMT BALANCED PORTFOLIO (Balanced or Total Return): Seeks long-term capital growth and reasonable current income without undue risk to principal.

                    AMT LIMITED MATURITY BOND PORTFOLIO (Short-Term Bonds):
                    Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, enhanced total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                    AMT PARTNERS PORTFOLIO (Large Cap Stocks): Seeks capital growth. Invests primarily in common stocks of established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

                    OCC GLOBAL EQUITY PORTFOLIO (International Stocks): Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC MANAGED PORTFOLIO (Balanced or Total Return): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.

                    OCC SMALL CAP PORTFOLIO (Small Cap Stocks): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                    The AMT Partners Portfolio, Fidelity Equity-Income Portfolio, Fidelity Asset Manager Portfolio, Fidelity High Income Portfolio, Fidelity Overseas Portfolio, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series, OCC Global Equity Portfolio, OCC Managed Portfolio, and the OCC Small Cap Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. Owners bear the complete investment risk for Annuity Account Values allocated to a Variable Account Sub-Account. Each such Sub-Account involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Contracts. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments and Contract Value -- Allocation of Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders. Shareholder votes take place whenever state law or the 1940 Act so require, for example on certain elections of Boards of Trustees, the initial approval of investment advisory contracts and changes in investment objectives and fundamental investment policies.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies. The Trusts do not foresee any disadvantage to Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS AND CONTRACT VALUE

                    PREMIUM PAYMENTS


                    The Contracts may be purchased under a flexible premium payment plan. Premium Payments are payable in the frequency and in the amount selected by the Owner. The initial Premium Payment is due on the Effective Date. It must be at least $2,000. Subsequent Premium Payments must be at least $100. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or order to purchase or Premium Payment. A Premium Payment in excess of $1 million requires preapproval by the Company.


                    The Company may, at its sole discretion, offer special premium payment programs and/ or waive the minimum payment requirements.

                    The Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    ALLOCATION OF PREMIUM PAYMENTS

                    Premium Payments are allocated to one or more of the appropriate Sub-Accounts within the Variable Account and Fixed Account as selected by the Owner. For each Variable Account Sub-Account, the Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    The Company will allocate the initial Premium Payment directly to the Sub-Account(s) selected by the Owner unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    Transfers do not necessarily affect the allocation instructions for payments. Subsequent payments will be allocated as directed by the Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Owner. The Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Annuity & Variable Life Services Center. A change will be effective for payments received on or after receipt of the written notice of change.


                    Any Premium Payment at the time of any allocation may be allocated to a single or multiple sub-accounts in whole precentages (e.g., 12%). No allocation can be made which would result in a Variable Account Sub-Account of less than $50 or a Fixed

                    Account Sub-Account value of less than $2,000. Further, at this time, no more than 18 Fixed Account and Variable Account Sub-Accounts may be opened during the life of the Contract. The Company may expand this number at a future date.


                    The Company may, at its sole discretion, waive minimum premium allocation requirements or minimum Variable Account Sub-Account requirements.

                    For initial Premium Payments, if the application or order to purchase for a Contract is in good order, the Company will apply the Premium Payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt at the Accumulation Unit Value for the Valuation Period during which the Premium Payment is accepted unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    If the application or order to purchase for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application or order to purchase and the Premium Payment within five business days. The Company will not retain a Premium Payment for more than five business days while processing an incomplete application or order to purchase unless it has been so authorized by the purchaser.

                    For each subsequent Premium Payment, the Company will apply such payment to the Variable Account and credit the Contract with Accumulation Units at the Accumulation Unit Value for the Valuation Period during which each such payment was received in good order.

                    OPTIONAL VARIABLE ACCOUNT SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Contract Owner may elect to enroll in either of the following programs. However, both programs cannot be in effect at the same time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging is a program which, if elected by the Contract Owner, systematically allocates specified dollar amounts from the Money Market Sub-Account or the One-Year Fixed Account Sub-Account to one or more of the Contract's Variable Account Sub-Accounts at regular intervals as selected by the Contract Owner. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.


                    Dollar Cost Averaging may be selected by establishing a Money Market Sub-Account of at least $1,000 or the One-Year Fixed Account Sub-Account value of at least $2,000. The minimum amount per month to allocate is $50 (subject to the 18 Sub-Account limitation described under "Allocation of Premium Payments" above). Enrollment in this program may occur at any time by calling or writing the Annuity & Variable Life Services Center or by providing the information requested on the Dollar Cost Averaging election form to the Company and ensuring that sufficient value is in the Money Market Sub-Account or the One-year Fixed Account Sub-Account. Transfers to any Fixed Account Sub-Account or from a Fixed Account Sub-Account other than the One-Year Fixed Account Sub-Account are not permitted under Dollar Cost Averaging. The Company may, at its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.


                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the One-Year Fixed Sub-Account is insufficient to complete the next transfer;

                    (3) the Owner requests termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Contract is surrendered.


                    The Dollar Cost Averaging program is not available following the Annuity Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program.


                    AUTOMATIC REBALANCING

                    Automatic Rebalancing is an option which, if elected by the Contract Owner, periodically restores to a pre-determined level the percentage of Contract Value allocated to each Variable Account Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the Contract was purchased, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a request to the Company.

                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Variable Account Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account Sub-Account is not available for Automatic Rebalancing.

                    Automatic Rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the Owner. Once the rebalancing option is activated, any Variable Account Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing option. Any subsequent premium payment or withdrawal that modifies the net account balance within each Variable Account Sub-Account may also cause termination of the Automatic Rebalancing option. Any such termination will be confirmed to the Owner. The Owner may terminate the Automatic Rebalancing option or re-enroll at any time by calling or writing the Annuity & Variable Life Services Center.


                    The Automatic Rebalancing program is not available following the Annuity Date. There is no current charge for Automatic Rebalancing but the Company reserves the right to charge for this program.


                    CONTRACT VALUE

                    The value of the Contract is the sum of the values attributable to the Contract for each Fixed and Variable Sub-Account. The value of each Variable Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

                    ACCUMULATION UNIT

                    Premium Payments allocated to the Variable Account are converted into Accumulation Units. This is done by dividing each Premium Payment by the value of an Accumulation Unit for the Valuation Period during which the Premium Payment is allocated to the Variable Account. The Accumulation Unit value for each Sub-Account was or will be set initially at $10. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for any later Valuation Period is determined by multiplying the Accumulation Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The Net Investment Factor is calculated as follows:

                    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:

                    (A) is the net result of:

                       (1)the net asset value (as described in the prospectus
                          for the Fund) of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus

                       (2)the per share amount of any dividend or other
                          distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus
                       (3)a per share credit or charge with respect to any taxes
                          paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;
                    (B) is the net asset value of a Fund share held in the
                        Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and
                    (C) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and for administrative expenses.

                    The asset charge factor for any Valuation Period is equal to the daily asset charge factor multiplied by the number of 24-hour periods in the Valuation Period.

CHARGES AND DEDUCTIONS

                    Various charges and deductions are made from Annuity Account Values and the Variable Account. These charges and deductions are:

                    CONTINGENT DEFERRED SALES CHARGE (SALES LOAD)

                    Upon a partial withdrawal or full surrender, a Contingent Deferred Sales Charge (sales load) will be calculated and will be deducted from the Annuity Account Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those Premium Payments received within seven (7) years of the date of partial withdrawal or full surrender. In calculating the Contingent Deferred Sales Charge, Premium Payments are allocated to the amount surrendered or withdrawn on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating Premium Payments to the amount withdrawn or surrendered; (b) multiplying each allocated Premium Payment that has been held under the Contract for the period shown below by the charge shown below:

                               YEARS SINCE
                                 PAYMENT      CHARGE
                              --------------  ------
                                   0-1            7%
                                   1-2            6%
                                   2-3            5%
                                   3-4            4%
                                   4-5            3%
                                   5-6            2%
                                   6-7            1%
                                    7+            0

                    and (c) adding the products of each multiplication in (b) above. The charge will not exceed 7% of the Premium Payments. Any applicable negative Market Value Adjustment and Account Fee will be deducted before application of the Contingent Deferred Sales Charge. The charge is not imposed on any death benefit paid or upon amounts applied to an annuity option.


                    An Owner may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments, or any remaining portion thereof, without incurring a Contingent Deferred Sales Charge. The earliest Premium Payments remaining in the Contract will be deemed withdrawn first under this Fifteen Percent Free provision. No Contingent Deferred Sales Charge will be deducted on withdrawals from Premium Payments which have been held under the Contract for more than seven (7) Contract Years or from annuity payments. The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect.

                    For a partial withdrawal, unless the Owner designates otherwise, the Contingent Deferred Sales Charge will be deducted proportionately from the Sub-Account(s) from which the withdrawal is to be made by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total of the values of the Sub-Accounts from which the partial withdrawal is made. If the value(s) of such Sub-Account(s) are insufficient, the amount payable on the withdrawal will be net of any remaining Contingent Deferred Sales Charges unless the Owner and the Company agree otherwise.


                    Commissions of up to 6.75% will be paid to broker-dealers who sell the Contracts, and the Company will incur other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.


                    MORTALITY AND EXPENSE RISK CHARGE

                    The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25%* of the average daily net assets of the Variable Account (consisting of approximately .75% for mortality risks and approximately .50% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Account Fee and the Administrative Expense Charge.

                    If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

                    The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

                    * For New York Contracts issued before May 1, 1996, see Appendix I.

                    ADMINISTRATIVE EXPENSE CHARGE

                    The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15%* of the average daily net assets of the Variable Account. This charge is to reimburse the Company for a portion of its expenses in administering the Contracts. This charge is guaranteed by the Company and cannot be increased, and the Company will not derive a profit from this charge.

                    * For New York Contracts issued before May 1, 1996, see Appendix I.

                    ACCOUNT FEE


                    The Company deducts an annual Account Fee of $30 from the Annuity Account Value on the last Valuation Date of each Contract Year. This charge, like the Administrative Expense Charge, is to reimburse the Company for a portion of its administrative expenses (see above). Prior to the Annuity

                    Date, this charge is deducted by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value. When the Contract is annuitized or surrendered for its full Surrender Value on other than a Contract Anniversary, the Account Fee will be prorated at the time of surrender or annuitization. On and after the Annuity Date, the Account Fee will be collected proportionately from the Sub-Account(s) on which the Variable Annuity payment is based, prorated on a monthly basis and will result in a reduction of the annuity payments. The Account Fee will be waived for any Contract Year in which the Annuity Account Value equals or exceeds $100,000 as of the last Valuation Date of the Contract Year.

                    PREMIUM TAX EQUIVALENTS

                    Premium tax equivalents or other taxes payable to a state, municipality or other governmental entity will be charged against Annuity Account Value. No premium taxes are currently imposed by the State of New York on the Contracts offered hereby. Some states assess premium taxes at the time Premium Payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the Premium Payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct an equivalent amount reflecting investment experience from the Annuity Account Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

                    INCOME TAXES

                    While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

                    FUND EXPENSES

                    There are other deductions from, and expenses paid out of, the assets of the Funds which are described in the accompanying Funds' prospectuses.

                    TRANSFER FEE

                    Prior to the Annuity Date, a Owner may transfer all or a part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any transfer fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 per transfer. Prescheduled automatic Dollar Cost Averaging or Automatic Rebalancing transfers are not counted toward the twelve transfer limit. The Company reserves the right to charge a fee of up to $10 for each transfer after the Annuity Date. The transfer fee at any given time is guaranteed not to exceed $10, will not be set at a level greater than its cost and will contain no element of profit.

OTHER CONTRACT FEATURES

                    OWNERSHIP

                    The Owner has all rights and may receive all benefits under the Contract. The Owner may change the Owner at any time. If the Owner dies, a death benefit will be paid to the Beneficiary upon proof of the Owner's death. If the Owner is a corporation, partnership or other non-natural person, the death benefit is paid upon receipt of due proof of the Annuitant's death. A change of Owner will automatically revoke any prior designation of Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Annuity & Variable Life Services Center. The change will become effective as of the date the written request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

                    For non-qualified contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. But in accordance with Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

                    ASSIGNMENT

                    The Owner may assign the Contract at any time during his or her lifetime. Unless provided otherwise, an assignment will not affect the interest of any previously indicated Beneficiary. The Company will not be bound by any assignment until written notice is received by the Company at its Variable Products Service Center. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before such assignment has been recorded at the Company's Annuity & Variable Life Services Center.

                    If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

                    BENEFICIARY

                    The Beneficiary is named when the Contract is applied for and, unless changed, is entitled to receive any death benefits to be paid. Prior to the Annuity Date, death benefits are paid to the Beneficiary on the death of the Owner.

                    CHANGE OF BENEFICIARY

                    The Owner may change a Beneficiary by filing a written request with the Company at its Annuity & Variable Life Services Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Annuity & Variable Life Services Center after the Annuitant or Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

                    ANNUITANT

                    The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 85 years old. The Annuitant may be changed at any time prior to the Annuity Date. Joint Annuitants are allowed at the time of annuitization only, if the Company chooses to make a joint and survivor annuity payment option available in addition to the options provided in the Contract. The Annuitant has no rights or privileges prior to the Annuity Date. When an Annuity Option is elected, the amount payable as of the Annuity Date is based on the age and gender classification (in accordance with state law) of the Annuitant, as well as the Option selected and the Annuity Account Value.

                    TRANSFER OF CONTRACT VALUES BETWEEN SUB-ACCOUNTS

                    Prior to the Annuity Date, the Owner may transfer all or part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 (See "Charges and Deductions -- Transfer Fee"). This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

                    After the Annuity Date, provided a variable annuity option was selected, the Owner may make up to three transfers between Variable Sub-Accounts in any Contract Year.

                    All transfers are subject to the following:

                    A. The deduction of any transfer fee that may be imposed.
                       The transfer fee will be deducted from the amount which
                    is transferred if the entire amount in the Sub-Account is being transferred, otherwise from the Sub-Account from which the transfer is made.


                    B. The minimum amount which may be transferred is the lesser of (i) $2,000 per Fixed Account Sub-Account or $50 per
                    Variable Account Sub-Account. (The Company, at its sole discretion may waive these minimum requirements); or (ii) the Owner's entire interest in the Sub-Account.


                    C. No partial transfer will be made if the Owner's remaining
                       Contract Value in the Sub-Account will be less than $50.

                    D. Transfers will be effected during the Valuation Period
                       next following receipt by the Company of a written
                    transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. Transfers are not permitted during the right-to-examine period.

                    E. Any transfer request must clearly specify the amount
                       which is to be transferred and the Sub-Accounts which are
                    to be affected.

                    F. Transfers of all or a portion of any Fixed Account
                       Sub-Account values (other than transfers pursuant to the
                    Dollar Cost Averaging program) are subject to any applicable Market Value Adjustment;

                    G. The Company reserves the right to defer transfers from
                       any Fixed Account Sub-Account for up to six months after
                    date of receipt of the transfer request;

                    H. Transfers involving the Variable Account Sub-Accounts are subject to such restrictions as may be imposed by the
                    Funds;

                    I. The Company reserves the right at any time and without
                       prior notice to any party to terminate, suspend or modify
                    the transfer privileges described above.

                    J. After the Annuity Date, transfers may not take place
                       between a Fixed Annuity Option and a Variable Annuity
                    Option.

                    K. The Company reserves the right to reject any premium
                       allocation or transfer which would cause the Fixed
                    Account Sub-Account values in aggregate to exceed then
                    current Company limits.


                    Transfers between Sub-Accounts may be made by calling or writing the Annuity & Variable Life Services Center. Transfer requests must be received prior to 4:00 pm Eastern Time in order to be effective that day.



                    Transfers between any Sub-Accounts may be suspended or postponed during any period in which the New York Stock Exchange is closed or has suspended trading.


                    PROCEDURES FOR TELEPHONE TRANSFERS

                    Owners may effect telephone transfers by calling the Annuity & Variable Life Services Center.

                    The Company will take the following procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for specific information to validate the request. All calls will be recorded. All transactions performed will be confirmed by the Company in writing. The Company is not liable for any loss, cost or expense for acting on telephone instructions which are believed to be genuine in accordance with these procedures.

                    SURRENDERS AND PARTIAL WITHDRAWALS

                    While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Owner, allow the surrender or partial withdrawal of all or a portion of the Contract for its Surrender Value. Such request may also be made by telephone if telephone transfers have been previously authorized in writing. Surrenders or partial withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value, unless the Owner specifies in writing in advance which units are to be cancelled. The Company will pay the amount of any surrender or partial withdrawal within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect (See "Delay of Payments and Transfers").

                    Certain tax withdrawal penalties and restrictions may apply to surrenders and partial withdrawals from Contracts (See "Tax Status"). Owners should consult their own tax counsel or other tax adviser regarding any surrenders and partial withdrawals.

                    The Surrender Value is the Annuity Account Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced, in the case of full surrender, by the sum of:

                    A. any applicable premium tax equivalents not previously
                       deducted;

                    B. any applicable Account Fee;

                    C. any applicable Contingent Deferred Sales Charge; and


                    in the case of partial withdrawals, by the sum: of A and C above.

                    DELAY OF PAYMENTS AND TRANSFERS

                    The Company reserves the right to suspend or postpone payments or transfers for any period when:

                    1. the New York Stock Exchange is closed (other than
                       customary weekend and holiday closings);

                    2. trading on the New York Stock Exchange is restricted;

                    3. an emergency exists as a result of which disposal of
                       securities held in the Variable Account is not reasonably
                    practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

                    4. during any other period when the Commission, by order, so permits for the protection of Owners.

                    The applicable rules and regulations of the Commission will govern as to whether the conditions described in 2. and 3. exist.

                    The Company reserves the right to defer the payment or transfer of amounts withdrawn from any Fixed Account Sub-Account for a period not to exceed six months from the date written request for such withdrawal or transfer is received by the Company. If payment or transfer is deferred beyond thirty (30) days, the Company will pay interest of not less than 3% per year on amounts so deferred.

                    In addition, payment of the amount of any withdrawal derived, all or in part, from any Premium Payment paid to the Company by check or draft may be postponed until the Company determines the check or draft has been honored.

                    DEATH OF THE OWNER BEFORE THE ANNUITY DATE

                    In the event of death of the Owner (or the Annuitant, if the Owner is a non-natural person) prior to the Annuity Date, a death benefit is payable to the Beneficiary designated by the Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death (a certified copy of the Death Certificate) and a payment election are received by the Company. The value of the death benefit is determined as of the effective date of the death benefit election (see "Election and Effective Date of Election") and is equal to the greatest of
                    (a) Premium Payments made, less partial withdrawals; (b) the Annuity Account Value or (c) the Purchasers' Annuity Account Value on the Seven Year Anniversary immediately preceding the date that the death benefit election is effective or is deemed to become effective, adjusted for any subsequent Premium Payments and partial withdrawals and charges. If the death benefit is payable after the Owner's (or Annuitant's) 85th birthday, the amount payable will be the greater of (a) or (b) above. The Beneficiary may, at any time before the end of the sixty (60) day period immediately following receipt of due proof of death by the Company, elect the death benefit to be paid as follows:

                    1. the payment of the entire death benefit within five years of the date of the death of the Owner or Annuitant,
                    whichever is applicable; or

                    2. payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy
                    of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or Annuitant, whichever is applicable (see "Annuity Provisions -- Annuity Options"); or

                    3. payment in accordance with one of the settlement options under the Contract (see "Annuity Provisions -- Annuity
                    Options"); or

                    4. if the designated Beneficiary is the Owner's spouse,
                       he/she can continue the Contract in his/her own name.

                    Payment amounts may vary with their frequency and duration (see "Annuity Provisions -- Annuity Options"). To the extent that the Beneficiary elects a variable payment option, the Beneficiary will bear the investment risk associated with the performance of the underlying Fund(s) in which the relevant Variable Sub Account invest(s).

                    If no payment option is elected, a single sum settlement will be made by the Company within seven (7) days of the end of the sixty (60) day period following receipt of due proof of death of the Owner or Annuitant as applicable.

                    If the Owner is a non-natural person, then for purposes of the death benefit, the Annuitant shall be treated as the Owner.

                    DEATH OF THE ANNUITANT BEFORE THE ANNUITY DATE


                    If the Annuitant dies prior to the Annuity Date and the Annuitant is different from the Owner, the Owner, if a natural person, may designate a new Annuitant. Unless and until one is designated, the Owner will be the Annuitant. If the Owner is not a natural person, then the death benefit, valued as described in "Death of the Owner before the Annuity Date", is paid on due proof of the Annuitant's death.


                    DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE

                    If the Annuitant dies after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. The Company will require due proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                    CHANGE IN OPERATION OF VARIABLE ACCOUNT

                    At the Company's election and if deemed in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law; de-registered under the 1940 Act in the event registration is no longer required (deregistration of the Variable Account requires an order by the Commission); or combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may transfer the assets of the Variable Account associated with the Contracts to another account or accounts. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contracts to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                    MODIFICATION

                    Upon notice to the Owner (or the Payee(s) during the Annuity Period), the Contracts may be modified by the Company if such modification: (i) is necessary to make the Contracts or the Variable Account comply with, or take advantage of, any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to attempt to assure continued qualification of the Contracts under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or
                    (iii) is necessary to reflect a change in the operation of the Variable Account or its Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contracts to reflect such modification.

                    In addition, upon notice to the Owner, the Contracts may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly fixed annuity payment, and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Contracts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. All of the charges and the annuity tables which are provided in the Contracts prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Contracts established prior to the effective date of such modification.

                    DISCONTINUANCE

                    The Company reserves the right to limit or discontinue the offer and issuance of new Contracts. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Contracts issued prior to the effective date of such limitation or discontinuance.

ANNUITY PROVISIONS

                    ANNUITY DATE; CHANGE IN ANNUITY DATE AND ANNUITY OPTION

                    The Owner selects an Annuity Date at the time of application or order to purchase. The Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the month following the Annuitant's 85th birthday.

                    The Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, select and/or change the Annuity Option.

                    ANNUITY OPTIONS

                    Instead of having the proceeds paid in one sum, the Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Annuity Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other settlement options. The Company uses sex distinct or unisex annuity rate tables when determining appropriate annuity payments.

                    FIXED OPTIONS

                    Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

                    FIRST OPTION -- LIFE ANNUITY. The Company will make equal monthly payments during the life of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. Under this option, it is possible only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

                    SECOND OPTION -- LIFE ANNUITY WITH CERTAIN PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender classification (in accordance with state law) of the Annuitant when the first payment is made and on the minimum period chosen.

                    THIRD OPTION -- LIFE ANNUITY WITH CASH REFUND. The Company will make equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender (in accordance with state law) of the Annuitant when the first payment is made.

                    FOURTH OPTION -- ANNUITY CERTAIN. The Company will make equal monthly payments for a number of years selected, not less than five or more than thirty years.

                    VARIABLE OPTIONS

                    The actual dollar amount of variable annuity payments is dependent upon (i) the Annuity Account Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected. Each annuity payment will be less if payments are to be made more frequently or for longer periods of time.

                    The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium tax equivalents not previously deducted) to the table using the age and gender (in accordance with state law) of the Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

                    The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

                    The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

                    The annuity tables contained in the Contract are based on a three percent (3%) assumed net investment rate. If the actual net investment rate exceeds three percent (3%), payments will increase. Conversely, if the actual rate is less than three percent (3%), annuity payments will decrease.

                    The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

                    The Annuity Unit Value for a Sub-Account is determined by multiplying the Annuity Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period (calculated as described on pages 18 and 19 of this Prospectus) and multiplying the result by 0.999919020, the daily factor to neutralize the assumed net investment rate, discussed above, of 3% per annum which is built into the annuity rate table. It may increase or decrease from Valuation Period to Valuation Period.

                    The variable options currently available, assuming the Annuity Account Value is at least $1,000 when variable annuity payments commence, are:

                    OPTION I -- VARIABLE LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

                    OPTION II -- VARIABLE LIFE ANNUITY WITH CERTAIN
                    PERIOD. Monthly annuity payments are paid during the life of an Annuitant, but at least for the minimum period selected, which may be five, ten, fifteen or twenty years;


                    OPTION III -- VARIABLE ANNUITY CERTAIN. Monthly annuity payments are paid for a number of years selected, not less than five or more than thirty years.


                    After the Annuity Date, the payee may, by written request to the Annuity & Variable Life Services Center, exchange Annuity Units of one Variable Sub-Account for Annuity Units of equivalent value in another Variable Sub-Account up to three times each Contract Year.

                    EVIDENCE OF SURVIVAL

                    The Company reserves the right to require evidence of the survival of any Payee at the time any payment payable to such Payee is due under the following Annuity Options: Life Annuity (fixed), Life Annuity with Certain Period (fixed), Cash Refund Life Annuity (fixed), Variable Life Annuity, and Variable Life Annuity with Certain Period.

                    ENDORSEMENT OF ANNUITY PAYMENTS

                    The Company will make each annuity payment at its Home Office by check. Each check must be personally endorsed by the Payee or the Company may require that proof of the Annuitant's survival be furnished.

THE FIXED ACCOUNT

                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE 1940 ACT. THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

                    The initial Premium Payment and any subsequent Premium Payment(s) will be allocated to Sub-Accounts available in connection with the Fixed Account to the extent elected by the Owner at the time such Premium Payment is made. In addition, all or part of the Owner's Annuity Account Value may be transferred among Sub-Accounts available under the Contract as described under "Transfer of Contract Values between Sub-Accounts." Instead of the Owner's assuming all of the investment risk as is the case for Premium Payments allocated to the Variable Account, the Company guarantees it will credit interest of at least 3% per year to amounts allocated to the Fixed Account.

                    Assets supporting amounts allocated to Sub-Accounts within the Fixed Account become part of the Company's general account assets and are available to fund the claims of all creditors of the Company. All of the Company's general account assets will be available to fund benefits under the Contracts. The Owner does not participate in the investment performance of the assets of the Fixed Account or the Company's general account.

                    The Company will invest the assets of the general account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                    If the Account Value within a Fixed Account Sub-Account is maintained for the duration of the Sub-Account's Guaranteed Period, the Company guarantees that it will credit interest to that amount at the guaranteed rate specified for the Sub-Account which may but need not be more than 3% per year. Any amount withdrawn from or transferred out of the Sub-Account prior to the expiration of the Sub-Account's Guaranteed Period is subject to a Market Value Adjustment (see "Market Value Adjustment") and a Deferred Sales Charge, if applicable. The Company guarantees, however, that a Contract will be credited with interest at a rate of not less than 3% per year, compounded annually, on amounts allocated to any Fixed Account Sub-Account, regardless of any application of the Market Value Adjustment (that is, the Market Value Adjustment will not reduce the amount available for surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to the Fixed Account Sub-Account plus interest of 3% per year). The Company reserves the right to defer the payment or transfer of amounts withdrawn from the Fixed Account for a period not to exceed six (6) months from the date a proper request for surrender, withdrawal or transfer is received by the Company.

                    FIXED ACCUMULATION VALUE. The fixed accumulation value of an Annuity Account, if any, for any Valuation Period is equal to the sum of the values of all Fixed Account Sub-Accounts which are part of the Annuity Account for such Valuation Period.


                    GUARANTEED PERIODS. The Owner may elect to allocate Premium Payments to one or more Sub-Accounts within the Fixed Account. Each Sub-Account will maintain a Guaranteed Period with a duration of one, three, five, seven or ten years. Every Premium Payment allocated to a Fixed Account Sub-Account starts a new Sub-Account with its own duration and Guaranteed Interest Rate. The duration of the Guaranteed Period will affect the Guaranteed Interest Rate of the Sub-Account. Initial Premium Payments and subsequent Premium Payments, or portions thereof, and transferred amounts allocated to a Fixed Account Sub-Account, less any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the particular Sub-Account's Guaranteed Period unless prematurely withdrawn prior to the end of the Guaranteed Period. Initial Sub-Account Guaranteed Periods begin on the date a Premium Payment is accepted or, in the case of a transfer, on the effective date of the transfer, and end on the date after the number of calendar years in the Sub-Account's Guaranteed Period elected from the date on which the amount was allocated to the Sub-Account (the "Expiration Date"). Any portion of Annuity Account Value allocated to a specific Sub-Account with a specified Expiration Date (including interest earned thereon) will be referred to herein as a "Guaranteed Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Annuity Account Value described under "Transfer of Contract Values between Sub-Accounts" above, which will begin new Sub-Account Guaranteed Periods, amounts allocated to Sub-Accounts of the same duration may have different Expiration Dates. Thus each Guaranteed Period Amount will be treated separately for purposes of determining any applicable Market Value Adjustment (see "Market Value Adjustment").

                    The Company will notify the Owner in writing prior to the Expiration Date for any Guaranteed Period Amount. A new Sub-Account Guaranteed Period of the same duration as the previous Sub-Account Guaranteed Period will commence automatically at the end of the previous Guaranteed Period unless the Company receives, following such notification but prior to the end of such Guaranteed Period, a written election by the Owner to transfer the Guaranteed Period Amount to a different Fixed Account Sub-Account or to a Variable Account Sub-Account from among those being offered by the Company at such time. Transfers of any Guaranteed Period Amount which become effective upon the expiration of the applicable Guaranteed Period are not subject to the twelve transfers per Contract Year limitations or the additional Fixed Sub-Account transfer restrictions (see "Transfer of Contract Values between Sub-Accounts").


                    GUARANTEED INTEREST RATES. The Company periodically will establish an applicable Guaranteed Interest Rate for each of the Sub-Account Guaranteed Periods within the Fixed Account. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates on investments available to the Company and other factors as described below, but once established, rates will be guaranteed for the entire duration of the respective Sub-Account's Guaranteed Period. However, any amount withdrawn from the Sub-Account may be subject to any applicable withdrawal charges, Account Fees, Market Value Adjustment, premium taxes or other fees. Amounts transferred out of a Fixed Account Sub-Account prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment.

                    The Guaranteed Interest Rate will not be less than 3% per year compounded annually, regardless of any application of the Market Value Adjustment. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (see "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular Sub-Account including: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. THERE IS NO OBLIGATION TO DECLARE A RATE IN EXCESS OF 3% PER YEAR; THE OWNER ASSUMES THE RISK THAT DECLARED RATES WILL NOT EXCEED 3% PER YEAR. THE COMPANY HAS COMPLETE DISCRETION TO DECLARE ANY RATE, SO LONG AS THAT RATE IS AT LEAST 3% PER YEAR.

                    MARKET VALUE ADJUSTMENT

                    Any surrender or transfer of a Fixed Account Guaranteed Period Amount, other than a surrender or transfer pursuant to an election which becomes effective upon the Expiration Date of the Guaranteed Period, will be subject to a Market Value Adjustment ("MVA"). The MVA will be applied to the amount being surrendered or transferred after deduction of any applicable Annuity Account Fee and before deduction of any applicable surrender charge.

                    The MVA generally reflects the relationship between the Index Rate (based upon the Treasury Constant Maturity Series published by the Federal Reserve) in effect at the time a Premium Payment is allocated to a Sub-Account's Guaranteed Period under the Contract and the Index Rate in effect at the time of the Premium Payment's surrender or transfer. It also reflects the time remaining in the Sub-Account's Guaranteed Period. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the MVA will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the MVA will generally result in a lower payment upon surrender or transfer.

                    The MVA is computed by applying the following formula:

                                               (1+A)N
                                               (1+B)N

                    where:

                    A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the beginning of the Guaranteed Period.

                    B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the time of surrender or transfer, plus a 0.25% adjustment. If Index Rates "A" and "B" are within .25% of each other when the index rate factor is determined, no such percentage adjustment to "B" will be made, unless otherwise required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to the Company associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (E.G., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment.

                    N = The number of years remaining in the Guaranteed Period (E.G. 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)


                    See the Statement of Additional information for examples of the application of the Market Value Adjustment.


DISTRIBUTION OF THE CONTRACTS


                    CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT, acts as the principal underwriter and the distributor of the Contracts as well as of variable life insurance policies and other variable annuity contracts issued by the Company. CFA, a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers
                    (NASD), is a wholly-owned subsidiary of Connecticut General Corporation. The Contracts are offered on a continuous basis. CFA and the Company may enter into agreements to sell the Contracts through various broker-dealers whose agents are licensed to sell the Contracts.


PERFORMANCE DATA

                    MONEY MARKET SUB-ACCOUNT

                    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money

                    Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Account Fee.

                    OTHER VARIABLE ACCOUNT SUB-ACCOUNTS

                    From time to time, the other Variable Account Sub-Accounts may publish their current yields and total returns in advertisements and communications to Owners. The current yield for each Variable Account Sub-Account will be calculated by dividing the annualization of the dividend and interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment at the Accumulation Unit value at the beginning of the specified period and upon the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee. Each Variable Account Sub-Account may also advertise aggregate and average total return information over different periods of time.

                    In each case, the yield and total return figures will reflect all recurring charges against the Variable Account Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee for the applicable time period. Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Variable Account Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Owner's yield or total return may be in any future period. See "Historical Performance Data" in the Statement of Additional Information.

                    PERFORMANCE RANKING OR RATING

                    The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account. Lipper Analytical Services, Inc. ("Lipper") Morningstar Variable Annuity/Life Performance Report of Morningstar, Inc. ("Morningstar") and the Variable Annuity Research and Data Service ("VARDS-Registered Trademark-") are independent services which monitor and rank or rate the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                    Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS-Registered Trademark-rankings compare only variable annuity issuers. Morningstar ratings include mutual funds used by both variable life and variable annuity issuers. The performance analyses prepared by Lipper and VARDS-Registered Trademark- rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition,
                    VARDS-Registered Trademark- prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Morningstar assigns ratings of zero to five stars to the mutual funds taking into account primarily historical performance and risk factors.


TAX MATTERS

                    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. OWNERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. OWNERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

                    GENERAL

                    Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Premium Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

                    For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the Contract. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

                    The Company is taxed as a life insurance company under Subchapter L of the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company. Accordingly, the Variable Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or other economic burden are incurred by the Company with respect to the Variable Account or the Contracts, the Company may make a charge for any such amounts that are attributable to the Variable Account.

                    DIVERSIFICATION

                    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

                    Treasury Department regulations (Treas. Reg. 1.817-5) established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

                    The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

                    The Company intends, and the Trusts have undertaken, that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

                    The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., by being able to transfer values among sub-accounts with only limited restrictions). The issuance of such guidelines may require the Company to impose limitations on a Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect.

                    DISTRIBUTION REQUIREMENTS

                    Section 72(s) of the Code requires that in order to be treated as an annuity contract for Federal income tax purposes, any Nonqualified Contract must provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used when the Owner died; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after such death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The Owner's "designated beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

                    The Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to try to assure that they comply with the Section 72(s) requirements when clarified by regulation or otherwise. Similar rules may apply to a Qualified Contract.

                    MULTIPLE CONTRACTS

                    The Code provides that multiple non-qualified annuity Contracts which are issued during a calendar year to the same Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of Contracts. Owners should consult a tax adviser prior to purchasing more than one nonqualified annuity Contract in any single calendar year.

                    TAX TREATMENT OF ASSIGNMENTS

                    An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

                    WITHHOLDING

                    Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies the Company of that election. Different rules may apply to United States citizens or expatriates living abroad. Withholding is mandatory for certain distributions from Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

                    SECTION 1035 EXCHANGES

                    Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investment in the contract before August 14, 1982. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
                    Section 1035 should consult their tax advisers.

                    TAX TREATMENT OF WITHDRAWALS --
                    NON-QUALIFIED CONTRACTS

                    Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Annuity Account Value exceeds the aggregate Premium Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the Payee reaches age 59 1/2; (b) after the death of the Owner (or, if the Owner is a non-natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the
                    Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his/her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982.

                    The above information does not apply, except where noted, to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts (See "Tax Treatment of Withdrawals -- Qualified Contracts").

                    QUALIFIED PLANS

                    The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Although the Company provides administration for the Contract, it does not provide administrative support for Qualified Plans. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued in connection with a Qualified Plan.

                    Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, the Company makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Purchasers and participants under qualified plans as well as Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith.

                    SECTION 403(b)PLANS

                    Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                    INDIVIDUAL RETIREMENT ANNUITIES

                    Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

                    CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

                    Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

                    DEFERRED COMPENSATION PLANS

                    Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer.

                    The above description of federal income tax consequences pertaining to the different types of Qualified Plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

                    TAX TREATMENT OF WITHDRAWALS --
                    QUALIFIED CONTRACTS

                    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401, 403(b), 408 and 457. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Payee reaches age 59 1/2; (b) distributions following the death of the Owner or Annuitant (as applicable) or disability of the Payee (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or the joint lives (or joint life expectancies) of such Payee and his/her designated beneficiary; (d) distributions to a Payee who has separated from service after attaining age 55; (e) distributions made to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Payee for amounts paid during the taxable year for medical care: and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

                    The exceptions stated in Items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity.

FINANCIAL STATEMENTS


                    Audited financial statements of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 are included in the Statement of Additional Information, as are audited financial statements for the Variable Account, which commenced operations April 10, 1995, as of and for the periods (as defined in the financial statements) ended December 31, 1996.


LEGAL PROCEEDINGS

                    There are no legal proceedings to which the Variable Account, the Distributor or the Company is a party except for routine litigation which the Company does not believe is relevant to the Contracts offered by this Prospectus.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information which contains more details concerning some subjects discussed in this Prospectus is available (at no cost) by calling or writing the Annuity & Variable Life Services Center. The following is the Table of Contents for that Statement:

               TABLE OF CONTENTS                     PAGE
THE CONTRACTS-GENERAL PROVISIONS................           3
  The Contracts.................................           3
  Loans.........................................           3
  Non-Participating Contracts...................           3
  Misstatement of Age...........................           3
CALCULATION OF VARIABLE ACCOUNT VALUES..........           3
  Variable Accumulation Unit Value and
   Variable Accumulation Value..................           3
  Net Investment Factor.........................           4
SAMPLE CALCULATIONS AND TABLES..................           4
  Variable Account Unit Value Calculations......           4
  Withdrawal Charge and Market Value Adjustment
   Tables.......................................           5
STATE REGULATION OF THE COMPANY.................           6
ADMINISTRATION..................................           7
ACCOUNT INFORMATION.............................           7

               TABLE OF CONTENTS                     PAGE
DISTRIBUTION OF THE CONTRACTS...................           7
CUSTODY OF ASSETS...............................           7
HISTORICAL PERFORMANCE DATA.....................           8
  Money Market Sub-Account Yield................           8
  Other Sub-Account Yields......................           8
  Total Returns.................................           9
  Other Performance Data........................           9
LEGAL MATTERS...................................          10
LEGAL PROCEEDINGS...............................          10
EXPERTS.........................................          10
FINANCIAL STATEMENTS............................          10
  Connecticut General Life Insurance Company....          11
  CG Variable Annuity Separate Account II.......          33
APPENDIX I......................................          55
  Variable Account Unit Value Sample
   Calculations for New York Contracts Issued
   Before May 1, 1996...........................          55

                            PART A. PROSPECTUS NO. 2

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                     [LOGO]
CG VARIABLE ANNUITY SEPARATE ACCOUNT II

HOME OFFICE LOCATION:    MAILING ADDRESS:                 LOCKBOX ADDRESS: BY MAIL:   LOCKBOX ADDRESS: BY OVERNIGHT:
900 COTTAGE GROVE ROAD   CIGNA INDIVIDUAL INSURANCE       CONNECTICUT GENERAL LIFE    CONNECTICUT GENERAL LIFE
HARTFORD, CT 06152       ANNUITY & VARIABLE LIFE          INSURANCE COMPANY           INSURANCE COMPANY
                         SERVICES                         P.O. BOX 30790              C/O FLEET BANK
                         CENTER: ROUTING S-249            HARTFORD, CT 06150          20 CHURCH STREET
                         HARTFORD, CT 06152 - 2249                                    20TH FLOOR, MSN275
                                                                                      HARTFORD, CT 06120
                                                                                      ATTN: LOCKBOX 30790
                                             TELEPHONE: (800) (552-9898)

--------------------------------------------------------------------------------

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

    The Flexible Payment Deferred Variable Annuity Contracts (the "Contracts") described in this prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments on a fixed or variable basis. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes. The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Matters -- Qualified Plans.") Premium payments for the Contracts will be allocated to a segregated investment account of Connecticut General Life Insurance Company (the "Company"), designated CG Variable Annuity Separate Account II (the "Variable Account"), or to the Fixed Account, or some combination of them, as selected by the owner of the Contract.

    The following funding options are available under a Contract: Through the Variable Account, the Company offers nineteen diversified open-end management investment companies (commonly called mutual funds), each with a different investment objective: Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Asset Manager Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. The fixed interest option offered under a Contract is the Fixed Account. Premium payments or transfers allocated to the Fixed Account, and 3% interest per year thereon, are guaranteed, and additional interest may be credited, with certain withdrawals subject to a market value adjustment and withdrawal charges. Unless specifically mentioned, this prospectus only describes the variable investment options.

    This entire prospectus, and those of the Funds, should be read carefully before investing to understand the Contracts being offered. The "Statement of Additional Information" dated May 1, 1997, available at no charge by calling or writing the Company's Annuity & Variable Life Services Center as shown above, provides further information. Its table of contents is at the end of this prospectus.

    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE CONTRACTS OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED: MAY 1, 1997

                               TABLE OF CONTENTS

                   CONTENTS                        PAGE
DEFINITIONS....................................          3
HIGHLIGHTS.....................................          5
FEES AND EXPENSES..............................          7
CONDENSED FINANCIAL INFORMATION................         11
THE COMPANY AND THE VARIABLE ACCOUNT...........         12
THE FUNDS......................................         12
  General......................................         15
  Substitution of Securities...................         15
  Voting Rights................................         16
PREMIUM PAYMENTS AND CONTRACT VALUE............         16
  Premium Payments.............................         16
  Allocation of Premium Payments...............         16
  Optional Variable Account Sub-Account
   Allocation Programs.........................         17
  Dollar Cost Averaging........................         17
  Automatic Rebalancing........................         18
  Contract Value...............................         19
  Accumulation Unit............................         19
CHARGES AND DEDUCTIONS.........................         19
  Contingent Deferred Sales Charge (Sales
   Load).......................................         19
  Mortality and Expense Risk Charge............         20
  Administrative Expense Charge................         21
  Account Fee..................................         21
  Premium Tax Equivalents......................         21
  Income Taxes.................................         21
  Fund Expenses................................         22
  Transfer Fee.................................         22
  Optional Death Benefit.......................         22
OTHER CONTRACT FEATURES........................         24
  Ownership....................................         24
  Assignment...................................         24
  Beneficiary..................................         24
  Change of Beneficiary........................         24
  Annuitant....................................         25
  Transfer of Contract Values between Sub-
   Accounts....................................         25
  Procedures for Telephone Transfers...........         26
  Surrenders and Partial Withdrawals...........         26
  Delay of Payments and Transfers..............         26
  Death of the Contract Owner before the
   Annuity Date................................         27
  Death of the Annuitant before the Annuity
   Date........................................         28

                   CONTENTS                        PAGE

  Death of the Annuitant after
   the Annuity Date                                     28
  Change in Operation of Variable Account......         28
  Modification.................................         28
  Discontinuance...............................         29
ANNUITY PROVISIONS.............................         29
  Annuity Date; Change in Annuity Date and
   Annuity Option..............................         29
  Annuity Options..............................         29
  Fixed Options................................         29
  Variable Options.............................         30
  Evidence of Survival.........................         31
  Endorsement of Annuity Payments..............         31
THE FIXED ACCOUNT..............................         31
  Market Value Adjustment......................         33
DISTRIBUTION OF THE CONTRACTS..................         34
PERFORMANCE DATA...............................         34
  Money Market Sub-Account.....................         34
  Other Variable Account Sub-Accounts..........         34
  Performance Ranking or Rating................         35
TAX MATTERS....................................         35
  General......................................         35
  Diversification..............................         36
  Distribution Requirements....................         37
  Multiple Contracts...........................         37
  Tax Treatment of Assignments.................         37
  Withholding..................................         38
  Section 1035 Exchanges.......................         38
  Tax Treatment of Withdrawals Non-Qualified
   Contracts...................................         38
  Qualified Plans..............................         38
  Section 403(b) Plans.........................         39
  Individual Retirement Annuities..............         39
  Corporate Pension and Profit-Sharing Plans
   and H.R. 10 Plans...........................         39
  Deferred Compensation Plans..................         39
  Tax Treatment of Withdrawals Qualified
   Contracts...................................         40
FINANCIAL STATEMENTS...........................         40
LEGAL PROCEEDINGS..............................         40
TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION........................         41
APPENDIX I.....................................         42
  Illustration of Cost of Optional Death
   Benefits....................................         42

DEFINITIONS

                    ACCUMULATION PERIOD: The period from the Effective Date to the Annuity Date, the date on which the Death Benefit becomes payable or the date on which the Contract is surrendered or annuitized, whichever is earliest.

                    ACCUMULATION UNIT: A measuring unit used to calculate the value of the Owner's interest in each funding option used in the variable portion of the Contract prior to the Annuity Date.

                    ANNUITANT: A person designated by the Owner in writing upon whose continuation of life any series of payments for a definite period or involving life contingencies depends. If the Annuitant dies before the Annuity Date, the Owner becomes the Annuitant until naming a new Annuitant.

                    ANNUITY & VARIABLE LIFE SERVICES CENTER: The office of the Company to which notices are given and any customer service requests are made. Mailing address: CIGNA Individual Insurance, Annuity & Variable Life Services Center, Routing S-249, Hartford, CT 06152-2249. Premium payments must be sent, and all other correspondence may be sent, to either Lockbox address: If by mail: P.O. Box 30790, Hartford, CT 06150; If by overnight courier: c/o Fleet Bank, 20 Church Street, 20th Floor, MSN275, Hartford, CT 06120, Attn:
                    Lockbox 30790.

                    ANNUITY ACCOUNT VALUE: The value of the Contract at any point in time.

                    ANNUITY DATE: The date on which annuity payments commence.

                    ANNUITY OPTION: The arrangement under which annuity payments are made.

                    ANNUITY PERIOD: The period starting on the Annuity Date.

                    ANNUITY UNIT: A measuring unit used to calculate the portion of annuity payments attributable to each funding option used in the variable portion of the Contract on and after the Annuity Date.

                    BENEFICIARY: The person entitled to the Death Benefit, who must also be the "Designated Beneficiary", for purposes of
                    Section 72(s) of the Code, upon the Owner's death.

                    CODE: The Internal Revenue Code of 1986, as amended.

                    COMPANY: Connecticut General Life Insurance Company.

                    CONTRACT: The Variable Annuity Contract described in this prospectus.

                    CONTRACT ANNIVERSARY, CONTRACT YEAR, EFFECTIVE DATE: The Contract's Effective Date is the date it is issued. It is also the date on which the first Contract Year, a 12-month period, begins. Subsequent Contract Years begin on each Contract Anniversary, which is the anniversary of the Effective Date.

                    CONTRACT MONTH: The period from one Monthly Anniversary Date to the next.

                    CONTRACT OWNER (OR OWNER): The person(s) initially designated in the application or order to purchase or otherwise, unless later changed, as having all ownership rights under the Contract.

                    FIXED ACCOUNT: The portion of the Contract under which principal is guaranteed and interest is credited. Fixed Account Assets are maintained in the Company's General Account and not allocated to the Variable Account.

                    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

                    FUND(S): One or more of Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, Money Market Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Asset Manager Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS World Governments Series; Neuberger & Berman Advisers Management Trust -- Balanced Portfolio, Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. Each is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Contract.

                    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during a Guaranteed Period.

                    GUARANTEED PERIOD: The period for which interest, at either an initial or subsequent Guaranteed Interest Rate, will be credited to any amounts which an Owner allocates to a Fixed Account Sub-Account. In most states in which these Contracts are issued, this period may be one, three, five, seven or ten years, as elected by the Owner.

                    GUARANTEED PERIOD AMOUNT: Any portion of a Purchaser's Annuity Account Value allocated to a specific Guaranteed Period with a specified Expiration Date (including credited interest thereon).

                    INDEX RATE: An index rate based on the Treasury Constant Maturity Series published by the Federal Reserve Board.

                    IN WRITING: In a written form satisfactory to the Company and received by the Company at its Annuity & Variable Life Services Center.

                    MONTHLY ANNIVERSARY DATE: The monthly anniversary of the Effective Date, as shown on the specifications page of the Contract, when the Company makes the monthly calculation of any charge for the Optional Death Benefit.

                    NON-QUALIFIED CONTRACTS: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Code Section 401, 403, 408, or
                    457. The owner of a Non-Qualified Contract must be a natural person or an agent for a natural person in order for the Contract to receive favorable income tax treatment as an annuity.

                    PAYEE: A recipient of payments under the Contract.

                    PREMIUM PAYMENT: Any amount paid to the Company cleared in good funds as consideration for the benefits provided by the Contract. Includes the initial Premium Payment and subsequent Premium Payments.

                    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Code Section 401, 403, 408 or 457.

                    SEVEN YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 7th, 14th, 21st and 28th Contract Anniversaries.

                    SHARES: Shares of a Fund.

                    SUB-ACCOUNT: That portion of the Fixed Account associated with specific Guaranteed Period(s) and Guaranteed Interest Rate(s) and that portion of the Variable Account which invests in shares of a specific Fund.

                    SURRENDER (OR WITHDRAWAL): When a lump sum amount representing all or part of the Annuity Account Value (minus any applicable withdrawal charges, contract fees, and premium tax equivalents and adjusted for any Market Value Adjustment) is paid to the Owner. After a full surrender, all of the Owner's rights under the Contract are terminated. In this prospectus, the terms "surrender" and "withdrawal" are used interchangeably.

                    SURRENDER DATE: The date the Company processes the Owner's election to surrender the Contract or to receive a partial withdrawal.

                    VALUATION DATE: Every day on which Accumulation Units are valued, which is each day on which the New York Stock Exchange ("NYSE") is open for business, except any day on which trading on the NYSE is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission ("Commission"), so that valuation or disposal of securities is not practicable.

                    VALUATION PERIOD: The period of time beginning on the day following the Valuation Date and ending on the next Valuation Date. A Valuation Period may be more than one day in length.

                    VARIABLE ACCOUNT: CG Variable Annuity Separate Account II, a separate account of the Company under Connecticut law, in which the assets of the Sub-Account(s) funded through shares of one or more of the Funds are maintained. Assets of the Variable Account attributable to the Contracts are not chargeable with the general liabilities of the Company.

                    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Accumulation Period.

                    VARIABLE ANNUITY UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account during the Annuity Period, to determine the amount of each variable annuity payment.

HIGHLIGHTS

                    Premium Payments attributable to the variable portion of the Contracts will be allocated to a segregated asset account of Connecticut General Life Insurance Company (the "Company") which has been designated CG Variable Annuity Separate Account II (the "Variable Account"). The Variable Account invests in shares of one or more of the Funds available to fund the Contract as selected by the Owner. Contract Owners bear the investment risk for all amounts allocated to the Variable Account. The Contract's provisions may vary in some states. Inquiries about the Contracts may be made to the Company's Annuity & Variable Life Services Center.

                    The Contract may be returned within 10 days after it is received, longer in some states. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the Premium Payment. In states where required, the Company will promptly refund the Premium Payment, less any partial surrenders. The Company has the right to allocate initial Premium Payments to the Money Market Sub-Account until the expiration of the right-to-examine period. If the Company does so allocate an initial Premium Payment, it will refund the greater of the Premium Payment, less any partial surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial Premium Payment to the Fund(s) designated in the application or order to purchase, unless state law requires a refund of Premium Payments rather than of Annuity Account Value.

                    A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a full surrender or partial withdrawal. The Contingent Deferred Sales Charge is imposed on Premium Payments within seven (7) years after their being made. Contract Owners may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments made, or any remaining portion thereof, ("the Fifteen Percent Free") without incurring a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the Premium Payment being surrendered or withdrawn was made. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders and withdrawals are deemed to be on a first-in, first-out basis.

                    The Contingent Deferred Sales Charge is found in the fee table (See "Charges and Deductions -- Contingent Deferred Sales Charge (Sales Load)"). The maximum Contingent Deferred Sales Charge is 7% of Premium Payments. There may also be a Market Value Adjustment on surrenders, withdrawals or transfers from the Fixed Account portion of the Contract.

                    There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.20% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contract (See "Charges and Deductions -- Mortality and Expense Risk Charge"), other than the Optional Death Benefit risk (See "Charges and Deductions -- Optional Death Benefit").

                    There is an Administrative Expense Charge which is equal, on an annual basis, to 0.10% of the average daily net assets of the Variable Account (See "Charges and Deductions -- Administrative Expense Charge").

                    There is an annual Account Fee of $35 unless the Annuity Account Value equals or exceeds $100,000 at the end of the Contract Year (See "Charges and Deductions -- Account Fee").

                    There is a charge for any Optional Death Benefit(s) elected (See "Charges and Deductions -- Optional Death Benefit").

                    Premium tax equivalents or other taxes payable to a state or other governmental entity will be charged against Annuity Account Value (See "Charges and Deductions -- Premium Taxes").

                    Under certain circumstances there may be assessed a $10 transfer fee when a Contract Owner transfers Annuity Account Values from one Sub-Account to another (See "Charges and Deductions -- Transfer Fee").

                    There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts distributed:

                    (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is not a natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982. For federal income tax purposes, distributions are deemed to be on a last-in, first-out basis. Different tax withdrawal penalties and restrictions apply to Qualified Contracts issued pursuant to plans qualified under Code Section 401, 403(b), 408 or 457. (See "Tax Matters -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Matters."

                    MARKET VALUE ADJUSTMENT. In certain situations, a surrender or transfer of amounts from the Fixed Account will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between a rate based on an index published by the Federal Reserve Board as to current yields on U.S. government securities of various maturities at the time a surrender or transfer is made ("Index Rate"), and the Index Rate at the time that the Premium Payments being surrendered or transferred were made. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the Market Value Adjustment will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the Market Value Adjustment will generally result in a lower payment upon surrender or transfer. It is not applied against a surrender or transfer taking place at the end of the Guaranteed Period.

FEES AND EXPENSES

                    CONTRACT OWNER TRANSACTION FEES

                    Contingent Deferred Sales Charge (as a percentage of Premium Payments):

                           YEARS SINCE
                             PAYMENT        CHARGE
                          -------------     ------
                                  0-1             7%
                                  1-2             6%
                                                        A Contract Owner may, during each Contract Year, withdraw up to
                                  2-3             5%    15% of Premium Payments made, or the remaining portion thereof,
                                  3-4             4%    without incurring a Contingent Deferred Sales Charge.
                                  4-5             3%
                                  5-6             2%
                                  6-7             1%
                                   7+             0

                 Transfer Fee........  $10

                 - Not imposed on the first twelve transfers during a Contract Year.
                 Pre-scheduled automatic dollar cost averaging or automatic rebalancing transfers are not counted.

                 Account Fee.........  $35 per Contract Year

                 - Waived if Annuity Account Value at the end of the Contract Year
                 is $100,000 or more. A Contract Owner may also elect the Optional
                   Death Benefit(s) for which there is a charge, prorated among the
                   Sub-Accounts, which depends on the age and gender classification
                   (in accordance with state law) of the Owner (or the Annuitant, if the Owner is a non-natural person) and on the dollar amount which is at risk. (See "Charges and Deductions -- Optional Death
                   Benefit.")

                    VARIABLE ACCOUNT ANNUAL EXPENSES

                     (as a percentage of average account
                     value)

                     Mortality and Expense Risk Charge.......        1.20%
                     Administrative Expense Charge...........        0.10%
                                                                   ---
                     Total Variable Account Annual                   1.30%
                     Expenses................................

EXPENSE DATA

The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the Individual Funds underlying the Variable Sub-Accounts.

                                   FEE TABLE

                ALGER AMERICAN FUND
    -------------------------------------------                     FIDELITY VARIABLE INSURANCE
                 ALGER      ALGER                                          PRODUCTS FUNDS
     ALGER     AMERICAN    AMERICAN     ALGER     ----------------------------------------------------------------
    AMERICAN   LEVERAGED    MIDCAP    AMERICAN     ASSET     EQUITY     INVESTMENT     MONEY      HIGH
     GROWTH     ALLCAP      GROWTH    SMALL CAP   MANAGER    INCOME     GRADE BOND    MARKET     INCOME   OVERSEAS
    PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO    PORTFOLIO    FUND    PORTFOLIO
    --------   ---------   --------   ---------   -------   ---------   ----------   ---------   ------   --------
SEPARATE
 ACCOUNT
 ANNUAL
 EXPENSES
Mortality
 and
 Expense
 Risk
 Charge...   1.20%   1.20%   1.20%      1.20%      1.20%      1.20%        1.20%       1.20%      1.20%     1.20%
Administrative
 Expense
 Charge...   0.10%   0.10%   0.10%      0.10%      0.10%      0.10%        0.10%       0.10%      0.10%     0.10%
Total
Separate
 Account
 Annual
 Expenses...   1.30%   1.30%   1.30%    1.30%      1.30%      1.30%        1.30%       1.30%      1.30%     1.30%
FUND
PORTFOLIO
 ANNUAL
 EXPENSES
Management
 Fees...   0.75%   0.85%     0.80%      0.85%      0.71%      0.51%        0.45%       0.24%      0.60%     0.76%
Other
Expenses...   0.10%   0.71%   0.10%     0.07%      0.08%      0.10%        0.14%       0.09%      0.11%     0.15%
Total
 Fund
 Portfolio
 Annual
 Expenses...   0.85%   1.56%(1)   0.90%   0.92%    0.79%(2)   0.61%        0.59%       0.33%      0.71%(2)   0.91%

------------------------
(1) Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is .06% of interest expense. Absent reimbursements, the amounts of Other Expenses and Total Fund Expenses would be 3.07% and 3.92% respectively, for the Alger American Leveraged AllCap Portfolio.

(2) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, Total Fund Portfolio Annual Expenses would have been 0.81% for the Asset Manager Portfolio, and 0.71% for the High Income Portfolio. (note -- there were brokerage commissions paid but it did not affect the ratio.)

The table does not reflect the deductions for the annual $35 Account Fee, charges for any Optional Death Benefits selected, or premium tax equivalents. The information set forth should be considered together with the information provided in this Prospectus under the heading "Fees and Expenses", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

      MFS VARIABLE INSURANCE TRUST                      NEUBERGER&BERMAN
----------------------------------------          ADVISERS MANAGEMENT TRUST(5)
                                             ---------------------------------------             OCC ACCUMULATION TRUST
   MFS                                                       LIMITED                    -----------------------------------------
  TOTAL          MFS         MFS WORLD                      MATURITY                      GLOBAL
  RETURN      UTILITIES     GOVERNMENTS       BALANCED        BOND        PARTNERS        EQUITY         MANAGED       SMALL CAP
  SERIES       SERIES         SERIES          PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------   -----------   -------------     -----------   -----------   -----------    -----------    -----------    -----------

   1.20%         1.20%           1.20%           1.20%         1.20%         1.20%          1.20%          1.20%          1.20%

   0.10%         0.10%           0.10%           0.10%         0.10%         0.10%          0.10%          0.10%          0.10%

   1.30%         1.30%           1.30%           1.30%         1.30%         1.30%          1.30%          1.30%          1.30%

   0.75%         0.75%           0.75%           0.85%         0.65%         0.85%          0.80%          0.80%          0.80%
   0.25%         0.25%           0.25%           0.19%         0.10%         0.30%          0.45%          0.14%          0.20%

   1.00%(3)      1.00%(3)        1.00%(4)        1.04%         0.75%         1.15%          1.25%(6)       0.94%(6)       1.00%(6)

------------------------

(3) The Funds' Adviser has agreed to bear, subject to reimbursement, expenses for each of the Total Return Series and Utilities Series, such that each Series' aggregate operating expense shall not exceed, on an annualized basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, 1.25% of the average daily net assets of the Series from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Series from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" would be 2.02% and 2.77%, respectively, for the Total Return Series, and 2.33% and 3.08%, respectively, for the Utility Series.

(4) The Funds' Adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" for the World Governments Series would be 1.24% and 1.99%, respectively.

(5) Neuberger&Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's pro rata portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger&Berman Management Inc. ("NBMI") an administration fee based on the Portfolios' net asset value. Each portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. See "Expenses" in the Trust's Prospectus.

(6) The annual expenses of the OCC Accumulation Trust Portfolios as of December 31, 1995 have been restated to reflect new management fee and expense limitation arrangements in effect as of May 1, 1996. Effective May 1, 1996, the expenses of the Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended December 31, 1995 would have been: .80%, .45% and 1.25%, respectively, for the Global Equity Portfolio; .80%, .14% and .94%, respectively, for the Managed Portfolio; and .80%, .39% and 1.19%, respectively, for the Small Cap Portfolio.

                    EXAMPLES

                    The Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and assuming all Premium Payments are allocated to the Variable Account:

                                                                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                -----------  -----------  -----------  -----------
                     1. IF THE CONTRACT IS SURRENDERED AT THE END OF THE APPLICABLE TIME
                      PERIOD:
                     Alger Small Capitalization Portfolio.....................   $      83    $     114    $     148    $     262
                     Alger Leveraged AllCap Portfolio.........................   $      89    $     133    $     180    $     324
                     Alger MidCap Growth Portfolio............................   $      83    $     113    $     147    $     260
                     Alger Growth Portfolio...................................   $      82    $     112    $     144    $     254
                     Fidelity VIP Equity-Income Portfolio.....................   $      80    $     105    $     132    $     230
                     Fidelity VIP Money Market Portfolio......................   $      77    $      96    $     118    $     200
                     Fidelity VIP High Income Portfolio.......................   $      81    $     108    $     137    $     240
                     Fidelity VIP Overseas Portfolios.........................   $      83    $     114    $     147    $     261
                     Fidelity VIP II Investment Grade Bond Portfolio..........   $      79    $     104    $     131    $     227
                     Fidelity VIP II Asset Manager Portfolio..................   $      81    $     110    $     141    $     248
                     MFS Total Return Series..................................   $      84    $     116    $     152    $     270
                     MFS Utilities Series.....................................   $      84    $     116    $     152    $     270
                     MFS World Governments Series.............................   $      84    $     116    $     152    $     270
                     AMT Balanced Portfolio...................................   $      84    $     118    $     154    $     274
                     AMT Limited Maturity Bond Portfolio......................   $      81    $     109    $     139    $     244
                     AMT Partners Portfolio...................................   $      85    $     121    $     159    $     285
                     OCC Global Equity Portfolio..............................   $      86    $     124    $     164    $     295
                     OCC Managed Portfolio....................................   $      83    $     115    $     149    $     264
                     OCC Small Cap Portfolio..................................   $      84    $     116    $     152    $     270

                    2.  IF THE CONTRACT IS NOT SURRENDERED OR IF IT IS
                    ANNUITIZED:

                     Alger Small Capitalization Portfolio.....   $      23    $      71    $     122    $     262
                     Alger Leveraged AllCap Portfolio.........   $      30    $      91    $     154    $     324
                     Alger MidCap Growth Portfolio............   $      23    $      71    $     121    $     260
                     Alger Growth Portfolio...................   $      22    $      69    $     119    $     254
                     Fidelity VIP Equity-Income Portfolio.....   $      20    $      62    $     106    $     230
                     Fidelity VIP Money Market Portfolio......   $      17    $      53    $      92    $     200
                     Fidelity VIP High Income Portfolio.......   $      21    $      65    $     112    $     240
                     Fidelity VIP Overseas Portfolios.........   $      23    $      71    $     122    $     261
                     Fidelity VIP II Investment Grade Bond
                      Portfolio...............................   $      20    $      61    $     105    $     227
                     Fidelity VIP II Asset Manager
                      Portfolio...............................   $      22    $      68    $     116    $     248
                     MFS Total Return Series..................   $      24    $      74    $     126    $     270
                     MFS Utilities Series.....................   $      24    $      74    $     126    $     270
                     MFS World Governments Series.............   $      24    $      74    $     126    $     270
                     AMT Balanced Portfolio...................   $      24    $      75    $     128    $     274
                     AMT Limited Maturity Bond Portfolio......   $      21    $      66    $     114    $     244
                     AMT Partners Portfolio...................   $      26    $      78    $     134    $     285
                     OCC Global Equity Portfolio..............   $      27    $      81    $     139    $     295
                     OCC Managed Portfolio....................   $      23    $      72    $     123    $     264
                     OCC Small Cap Portfolio..................   $      24    $      74    $     126    $     270

                    The preceding tables are intended to assist the Owner in understanding the costs and expenses borne, directly or indirectly, by Premium Payments allocated to the Variable Account. These include the expenses of the Funds, certain of which are subject to expense reimbursement arrangements which may be subject to change. See the Funds' Prospectuses. In addition to the expenses listed above, charges for premium tax equivalents and charges for any Optional Death Benefit(s) selected may be applicable.

                    These examples reflect the annual $35 Account Fee as an annual charge of .07% of assets, based upon an anticipated average Annuity Account Value of $50,000.

                    THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

                    The Variable Account commenced operations on April 10, 1995. The Sub-Accounts commenced operation on various dates thereafter. There follows, for each of the nineteen Variable Account Sub-Accounts available under the Contracts, information regarding the changes in the Accumulation Unit values from date of inception through December 31, 199 and January 1, 1996 through December 31, 1996, and the number of Accumulation Units outstanding at December 31, 1996:

                                                                    (IN DOLLARS)                    NUMBER OF
                                                      -----------------------------------------    ACCUMULATION
                                                       ACCUMULATION    ACCUMULATION ACCUMULATION      UNITS
                                                      UNIT BEGINNING   UNIT VALUE   UNIT VALUE     OUTSTANDING
                               SUB-ACCOUNT                 VALUE       AT 12/31/95  AT 12/31/96      12/31/96
                      ------------------------------  ---------------  -----------  -----------  ----------------
                      Alger American Growth
                       Portfolio                             10.00      12.385784    13.855323        1,330,936
                      Alger American Leveraged
                       AllCap Portfolio                      10.00      13.895178    15.364036          372,332
                      Alger American MidCap Growth
                       Portfolio                             10.00      13.106537    14.473761          677,431
                      Alger American Small Cap
                       Portfolio                             10.00      13.092181    13.460941        1,098,865
                      Fidelity VIP Equity-Income
                       Portfolio                             10.00      12.128673    13.679456        2,085,260
                      Fidelity VIP Money Market
                       Portfolio                             10.00      10.245402    10.658014          979,117
                      Fidelity VIP High Income
                       Portfolio                             10.00          *        10.802349          452,555
                      Fidelity VIP Overseas
                       Portfolio                             10.00          *        10.614394          178,578
                      Fidelity VIP II Asset Manager
                       Portfolio                              10.00     11.280365    12.758423          335,518
                      Fidelity VIP II Investment
                       Grade Bond Portfolio                   10.00     10.541110    10.734479          544,386
                      MFS Total Return Series                 10.00     11.003903    12.420693          706,567
                      MFS Utilities Series                    10.00     11.365171    13.292608          211,116
                      MFS World Governments Series            10.00     10.277969    10.552213          142,899
                      AMT Balanced Portfolio                  10.00     10.269633    10.832872          308,939
                      AMT Limited Maturity Bond
                       Portfolio                              10.00     10.547360    10.857343          337,716
                      AMT Partners Portfolio                  10.00     12.122020    15.500823          641,124
                      OCC Global Equity Portfolio             10.00     11.758951    13.347358          767,854
                      OCC Managed Portfolio                   10.00     11.143831    13.502565        2,477,621
                      OCC Small Cap Portfolio                 10.00     10.855343    12.718827          219,684
                      * Had not commenced operations as of December 31, 1995

THE COMPANY AND THE VARIABLE ACCOUNT

                    THE COMPANY. The Company is a stock life insurance company incorporated under the laws of Connecticut by special act of the Connecticut General Assembly in 1865. Its Home Office mailing address is Hartford, Connecticut 06152, Telephone
                    (203) 726-6000. It has obtained authorization to do business in fifty states, the District of Columbia and Puerto Rico. The Company issues group and individual life and health insurance policies and annuities. The Company has various wholly-owned subsidiaries which are generally engaged in the insurance business. The Company is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.

                    THE VARIABLE ACCOUNT. The Variable Account was established by the Company as a separate account on January 25, 1994 pursuant to a resolution of its Board of Directors. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus, to the extent necessary to meet the Company's obligations thereunder. Although that portion of the assets maintained in the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the 1940 Act and meets the definition of a separate account under the federal securities laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

                    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, account fees, mortality and expense risk charges, administrative expense charges, the cost of any Optional Death Benefit(s) and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will purchase and redeem Fund shares on an aggregate basis and will be fully invested in Fund shares at all times.

THE FUNDS

                    Each of the nineteen Sub-Accounts of the Variable Account is invested solely in shares of one of the nineteen Funds available as funding vehicles under the Contracts. Each of the Funds is a series of one of six Massachusetts or Delaware business trusts, collectively referred to herein as the "Trusts", each of which is registered as an open-end, diversified management investment company under the 1940 Act.

                    The Trusts and their investment advisers and distributors are:

                        Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038; and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;

                        Variable Insurance Products Fund ("Fidelity Trust"), and Variable Insurance Products Fund II ("Fidelity Trust II"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;

                        MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        Neuberger & Berman Advisers Management Trust ("AMT Trust"), managed and distributed by Neuberger & Berman Management Incorporated, 605 Third Avenue, New York, NY 10158-0006;

                        OCC Accumulation Trust ("OCC Trust"), (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors) and distributed by OCC Distributors (formerly Quest for Value Distributors), One World Financial Center, New York, NY 10281.

                    Four Funds of ALGER Trust are available under the Contracts:
                        Alger American Growth Portfolio;
                        Alger American Leveraged AllCap Portfolio;
                        Alger American MidCap Growth Portfolio;
                        Alger American Small Capitalization Portfolio.

                    Four Funds of FIDELITY Trust are available under the
                    Contracts:
                        Equity-Income Portfolio ("Fidelity Equity-Income
                    Portfolio");
                        Money Market Portfolio ("Fidelity Money Market
                    Portfolio");
                        High Income Portfolio ("Fidelity High Income
                    Portfolio");
                        Overseas Portfolio ("Fidelity Overseas Portfolio").

                    Two Funds of FIDELITY Trust II are available under the
                    Contracts:
                        Asset Manager Portfolio ("Fidelity Asset Manager
                    Portfolio");
                        Investment Grade Bond Portfolio ("Fidelity Investment
                    Grade Bond Portfolio").

                    Three Funds of MFS Trust are available under the Contracts:
                        MFS Total Return Series;
                        MFS Utilities Series;
                        MFS World Governments Series.

                    Three Funds of AMT Trust are available under the Contracts:
                        Balanced Portfolio;
                        Limited Maturity Bond Portfolio;
                        Partners Portfolio.

                    Three Funds of OCC Trust are available under the Contracts:
                        Global Equity Portfolio;
                        Managed Portfolio;
                        Small Cap Portfolio.

                    The investment advisory fees charged the Funds by their advisers are shown in the Fee Table at pages 8 and 9 of this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN GROWTH PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, with the ability to engage in leveraging (up to one-third of assets) and options and futures transactions.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (Small Cap Stocks):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the S & P MidCap 400 Index.

                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (Small Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index.

                    FIDELITY ASSET MANAGER PORTFOLIO (Balanced or Total Return):
                    Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO (Fixed Income -- Intermediate Term Bonds): Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

                    FIDELITY EQUITY-INCOME PORTFOLIO (Large Cap Stocks): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

                    FIDELITY MONEY MARKET PORTFOLIO (Money Market): Seeks as high a level of current income as is consistent with preserving capital and providing liquidity, through investment in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

                    FIDELITY HIGH INCOME PORTFOLIO (High Yield Bonds): Seeks high current income by investing mainly in high yielding debt securities, with an emphasis on lower quality securities.

                    FIDELITY OVERSEAS PORTFOLIO (International Equity): Seeks long term growth of capital by investing mainly in foreign securities.

                    MFS TOTAL RETURN SERIES (Balanced or Total Return): Seeks primarily to obtain above-average income, (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES (Specialty): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.

                    MFS WORLD GOVERNMENTS SERIES (International Fixed Income):
                    Seeks not only preservation, but also growth, of capital together with moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities.

                    AMT BALANCED PORTFOLIO (Balanced or Total Return): Seeks long-term capital growth and reasonable current income without undue risk to principal.

                    AMT LIMITED MATURITY BOND PORTFOLIO (Short-Term Bonds):
                    Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, enhanced total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                    AMT PARTNERS PORTFOLIO (Large Cap Stocks): Seeks capital growth. Invests primarily in common stocks of established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

                    OCC GLOBAL EQUITY PORTFOLIO (International Stocks): Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC MANAGED PORTFOLIO (Balanced or Total Return): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.

                    OCC SMALL CAP PORTFOLIO (Small Cap Stocks): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                    The AMT Partners Portfolio, Fidelity Equity-Income Portfolio, Fidelity Asset Manager Portfolio, Fidelity High Income Portfolio, Fidelity Overseas Portfolio, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series, OCC Global Equity Portfolio, OCC Managed Portfolio, and the OCC Small Cap Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. Contract Owners bear the complete investment risk for Annuity Account Values allocated to a Variable Account Sub-Account. Each such Sub-Account involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Contract Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Contracts. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments and Contract Value -- Allocation of Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders. Shareholder votes take place whenever state law or the 1940 Act so require, for example on certain elections of Board of Trustees, the initial approval of investment advisory contracts and changes in investment objectives and fundamental investment policies.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies. The Trusts do not foresee any disadvantage to Contract Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS AND CONTRACT VALUE

                    PREMIUM PAYMENTS

                    The Contracts may be purchased under a flexible premium payment plan. Premium Payments are payable in the frequency and in the amount selected by the Contract Owner. The initial Premium Payment is due on the Effective Date. It must be at least $2,000. Subsequent Premium Payments must be at least $100. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or order to purchase or Premium Payment. A Premium Payment in excess of $1 million requires preapproval by the Company.

                    The Company may, at its sole discretion, offer special premium payment programs and/ or waive the minimum payment requirements.

                    The Contract Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    ALLOCATION OF PREMIUM PAYMENTS

                    Premium Payments are allocated to one or more of the appropriate Sub-Accounts within the Variable Account and Fixed Account as selected by the Contract Owner. For each Variable Account Sub-Account, the Premium Payments are converted into Accumulation

                    Units. The number of Accumulation Units credited to the Contract is determined by dividing the Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    The Company will allocate the initial Premium Payment directly to the Sub-Account(s) selected by the Owner unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    Transfers do not necessarily affect the allocation instructions for payments. Subsequent payments will be allocated as directed by the Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Owner. The Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Annuity & Variable Life Services Center. A change will be effective for payments received on or after receipt of the written notice of change.

                    Any Premium Payment at the time of any allocation may be allocated to a single or multiple sub-accounts in whole percentages (e.g., 12%). No allocation can be made which would result in a Variable Account Sub-Account of less than $50 or a Fixed Account Sub-Account value of less than $2,000. Further, at this time, no more than 18 Fixed Account and Variable Account Sub-Accounts may be opened during the life of the Contract. The Company may expand this number at a future date.

                    The Company may, at its sole discretion, waive minimum premium allocation requirements or minimum Variable Account Sub-Account requirements.

                    For initial Premium Payments, if the application or order to purchase for a Contract is in good order, the Company will apply the Premium Payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt at the Accumulation Unit Value for the Valuation Period during which the Premium Payment is accepted unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    If the application or order to purchase for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application or order to purchase and the Premium Payment within five business days. The Company will not retain a Premium Payment for more than five business days while processing an incomplete application or order to purchase unless it has been so authorized by the purchaser.

                    For each subsequent Premium Payment, the Company will apply such payment to the Variable Account and credit the Contract with Accumulation Units at the Accumulation Unit Value for the Valuation Period during which each such payment was received in good order.

                    OPTIONAL VARIABLE ACCOUNT SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Contract Owner may elect to enroll in either of the following programs. However, both programs cannot be in effect at the same time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging is a program which, if elected by the Contract Owner, systematically allocates specified dollar amounts from the Money Market Sub-Account or the One-Year Fixed Account Sub-Account to one or more of the Contract's Variable Account Sub-Account at regular intervals as selected by the Contract Owner. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.

                    Dollar Cost Averaging may be selected by establishing a Money Market Sub-Account of at least $1,000 or the One-Year Fixed Account Sub-Account value of at least $2,000. The minimum amount per month to allocate is $50 (subject to the 18 Sub-Account limitation described under "Allocation of Premium Payments" above). Enrollment in this program may occur at any time by calling the Annuity & Variable Life Services Center or by providing the information requested on the Dollar Cost Averaging election form to the Company and ensuring that sufficient value is in the Money Market Sub-Account or the One-year Fixed Account Sub-Account. Transfers to any Fixed Account Sub-Account or from a Fixed Account Sub-Account other than the One-Year Fixed Account Sub-Account are not permitted under Dollar Cost Averaging. The Company may, at its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the One-Year Fixed Sub-Account is insufficient to complete the next transfer; (3) the Owner requests termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Contract is surrendered.

                    The Dollar Cost Averaging program is not available following the Annuity Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing is an option which, if elected by the Contract Owner, periodically restores to a pre-determined level the percentage of Contract Value allocated to each Variable Account Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the Contract was purchased, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a request to the Company.

                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Variable Account Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account Sub-Account is not available for Automatic Rebalancing.

                    Automatic Rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the Owner. Once the rebalancing option is activated, any Variable Account Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing option. Any subsequent premium payment or withdrawal that modifies the net account balance within each Variable Account Sub-Account may also cause termination of the Automatic Rebalancing option. Any such termination will be confirmed to the Owner. The Owner may terminate the Automatic Rebalancing option or re-enroll at any time by calling or writing the Annuity & Variable Life Services Center.

                    The Automatic Rebalancing program is not available following the Annuity Date. There is no current charge for Automatic Rebalancing but the Company reserves the right to charge for this program.

                    CONTRACT VALUE

                    The value of the Contract is the sum of the values attributable to the Contract for each Fixed and Variable Sub-Account. The value of each Variable Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

                    ACCUMULATION UNIT

                    Premium Payments allocated to the Variable Account are converted into Accumulation Units. This is done by dividing each Premium Payment by the value of an Accumulation Unit for the Valuation Period during which the Premium Payment is allocated to the Variable Account. The Accumulation Unit value for each Sub-Account was or will be set initially at $10. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for any later Valuation Period is determined by multiplying the Accumulation Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The Net Investment Factor is calculated as follows:

                    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:
                    (A) is the net result of:
                       (1)the net asset value (as described in the prospectus
                          for the Fund) of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus
                       (2)the per share amount of any dividend or other
                          distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus
                       (3)a per share credit or charge with respect to any taxes
                          paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;
                    (B) is the net asset value of a Fund share held in the
                        Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and
                    (C) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and for administrative expenses.

                    The asset charge factor for any Valuation Period is equal to the daily asset charge factor multiplied by the number of 24-hour periods in the Valuation Period.

CHARGES AND DEDUCTIONS

                    Various charges and deductions are made from Annuity Account Values and the Variable Account. These charges and deductions are:

                    CONTINGENT DEFERRED SALES CHARGE (SALES LOAD)

                    Upon a partial withdrawal or full surrender, a Contingent Deferred Sales Charge (sales load) will be calculated and will be deducted from the Annuity Account Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those Premium Payments received within seven (7) years of the date of partial withdrawal or full surrender. In calculating the Contingent Deferred Sales Charge, Premium Payments are allocated to the amount surrendered or withdrawn on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by:

                    (a) allocating Premium Payments to the amount withdrawn or surrendered; (b) multiplying each allocated Premium Payment that has been held under the Contract for the period shown below by the charge shown below:

   YEARS SINCE
     PAYMENT           CHARGE
------------------     ------
       0-1                   7%
       1-2                   6%
       2-3                   5%
       3-4                   4%
       4-5                   3%
       5-6                   2%
       6-7                   1%
        7+                   0

                    and (c) adding the products of each multiplication in (b) above. The charge will not exceed 7% of the Premium Payments. Any applicable negative Market Value Adjustment and Account Fee will be deducted before application of the Contingent Deferred Sales Charge. The charge is not imposed on any death benefit paid or upon amounts applied to an annuity option.

                    A Contract Owner may, not more frequently than once each Contract Year, make a withdrawal of up to fifteen percent (15%) of Premium Payments, or any remaining portion thereof, without incurring a Contingent Deferred Sales Charge. The earliest Premium Payments remaining in the Contract will be deemed withdrawn first under this Fifteen Percent Free, even if no Contingent Deferred Sales Charge would have been assessed on such a withdrawal. No Contingent Deferred Sales Charge will be deducted on withdrawals from Premium Payments which have been held under the Contract for more than seven
                    (7) Contract Years or from annuity payments. The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect.

                    For a partial withdrawal, unless the Owner designates otherwise, the Contingent Deferred Sales Charge will be deducted proportionately from the Sub-Account(s) from which the withdrawal is to be made by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total of the values of the Sub-Accounts from which the partial withdrawal is made. If the value(s) of such Sub-Account(s) are insufficient, the amount payable on the withdrawal will be net of any remaining Contingent Deferred Sales Charges unless the Owner and the Company agree otherwise.

                    Commissions of up to 6.75% will be paid to broker-dealers who sell the Contracts, and the Company will incur promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

                    MORTALITY AND EXPENSE RISK CHARGE

                    The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.20% of the average daily net assets of the Variable Account (consisting of approximately .70% for mortality risks and approximately .50% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Account Fee and the Administrative Expense Charge.

                    If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

                    The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

                    ADMINISTRATIVE EXPENSE CHARGE

                    The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.10% of the average daily net assets of the Variable Account. This charge is to reimburse the Company for a portion of its expenses in administering the Contracts. This charge is guaranteed by the Company and cannot be increased, and the Company will not derive a profit from this charge.

                    ACCOUNT FEE

                    The Company deducts an annual Account Fee of $35 from the Annuity Account Value on the last Valuation Date of each Contract Year. This charge, like the Administrative Expense Charge, is to reimburse the Company for a portion of its administrative expenses (see above). Prior to the Annuity Date, this charge is deducted by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value. When the Contract is annuitized or surrendered for its full Surrender Value on other than a Contract Anniversary, the Account Fee will be prorated at the time of surrender or annuitization. On and after the Annuity Date, the Account Fee will be collected proportionately from the Sub-Account(s) on which the Variable Annuity payment is based, prorated on a monthly basis and will result in a reduction of the annuity payments. The Account Fee will be waived for any Contract Year in which the Annuity Account Value equals or exceeds $100,000 as of the last Valuation Date of the Contract Year.

                    PREMIUM TAX EQUIVALENTS

                    Premium tax equivalents or other taxes payable to a state, municipality or other governmental entity will be charged against Annuity Account Value. Premium taxes currently imposed by certain states on the Contracts offered hereby range from 0% to 3.5% of Premiums paid. Some states assess premium taxes at the time Premium Payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the Premium Payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct an equivalent amount reflecting investment experience from the Annuity Account Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

                    INCOME TAXES

                    While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

                    FUND EXPENSES

                    There are other deductions from, and expenses paid out of, the assets of the Funds which are described in the accompanying Funds' prospectuses.

                    TRANSFER FEE

                    Prior to the Annuity Date, a Contract Owner may transfer all or a part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any transfer fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 per transfer. Prescheduled automatic Dollar Cost Averaging or Automatic Rebalancing transfers are not counted toward the twelve transfer limit. The Company reserves the right to charge a fee of up to $10 for each transfer after the Annuity Date. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.

                    OPTIONAL DEATH BENEFIT

                    If no Optional Death Benefit is selected, the death benefit under the Contract will be the Annuity Account Value as of the date of payment of the death benefit. No additional charge is imposed for that death benefit.

                    For an additional charge, as described below, an Optional Death Benefit can be selected at the time the Contract is applied for. Under each form of Optional Death Benefit, the death benefit payable will be the greater of the Annuity Account Value or some other amount as of the date of payment of the death benefit. That other amount can be one or more of

                    OPTION A. Premium Payments made, less partial withdrawals.

                    OPTION B. Premium Payments made, less partial withdrawals, with interest compounded daily at a rate equivalent to 5% per year during the first seven Contract Years. As of the beginning of the eighth Contract Year, the amount of death benefit will decrease and thereafter be equal to total Premium Payments made, less partial withdrawals. Only available if the Owner (or the Annuitant, if the Owner is a non-natural person) has not reached his or her 72nd birthday at the Effective Date.

                    OPTION C. The Annuity Account Value on the seven-year Contract Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent Premium Payments and partial withdrawals and charges made between the immediate preceding seven-year Contract Anniversary and the date and death benefit election is effective or is deemed to become effective (as referenced herein, seven-year Contract Anniversary means the seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven-year interval thereafter, for example, the 7th, 14th and 21st Contract Anniversaries).

                    OPTION D. The highest Annuity Account Value ever attained on a Contract Anniversary date, with adjustments for any subsequent Premium Payments and partial withdrawals made since the last determination of such highest value.

                    Once an election of one or more of these Optional Death Benefits has been made, it will remain in effect for the life of the Contract unless the Owner chooses, by written notice to the Annuity & Variable Life Services Center, to discontinue such election. The Owner can only give one notice of discontinuance; such notice must address the discontinuance of one or more of the Optional Death Benefit(s) previously chosen. If no Optional Death Benefit(s) are selected initially, they cannot be added later, nor can the Owner change an initial selection to add Optional Death Benefit(s) after the Contract is issued.

                    At each Contract Anniversary, a charge may be made against Annuity Account Value (prorated among the Sub-Accounts used in the Contract, if more than one be used) for any Optional Death Benefit in effect for all or a portion of the Contract Year then ended. Such charge will be computed in the following manner, assuming for the sake of illustration that the Optional Death Benefit is in effect for the entire Contract Year.

                    On the last business day of each Contract Month during the Contract Year, the Company will calculate whether the amount payable under any of the Optional Death Benefits in effect on that date would exceed the Annuity Account Value on that date. If it would not exceed the Annuity Account Value on that date, then no charge for the Optional Death Benefit is accrued as of that date. If it would exceed the Annuity Account Value on that date, then a charge for the Optional Death Benefit is accrued as of that date. That charge is computed in accordance with mortality tables which are made a part of the Contract reflecting the Owner's age and gender classification (in accordance with state law) is computed on the Amount at Risk, which is the excess of the Optional Death Benefit over the Annuity Account Value on the last business day of the Contract Month. If the Owner is a corporation, partnership or other non-natural person, the measuring life will be the Annuitant's. No deduction is actually made from Annuity Account Value for the Optional Death Benefit until the Contract Anniversary except upon a full surrender or annuitization of the Contract or upon the payment of a Death Benefit, when the sum of any charges accrued at the end of each Contract Month during the Contract Year is deducted.

                    The annual rate per $1,000 of Amount at Risk charged for the Optional Death Benefit(s) is set forth in the following table:

                                                                   COST OF OPTIONAL DEATH
                                                                         BENEFIT(S)
                                                                   ANNUAL RATE PER $1,000
                                                                      OF AMOUNT AT RISK
                                                               -------------------------------
                           ATTAINED AGE                          MALE      FEMALE     UNISEX
-------------------------------------------------------------  ---------  ---------  ---------
                     less than 40............................  $    2.40  $    1.99  $    2.20
                     40-45...................................       3.02       2.54       2.78
                     46-50...................................       4.92       4.02       4.47
                     51-55...................................       7.30       5.70       6.50
                     56-60...................................      11.46       8.34       9.90
                     61-65...................................      17.54      11.55      14.55
                     66-70...................................      27.85      18.19      23.02
                     71-75...................................      43.30      27.57      35.44
                     76-80...................................      70.53      47.33      58.93
                     81-85...................................     117.25      87.04     102.15
                     86-90...................................     179.55     147.37     163.46
                     91+.....................................     400.00     380.00     390.00

                    If, for example, at the end of a Contract Month the Optional Death Benefit (assuming payment of a death benefit on that date) were $40,000 and the Annuity Account Value were $30,000, the Amount at Risk would be $10,000. Suppose the Owner (or, if applicable, the Annuitant) were a female age
                    57. The charge accrued for the Optional Death Benefit that month would be 10 X $8.34, divided by 12 (reflecting one-twelfth of a year), or $6.95. If that proved to be the only Contract Month end during the Contract Year at which there were an Amount at Risk, that would be the only Optional Death Benefit charge accrued during the Contract Year. There is no daily deduction of a percentage of Annuity Account Values for any Optional Death Benefit. (See Appendix
                    1).

OTHER CONTRACT FEATURES

                    OWNERSHIP

                    The Contract Owner has all rights and may receive all benefits under the Contract. The Contract Owner may change the Contract Owner at any time. If the Contract Owner dies, a death benefit will be paid to the Beneficiary upon proof of the Contract Owner's death. If the Owner is a corporation, partnership or other non-natural person, the death benefit is paid upon receipt of due proof of the Annuitant's death. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Annuity & Variable Life Services Center. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received. Any Optional Death Benefit in effect at the time of a change of ownership will remain in effect. The cost of the Optional Death Benefit(s) will be based on the attained age of the new Owner (or the Annuitant, if the new Owner is a non-natural person).

                    For non-qualified contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. But in accordance with Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

                    ASSIGNMENT

                    The Contract Owner may assign the Contract at any time during his or her lifetime. Unless provided otherwise, an assignment will not affect the interest of any previously indicated Beneficiary. The Company will not be bound by any assignment until written notice is received by the Company at its Annuity & Variable Life Services Center. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before such assignment has been recorded at the Company's Annuity & Variable Life Services Center.

                    If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

                    BENEFICIARY

                    The Beneficiary is named when the Contract is applied for and, unless changed, is entitled to receive any death benefits to be paid. Prior to the Annuity Date, death benefits are paid to the Beneficiary on the death of the Owner.

                    CHANGE OF BENEFICIARY

                    The Contract Owner may change a Beneficiary by filing a written request with the Company at its Annuity & Variable Life Services Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Annuity & Variable Life Services Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

                    ANNUITANT

                    The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 90 years old. The Annuitant may be changed at any time prior to the Annuity Date. Joint Annuitants are allowed at the time of annuitization only, if the Company chooses to make a joint and survivor annuity payment option available in addition to the options provided in the Contract. The Annuitant has no rights or privileges prior to the Annuity Date. When an Annuity Option is elected, the amount payable as of the Annuity Date is based on the age and gender classification (in accordance with state law) of the Annuitant, as well as the Option selected and the Annuity Account Value.

                    TRANSFER OF CONTRACT VALUES BETWEEN SUB-ACCOUNTS

                    Prior to the Annuity Date, the Contract Owner may transfer all or part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 (See "Charges and Deductions -- Transfer Fee"). This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

                    After the Annuity Date, provided a variable annuity option was selected, the Contract Owner may make up to three transfers between Variable Sub-Accounts in any Contract Year.

                    All transfers are subject to the following:
                    A. The deduction of any transfer fee that may be imposed.
                       The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred, otherwise from the Sub-Account from which the transfer is made.
                    B. The minimum amount which may be transferred is the lesser of (i) $2,000 per Fixed Account Sub-Account or $50 per Variable Account Sub-Account; or (ii) the Contract Owner's entire interest in the Sub-Account. The Company, at its sole discretion may waive these minimum requirements.
                    C. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $100.
                    D. Transfers will be effected during the Valuation Period
                       next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. Transfers are not permitted during the right-to-examine period.
                    E. Any transfer request must clearly specify the amount
                       which is to be transferred and the Sub-Accounts which are to be affected.
                    F. Transfers of all or a portion of any Fixed Account
                       Sub-Account values are subject to any applicable Market Value Adjustment;
                    G. The Company reserves the right to defer transfers from
                       any Fixed Account Sub-Account for up to six months after date of receipt of the transfer request;
                    H. Transfers involving the Variable Account Sub-Accounts are subject to such restrictions as may be imposed by the Funds;
                    I. The Company reserves the right at any time and without
                       prior notice to any party to terminate, suspend or modify the transfer privileges described above.
                    J. After the Annuity Date, transfers may not take place
                       between a Fixed Annuity Option and a Variable Annuity Option.

                    K. The Company reserves the right to reject any premium
                       allocation or transfer which would cause the Fixed Account Sub-Account values in aggregate to exceed then current Company limits.

                    Transfers between Sub-Accounts may be made by calling or writing the Annuity & Variable Life Services Center. Transfer requests must be received prior to 4:00 Eastern Time in order to be effective that day.

                    Transfers between any Sub-Accounts may be suspended or postponed during any periiod in which the New York Stock Exchange is closed or has suspended trading.

                    PROCEDURES FOR TELEPHONE TRANSFERS

                    Owners may effect telephone transfers by calling the Annuity & Variable Life Services Center.

                    The Company will take the following procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for specific information to validate the request. All calls will be recorded. All transactions performed will be confirmed by the Company in writing. The Company is not liable for any loss, cost or expense for acting on telephone instructions which are believed to be genuine in accordance with these procedures.

                    SURRENDERS AND PARTIAL WITHDRAWALS

                    While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the surrender or partial withdrawal of all or a portion of the Contract for its Surrender Value. Surrenders or partial withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value, unless the Contract Owner specifies in writing in advance which units are to be cancelled. The Company will pay the amount of any surrender or partial withdrawal within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Delay of Payments and Transfers")

                    Certain tax withdrawal penalties and restrictions may apply to surrenders and partial withdrawals from Contracts. (See "Tax Matters.") Contract Owners should consult their own tax counsel or other tax adviser regarding any surrenders and partial withdrawals.

                    The Surrender Value is the Annuity Account Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced, in the case of full surrender, by the sum of:
                    A. any applicable premium tax equivalents not previously
                       deducted;
                    B. any applicable Account Fee;
                    C. any applicable Contingent Deferred Sales Charge; and
                    D. any applicable accrued charges for the Optional Death
                       Benefit(s), and in the case of partial withdrawals, by the sum of: A and C above.

                    DELAY OF PAYMENTS AND TRANSFERS

                    The Company reserves the right to suspend or postpone payments or transfers for any period when:
                    1. the New York Stock Exchange is closed (other than
                       customary weekend and holiday closings);
                    2. trading on the New York Stock Exchange is restricted;

                    3. an emergency exists as a result of which disposal of
                       securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or
                    4. during any other period when the Commission, by order, so permits for the protection of Contract Owners.

                    The applicable rules and regulations of the Commission will govern as to whether the conditions described in 2. and 3. exist.

                    The Company reserves the right to defer the payment or transfer of amounts withdrawn from any Fixed Account Sub-Account for a period not to exceed six months from the date written request for such withdrawal or transfer is received by the Company. If payment or transfer is deferred beyond thirty (30) days, the Company will pay interest of not less than 3% per year on amounts so deferred.

                    In addition, payment of the amount of any withdrawal derived, all or in part, from any Premium Payment paid to the Company by check or draft may be postponed until the Company determines the check or draft has been honored.

                    DEATH OF THE CONTRACT OWNER BEFORE THE ANNUITY DATE

                    In the event of death of the Contract Owner (or the Annuitant, if the Owner is a non-natural person) prior to the Annuity Date, a death benefit is payable to the Beneficiary designated by the Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death (a certified copy of the Death Certificate) and a payment election are received by the Company. Unless an Optional Death Benefit is selected and in effect, the value of the death benefit is equal to the Annuity Account Value. The Beneficiary may, at any time before the end of the sixty (60) day period immediately following receipt of due proof of death by the Company, elect the death benefit to be paid as follows:
                    1. the payment of the entire death benefit within five years of the date of the death of the Owner or Annuitant, whichever is applicable; or
                    2. payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or Annuitant, whichever is applicable (see "Annuity Provisions -- Annuity Options"); or
                    3. payment in accordance with one of the settlement options under the Contract (see "Annuity Provisions -- Annuity Options"); or
                    4. if the designated Beneficiary is the Owner's spouse,
                       he/she can continue the Contract in his/her own name.

                    Payment amounts may vary with their frequency and duration (see "Annuity Provisions -- Annuity Options"). To the extent that the Beneficiary elects a variable payment option, the Beneficiary will bear the investment risk associated with the performance of the underlying Fund(s) in which the relevant Variable Sub-Account invest(s).

                    If no payment option is elected, a single sum settlement will be made by the Company within seven (7) days of the end of the sixty (60) day period following receipt of due proof of death of the Owner or Annuitant as applicable.

                    If the Owner is a non-natural person, then for purposes of the death benefit, the Annuitant shall be treated as the Owner.

                    DEATH OF THE ANNUITANT BEFORE THE ANNUITY DATE

                    If the Annuitant dies prior to the Annuity Date and the Annuitant is different from the Contract Owner, the Contract Owner, if a natural person, may designate a new Annuitant. Unless and until one is designated, the Contract Owner will be the Annuitant. If the Contract Owner is not a natural person, then the death benefit, valued as described in "Death of the Contract Owner before the Annuity Date", is paid on due proof of the Annuitant's death.

                    DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE

                    If the Annuitant dies after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. The Company will require due proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                    CHANGE IN OPERATION OF VARIABLE ACCOUNT

                    At the Company's election and if deemed in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law; de-registered under the 1940 Act in the event registration is no longer required (deregistration of the Variable Account requires an order by the Commission); or combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may transfer the assets of the Variable Account associated with the Contracts to another account or accounts. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contracts to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                    MODIFICATION

                    Upon notice to the Owner (or the Payee(s) during the Annuity Period), the Contracts may be modified by the Company if such modification: (i) is necessary to make the Contracts or the Variable Account comply with, or take advantage of, any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to attempt to assure continued qualification of the Contracts under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or
                    (iii) is necessary to reflect a change in the operation of the Variable Account or its Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contracts to reflect such modification.

                    In addition, upon notice to the Owner, the Contracts may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly fixed annuity payment, and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Contracts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. All of the charges and the annuity tables which are provided in the Contracts prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Contracts established prior to the effective date of such modification.

                    DISCONTINUANCE

                    The Company reserves the right to limit or discontinue the offer and issuance of new Contracts. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Contracts issued prior to the effective date of such limitation or discontinuance.

ANNUITY PROVISIONS

                    ANNUITY DATE; CHANGE IN ANNUITY DATE AND ANNUITY OPTION

                    The Contract Owner selects an Annuity Date at the time of application or order to purchase. The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the month following the Annuitant's 90th birthday.

                    The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, select and/or change the Annuity Option.

                    ANNUITY OPTIONS

                    Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Annuity Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other settlement options. The Company uses sex distinct or unisex annuity rate tables when determining appropriate annuity payments.

                    FIXED OPTIONS

                    Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

                    FIRST OPTION -- LIFE ANNUITY. The Company will make equal monthly payments during the life of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant.

                    SECOND OPTION -- LIFE ANNUITY WITH CERTAIN PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender classification (in accordance with state law) of the Annuitant when the first payment is made and on the minimum period chosen.

                    THIRD OPTION -- LIFE ANNUITY WITH CASH REFUND. The Company will make equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender (in accordance with state law) of the Annuitant when the first payment is made.

                    FOURTH OPTION -- ANNUITY CERTAIN. The Company will make equal monthly payments for a number of years selected, not less than five or more than thirty years.

                    VARIABLE OPTIONS

                    The actual dollar amount of variable annuity payments is dependent upon (i) the Annuity Account Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected. Each annuity payment will be less if payments are to be made more frequently or for longer periods of time.

                    The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium tax equivalents not previously deducted) to the table using the age and gender (in accordance with state law) of the Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

                    The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

                    The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

                    The annuity tables contained in the Contract are based on a three percent (3%) assumed net investment rate. If the actual net investment rate exceeds three percent (3%), payments will increase. Conversely, if the actual rate is less than three percent (3%), annuity payments will decrease.

                    The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

                    The Annuity Unit Value for a Sub-Account is determined by multiplying the Annuity Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period (calculated as described on pages 18 and 19 of this Prospectus) and multiplying the result by 0.999919020, the daily factor to neutralize the assumed net investment rate, discussed above, of 3% per annum which is built into the annuity rate table. It may increase or decrease from Valuation Period to Valuation Period.

                    The variable options currently available are:

                    OPTION I -- VARIABLE LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

                    OPTION II -- VARIABLE LIFE ANNUITY WITH CERTAIN
                    PERIOD. Monthly annuity payments are paid during the life of an Annuitant, but at least for the minimum period selected, which may be five, ten, fifteen or twenty years;

                    OPTION III -- VARIABLE ANNUITY CERTAIN. Monthly annuity payments are paid for a number of years selected, not less than five or more than thirty years.

                    After the Annuity Date, the payee may, by written request to the Annuity & Variable Life Services Center, exchange Annuity Units of one Variable Sub-Account for Annuity Units of equivalent value in another Variable Sub-Account up to three times each Contract Year.

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
                    EVIDENCE OF SURVIVAL

                    The Company reserves the right to require evidence of the survival of any Payee at the time any payment payable to such Payee is due under the following Annuity Options: Life Annuity (fixed), Life Annuity with Certain Period (fixed), Cash Refund Life Annuity (fixed), Variable Life Annuity, and Variable Life Annuity with Certain Period.

                    ENDORSEMENT OF ANNUITY PAYMENTS

                    The Company will make each annuity payment at its Home Office by check. Each check must be personally endorsed by the Payee or the Company may require that proof of the Annuitant's survival be furnished.

THE FIXED ACCOUNT

                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

                    The initial Premium Payment and any subsequent Premium Payment(s) will be allocated to Sub-Accounts available in connection with the Fixed Account to the extent elected by the Owner at the time such Premium Payment is made. In addition, all or part of the Owner's Annuity Account Value may be transferred among Sub-Accounts available under the Contract as described under "Transfer of Contract Values between Sub-Accounts." Instead of the Owner's assuming all of the investment risk as is the case for Premium Payments allocated to the Variable Account, the Company guarantees it will credit interest of at least 3% per year to amounts allocated to the Fixed Account.

                    Assets supporting amounts allocated to Sub-Accounts within the Fixed Account become part of the Company's general account assets and are available to fund the claims of all creditors of the Company. All of the Company's general account assets will be available to fund benefits under the Contracts. The Owner does not participate in the investment performance of the assets of the Fixed Account or the Company's general account.

                    The Company will invest the assets of the general account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                    If the Account Value within a Fixed Account Sub-Account is maintained for the duration of the Sub-Account's Guaranteed Period, the Company guarantees that it will credit interest to that amount at the guaranteed rate specified for the Sub-Account which may but need not be more than 3% per year. Any amount withdrawn from the Sub-Account prior to the expiration of the Sub-Account's Guaranteed Period is subject to a Market Value Adjustment (see "Market Value Adjustment") and a Deferred Sales Charge, if applicable. The Company guarantees, however, that a Contract will be credited with interest at a rate of not less than 3% per year, compounded annually, on amounts allocated to any Fixed Account Sub-Account, regardless of any application of the Market Value Adjustment (that is, the Market Value Adjustment will not reduce the amount available for surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to the Fixed Account Sub-Account plus interest of 3% per year). The Company reserves the right to defer the payment or transfer of amounts withdrawn from the Fixed Account for a period not to exceed six (6) months from the date a proper request for surrender, withdrawal or transfer is received by the Company.

                    FIXED ACCUMULATION VALUE. The fixed accumulation value of an Annuity Account, if any, for any Valuation Period is equal to the sum of the values of all Fixed Account Sub-Accounts which are part of the Annuity Account for such Valuation Period.

                    GUARANTEED PERIODS. The Owner may elect to allocate Premium Payments to one or more Sub-Accounts within the Fixed Account. Each Sub-Account will maintain a Guaranteed Period with a duration of one, three, five, seven or ten years. Every Premium Payment allocated to a Fixed Account Sub-Account starts a new Sub-Account with its own duration and Guaranteed Interest Rate. The duration of the Guaranteed Period will affect the Guaranteed Interest Rate of the Sub-Account. Initial Premium Payments and subsequent Premium Payments, or portions thereof, and transferred amounts allocated to a Fixed Account Sub-Account, less any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the particular Sub-Account's Guaranteed Period unless prematurely withdrawn prior to the end of the Guaranteed Period. Initial Sub-Account Guaranteed Periods begin on the date a Premium Payment is accepted or, in the case of a transfer, on the effective date of the transfer, and end on the date after the number of calendar years in the Sub-Account's Guaranteed Period elected from the date on which the amount was allocated to the Sub-Account (the "Expiration Date"). Any portion of Annuity Account Value allocated to a specific Sub-Account with a specified Expiration Date (including interest earned thereon) will be referred to herein as a "Guaranteed Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Annuity Account Value described under "Transfer of Contract Values between Sub-Accounts" above, which will begin new Sub-Account Guaranteed Periods, amounts allocated to Sub-Accounts of the same duration may have different Expiration Dates. Thus each Guaranteed Period Amount will be treated separately for purposes of determining any applicable Market Value Adjustment (see "Market Value Adjustment").

                    The Company will notify the Owner in writing prior to the Expiration Date for any Guaranteed Period Amount. A new Sub-Account Guaranteed Period of the same duration as the previous Sub-Account Guaranteed Period will commence automatically at the end of the previous Guaranteed Period unless the Company receives, following such notification but prior to the end of such Guaranteed Period, a written election by the Owner to transfer the Guaranteed Period Amount to a different Fixed Account Sub-Account or to a Variable Account Sub-Account from among those being offered by the Company at such time. Transfers of any Guaranteed Period Amount which become effective upon the expiration of the applicable Guaranteed Period are not subject to the twelve (or three) transfers per Contract Year limitations or the additional Fixed Sub-Account transfer restrictions (see "Transfer of Contract Values between Sub-Accounts").

                    GUARANTEED INTEREST RATES. The Company periodically will establish an applicable Guaranteed Interest Rate for each of the Sub-Account Guaranteed Periods within the Fixed Account. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates on investments available to the Company and other factors as described below, but once established, rates will be guaranteed for the entire duration of the respective Sub-Account's Guaranteed Period. However, any amount withdrawn from the Sub-Account may be subject to any applicable withdrawal charges, Account Fees, Market Value Adjustment, premium taxes or other fees. Amounts transferred out of a Fixed Account Sub-Account prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment.

                    The Guaranteed Interest Rate will not be less than 3% per year compounded annually, regardless of any application of the Market Value Adjustment. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (see "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular Sub-Account including: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. THERE IS NO OBLIGATION TO DECLARE A RATE IN EXCESS OF 3% PER YEAR; THE OWNER ASSUMES THE RISK THAT DECLARED RATES WILL NOT EXCEED 3% PER YEAR. THE COMPANY HAS COMPLETE DISCRETION TO DECLARE ANY RATE, SO LONG AS THAT RATE IS AT LEAST 3% PER YEAR.

                    MARKET VALUE ADJUSTMENT

                    Any surrender or transfer of a Fixed Account Guaranteed Period Amount, other than a surrender or transfer pursuant to an election which becomes effective upon the Expiration Date of the Guaranteed Period, will be subject to a Market Value Adjustment ("MVA"). The MVA will be applied to the amount being surrendered or transferred after deduction of any applicable Annuity Account Fee and before deduction of any applicable surrender charge.

                    The MVA generally reflects the relationship between the Index Rate (based upon the Treasury Constant Maturity Series published by the Federal Reserve) in effect at the time a Premium Payment is allocated to a Sub-Account's Guaranteed Period under the Contract and the Index Rate in effect at the time of the Premium Payment's surrender or transfer. It also reflects the time remaining in the Sub-Account's Guaranteed Period. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the MVA will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the MVA will generally result in a lower payment upon surrender or transfer.

                    The MVA is computed by applying the following formula:

                                               (1+A)N
                                               ------
                                               (1+B)N

                    where:

                    A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the beginning of the Guaranteed Period.

                    B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate factor is determined, no such percentage adjustment to "B" will be made, unless otherwise required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to the Company associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (E.G., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment.

                    N = The number of years remaining in the Guaranteed Period (E.G. 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

                    See the Statement of Additional information for examples of the application of the Market Value Adjustment.

DISTRIBUTION OF THE CONTRACTS

                    CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT acts as the principal underwriter and the distributor of the Contracts as well as of variable life insurance policies and other variable annuity contracts issued by the Company. CFA, a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers
                    (NASD), is a wholly-owned subsidiary of Connecticut General Corporation. The Contracts are offered on a continuous basis. CFA and the Company may enter into agreements to sell the Contracts through various broker-dealers whose agents are licensed to sell the Contracts.

PERFORMANCE DATA

                    MONEY MARKET SUB-ACCOUNT

                    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Account Fee.

                    OTHER VARIABLE ACCOUNT SUB-ACCOUNTS

                    From time to time, the other Variable Account Sub-Accounts may publish their current yields and total returns in advertisements and communications to Contract Owners. The current yield for each Variable Account Sub-Account will be calculated by dividing the annualization of the dividend and interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the

                    Accumulation Units acquired through a hypothetical $1,000 investment at the Accumulation Unit value at the beginning of the specified period and upon the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Annuity Account Fee. Each Variable Account Sub-Account may also advertise aggregate and average total return information over different periods of time.

                    In each case, the yield and total return figures will reflect all recurring charges against the Variable Account Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee for the applicable time period. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Variable Account Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. See "Historical Performance Data" in the Statement of Additional Information.

                    PERFORMANCE RANKING OR RATING

                    The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account. Lipper Analytical Services, Inc. ("Lipper") Morningstar Variable Annuity/Life Performance Report of Morningstar, Inc. ("Morningstar") and the Variable Annuity Research and Data Service ("VARDS-Registered Trademark-") are independent services which monitor and rank or rate the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                    Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS-Registered Trademark-rankings compare only variable annuity issuers. Morningstar ratings include mutual funds used by both variable life and variable annuity issuers. The performance analyses prepared by Lipper and VARDS-Registered Trademark- rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition,
                    VARDS-Registered Trademark- prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Morningstar assigns ratings of zero to five stars to the mutual funds taking into account primarily historical performance and risk factors.

TAX MATTERS

                    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. OWNERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. OWNERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

                    GENERAL

                    Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Premium Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

                    For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the Contract. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

                    The Company is taxed as a life insurance company under Subchapter L of the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company. Accordingly, the Variable Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or other economic burden are incurred by the Company with respect to the Variable Account or the Contracts, the Company may make a charge for any such amounts that are attributable to the Variable Account.

                    DIVERSIFICATION

                    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

                    The Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

                    The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

                    The Company intends, and the Trusts have undertaken, that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

                    The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., by being able to transfer values among sub-accounts with only limited restrictions). The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect.

                    DISTRIBUTION REQUIREMENTS

                    Section 72(s) of the Code requires that in order to be treated as an annuity contract for Federal income tax purposes, any Nonqualified Contract must provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used when the Owner died; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after such death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The Owner's "designated beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

                    The Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to try to assure that they comply with the Section 72(s) requirements when clarified by regulation or otherwise. Similar rules may apply to a Qualified Contract.

                    MULTIPLE CONTRACTS

                    The Code provides that multiple non-qualified annuity contracts which are issued during a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one nonqualified annuity contract in any single calendar year.

                    TAX TREATMENT OF ASSIGNMENTS

                    An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

                    WITHHOLDING

                    Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies the Company of that election. Different rules may apply to United States citizens or expatriates living abroad. Withholding is mandatory for certain distributions from Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

                    SECTION 1035 EXCHANGES

                    Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investment in the contract before August 14, 1982. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
                    Section 1035 should consult their tax advisers.

                    TAX TREATMENT OF WITHDRAWALS --
                    NON-QUALIFIED CONTRACTS

                    Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Annuity Account Value exceeds the aggregate Premium Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is a non-natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his/her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982.

                    The above information does not apply, except where noted, to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

                    QUALIFIED PLANS

                    The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Although the Company provides administration for the Contract, it does not provide administrative support for Qualified Plans. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued in connection with a Qualified Plan.

                    Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, the Company makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Purchasers and participants under qualified plans as well as Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith.

                    SECTION 403(B) PLANS

                    Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                    INDIVIDUAL RETIREMENT ANNUITIES

                    Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

                    CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

                    Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

                    DEFERRED COMPENSATION PLANS

                    Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer.

                    The above description of federal income tax consequences pertaining to the different types of Qualified Plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

                    TAX TREATMENT OF WITHDRAWALS --
                    QUALIFIED CONTRACTS

                    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401, 403(b), 408 and 457. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Payee reaches age 59 1/2; (b) distributions following the death of the Contract Owner or Annuitant (as applicable) or disability of the Payee (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or the joint lives (or joint life expectancies) of such Payee and his/her designated beneficiary; (d) distributions to a Payee who has separated from service after attaining age 55; (e) distributions made to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Payee for amounts paid during the taxable year for medical care: and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

                    The exceptions stated in Items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity.

FINANCIAL STATEMENTS

                    Audited financial statements of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 are included in the Statement of Additional Information. Also included are audited financial statements for the Variable Account, which commenced operations April 10, 1995, as of and for the periods (as defined in the financial statements) ended December 31, 1996.

LEGAL PROCEEDINGS

                    There are no legal proceedings to which the Variable Account, the Distributor or the Company is a party except for routine litigation which the Company does not believe is relevant to the Contracts offered by this Prospectus.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information which contains more details concerning some subjects discussed in this Prospectus is available (at no cost) by calling or writing the Annuity & Variable Life Services Center. The following is the Table of Contents for that Statement:

               TABLE OF CONTENTS                     PAGE
THE CONTRACTS-GENERAL PROVISIONS................           3
  The Contracts.................................           3
  Loans.........................................           3
  Non-Participating Contracts...................           3
  Misstatement of Age...........................           3
CALCULATION OF VARIABLE ACCOUNT VALUES..........           3
  Variable Accumulation Unit Value..............           3
  Net Investment Factor.........................           4
SAMPLE CALCULATIONS AND TABLES..................           4
  Variable Account Unit Value Calculations......           4
  Withdrawal Charge and Market Value Adjustment
   Tables.......................................           5
STATE REGULATION OF THE COMPANY.................           6
ADMINISTRATION..................................           7

               TABLE OF CONTENTS                     PAGE
ACCOUNT INFORMATION.............................           7
DISTRIBUTION OF THE CONTRACTS...................           7
CUSTODY OF ASSETS...............................           7
HISTORICAL PERFORMANCE DATA.....................           8
  Money Market Sub-Account Yield................           8
  Other Sub-Account Yields......................           8
  Total Returns.................................           9
  Other Performance Data........................           9
LEGAL MATTERS...................................          10
LEGAL PROCEEDINGS...............................          10
EXPERTS.........................................          10
FINANCIAL STATEMENTS............................          10
  Connecticut General Life Insurance Company....          11
  CG Variable Annuity Separate Account II.......          33

APPENDIX 1

                                ILLUSTRATION OF
                        COST OF OPTIONAL DEATH BENEFITS
--------------------------------------------------------------------------------
                               SIMPLIFIED EXAMPLE

Contract Owner:     Mrs. Smith, female, age 57
Death Benefit Choice: D (annual step-up)

                                           GUARANTEED
                                           DEATH
DATE                ACCOUNT VALUE*         BENEFIT       AMOUNT AT RISK
---------------------------------------------------------------------------------------------
May 15, Year 1      $30,000                    $30,000   $0.00
(New contract --
date policy is in
force)
---------------------------------------------------------------------------------------------
May 15, Year 2      $40,000                    $40,000   $0.00
(First contract                                 (Death
anniversary)                                   benefit
                                            steps up.)
---------------------------------------------------------------------------------------------
June 15, Year 2     $30,000                    $40,000   Guar. Death Bene. equals:    $40,000
(Last day of        (Market correction                   Account Value equals:       -$30,000
month. Account is   has occurred. Account                AMOUNT AT RISK EQUALS:      --------
assessed for death  value has fallen                     (Owner WILL be charged       $10,000
benefit charges.)   below guaranteed                     for death benefit this
                    death benefit.)                      month.)
---------------------------------------------------------------------------------------------
July 15, Year 2     $40,000                    $40,000   Guar. Death Bene. equals:    $40,000
(One month later.)  (Market recovers.                    Account Value equals:       -$40,000
                    Account value has                    AMOUNT AT RISK EQUALS:      --------
                    increased.)                          (Owner will NOT be             $0.00
                                                         charged for death benefit
                                                         this month.)
---------------------------------------------------------------------------------------------

In the case shown above, the Amount at Risk on June 15, Yr. 2 would be $10,000. Now refer to the chart below, also found on page 23 of this prospectus. A 57 year old female will pay $8.34 per thousand of Amount at Risk. 10 X $8.34 = $83.40. That amount is an annual charge. It is divided by 12 to determine the monthly charge of $6.95.

In the example above, no Amount at Risk exists on July 15, Yr. 2. The Owner will NOT be charged for a death benefit that month. However a market recovery in June will not affect a death benefit charge already accrued for May. That charge is fixed and will appear on the Owner's annual statement at the end of the Contract Year.

                                                 COST OF OPTIONAL DEATH BENEFIT(S)
                                                       ACTUAL RATE PER $1,000
                                                         OF AMOUNT AT RISK
                                                 ----------------------------------
ATTAINED AGE                                        MALE       FEMALE      UNISEX
-----------------------------------------------  ----------  ----------  ----------
Less than 40...................................  $     2.40  $     1.99  $     2.20
40-45..........................................        3.02        2.54        2.78
46-50..........................................        4.92        4.02        4.47
51-55..........................................        7.30        5.70        6.50
56-60..........................................       11.46        8.34        9.90
61-65..........................................       17.54       11.55       14.55
66-70..........................................       27.85       18.19       23.02
71-75..........................................       43.30       27.57       35.44
76-80..........................................       70.53       47.33       58.93
81-85..........................................      117.25       87.04      102.15
86-90..........................................      179.55      147.37      163.46
91+............................................      400.00      380.00      390.00

*After $35 Account Fee is applied.

                            PART A. PROSPECTUS NO. 3

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                                                                     [LOGO]
CG VARIABLE ANNUITY SEPARATE ACCOUNT II

HOME OFFICE LOCATION:   MAILING ADDRESS:           LOCKBOX ADDRESS: BY       LOCKBOX ADDRESS: BY
900 COTTAGE GROVE ROAD  CIGNA INDIVIDUAL           MAIL:                     OVERNIGHT:
HARTFORD, CT 06152      INSURANCE                  CONNECTICUT GENERAL LIFE  CONNECTICUT GENERAL LIFE
                        ANNUITY & VARIABLE LIFE    INSURANCE COMPANY         INSURANCE COMPANY
                        SERVICES CENTER:           P.O. BOX 30790            C/O FLEET BANK
                        ROUTING S-249              HARTFORD, CT 06150        20 CHURCH STREET
                        HARTFORD, CT 06152-2249                              20TH FLOOR, MSN275
                        TELEPHONE: (800)                                     HARTFORD, CT 06120
                        (552-9898)                                           ATTN: LOCKBOX 30790

--------------------------------------------------------------------------------

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

The Flexible Payment Deferred Variable Annuity Contracts (the "Contracts") described in this prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments on a fixed or variable basis. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes. The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Matters -- Qualified Plans.") Premium payments for the Contracts will be allocated to a segregated investment account of Connecticut General Life Insurance Company (the "Company"), designated CG Variable Annuity Separate Account II (the "Variable Account"), or to the Fixed Account, or some combination of them, as selected by the owner of the Contract.

The following funding options are available under a Contract: Through the Variable Account, the Company offers twenty-one diversified open-end management investment companies (commonly called mutual funds), each with a different investment objective: Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; CIGNA Variable Products Group -- Money Market Fund; Fidelity Variable Insurance Products Fund -- Equity-Income Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Contra Fund Portfolio; Fidelity Variable Insurance Products Fund III -- Growth Opportunities Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series, MFS Emerging Growth Series, MFS Research Series and MFS Growth With Income Series; Neuberger & Berman Advisers Management Trust -- Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. The fixed interest option offered under a Contract is the Fixed Account. Premium payments or transfers allocated to the Fixed Account, and 3% interest per year thereon, are guaranteed, and additional interest may be credited, with certain withdrawals subject to a Market Value Adjustment and withdrawal charges. Unless specifically mentioned, this prospectus only describes the variable investment options.

This entire prospectus, and those of the Funds, should be read carefully before investing to understand the Contracts being offered. The "Statement of Additional Information" dated May 1, 1997, available at no charge by calling or writing the Company's Annuity & Variable Life Services Center as shown above, provides further information. Its Table of Contents is at the end of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS AVAILABLE AS FUNDING OPTIONS FOR THE CONTRACTS OFFERED BY THIS PROSPECTUS. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                         PROSPECTUS DATED: MAY 1, 1997

                               TABLE OF CONTENTS

                   CONTENTS                        PAGE
DEFINITIONS....................................          3
HIGHLIGHTS.....................................          5
FEES AND EXPENSES..............................          7
CONDENSED FINANCIAL INFORMATION................         12
THE COMPANY AND THE VARIABLE ACCOUNT...........         12
THE FUNDS......................................         13
  General......................................         16
  Substitution of Securities...................         16
  Voting Rights................................         16
PREMIUM PAYMENTS AND CONTRACT VALUE............         17
  Premium Payments.............................         17
  Allocation of Premium Payments...............         17
  Optional Variable Account Sub-Account
   Allocation Programs.........................         18
    Dollar Cost Averaging......................         18
    Automatic Rebalancing......................         19
  Contract Value...............................         19
  Variable Accumulation Unit...................         19
CHARGES AND DEDUCTIONS.........................         20
  Contingent Deferred Sales Charge (Sales
   Load).......................................         20
  Mortality and Expense Risk Charge............         21
  Administrative Expense Charge................         21
  Account Fee..................................         22
  Premium Tax Equivalents......................         22
  Income Taxes.................................         22
  Fund Expenses................................         22
  Transfer Fee.................................         22
DEATH BENEFITS.................................         23
  Death Benefits Provided by the Contract......         23
  Amount of Death Benefit......................         23
  Election and Effective Date of Election......         24
  Death of the Annuitant before the Annuity
   Date........................................         24
  Death of the Annuitant after the Annuity
   Date........................................         24
OTHER CONTRACT FEATURES........................         25
  Ownership....................................         25
  Assignment...................................         25
  Beneficiary..................................         25
  Change of Beneficiary........................         25
  Annuitant....................................         25
  Transfer of Contract Values between Sub-
   Accounts....................................         26

                   CONTENTS                        PAGE
  Procedures for Telephone Transfers...........         27
  Surrenders and Partial Withdrawals...........         27
  Delay of Payments and Transfers..............         27
  Change in Operation of Variable Account......         28
  Modification.................................         28
  Discontinuance...............................         29
ANNUITY PROVISIONS.............................         29
  Annuity Date; Change in Annuity Date and
   Annuity Option..............................         29
  Annuity Options..............................         29
  Fixed Options................................         29
  Variable Options.............................         30
  Evidence of Survival.........................         31
  Endorsement of Annuity Payments..............         31
THE FIXED ACCOUNT..............................         31
  Market Value Adjustment......................         33
DISTRIBUTION OF THE CONTRACTS..................         34
PERFORMANCE DATA...............................         34
  Money Market Sub-Account.....................         34
  Other Variable Account Sub-Accounts..........         34
  Performance Ranking or Rating................         35
TAX MATTERS....................................         35
  General......................................         35
  Diversification..............................         36
  Distribution Requirements....................         37
  Multiple Contracts...........................         37
  Tax Treatment of Assignments.................         37
  Withholding..................................         38
  Section 1035 Exchanges.......................         38
  Tax Treatment of Withdrawals -- Non-Qualified
   Contracts...................................         38
  Qualified Plans..............................         38
  Section 403(b) Plans.........................         39
  Individual Retirement Annuities..............         39
  Corporate Pension and Profit-Sharing Plans
   and H.R. 10 Plans...........................         39
  Deferred Compensation Plans..................         39
  Tax Treatment of Withdrawals -- Qualified
   Contracts...................................         40
FINANCIAL STATEMENTS...........................         40
LEGAL PROCEEDINGS..............................         40
TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION........................         41

DEFINITIONS

                    ACCUMULATION PERIOD: The period from the Effective Date to the Annuity Date, the date on which the Death Benefit becomes payable or the date on which the Contract is surrendered or annuitized, whichever is earliest.

                    ACCUMULATION UNIT: A measuring unit used to calculate the value of the Owner's interest in each funding option used in the variable portion of the Contract prior to the Annuity Date.

                    ANNUITANT: A person designated by the Owner in writing upon whose continuation of life any series of payments for a definite period or involving life contingencies depends. If the Annuitant dies before the Annuity Date, the Owner becomes the Annuitant until naming a new Annuitant.


                    ANNUITY & VARIABLE LIFE SERVICES CENTER: The office of the Company to which notices are given and any customer service requests are made. Mailing address: CIGNA Individual Insurance, Annuity & Variable Life Services Center, Routing S-249, Hartford, CT 06152-2249. Premium Payments must be sent, and all other correspondence may be sent, to either Lockbox address: If by mail: P.O. Box 30790, Hartford, CT 06150; If by overnight courier: c/o Fleet Bank, 20 Church Street, 20th Floor, MSN275, Hartford, CT 06120, Attn:
                    Lockbox 30790.


                    ANNUITY ACCOUNT VALUE: The value of the Contract at any point in time.

                    ANNUITY DATE: The date on which annuity payments commence.

                    ANNUITY OPTION: The arrangement under which annuity payments are made.

                    ANNUITY PERIOD: The period starting on the Annuity Date.

                    ANNUITY UNIT: A measuring unit used to calculate the portion of annuity payments attributable to each funding option used in the fixed and variable portion of the Contract on and after the Annuity Date.


                    BENEFICIARY: The person entitled to the Death Benefit, who must also be the "Designated Beneficiary", for purposes of
                    Section 72(s) of the Code, upon the Owner's death.



                    CERTIFICATE: The document which evidences the participation of an Owner in a group contract.


                    CODE: The Internal Revenue Code of 1986, as amended.

                    COMPANY: Connecticut General Life Insurance Company.


                    CONTRACT: The Variable Annuity Contract described in this prospectus (or the certificate evidencing the Owner's participation in a group contract).


                    CONTRACT ANNIVERSARY, CONTRACT YEAR, EFFECTIVE DATE: The Contract's Effective Date is the date it is issued. It is also the date on which the first Contract Year, a 12-month period, begins. Subsequent Contract Years begin on each Contract Anniversary, which is the anniversary of the Effective Date.

                    CONTRACT MONTH: The period from one Monthly Anniversary Date to the next.


                    CONTRACT OWNER (OR OWNER): The person(s) initially designated in the application or order to purchase or otherwise, unless later changed, as having all ownership rights under the Contract; is the Certificate Owner under a group contract.

                    FIXED ACCOUNT: Those Sub-Accounts associated with Guaranteed Periods and Guaranteed Rates. Fixed Account Assets are maintained in the Company's General Account and not allocated to the Variable Account.


                    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.


                    FUND(S): One or more of Alger American Fund -- Alger American Small Capitalization Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Growth Portfolio; CIGNA Variable Products Group -- Money Market Fund; Fidelity Variable Insurance Products -- Fund Equity-Income Portfolio, High Income Portfolio and Overseas Portfolio; Fidelity Variable Insurance Products Fund II -- Investment Grade Bond Portfolio and Contra Fund Portfolio; Fidelity Variable Insurance Products Fund III -- Growth Opportunities Portfolio; MFS-Registered Trademark- Variable Insurance Trust -- MFS Total Return Series, MFS Utilities Series and MFS Emerging Growth Series, MFS Research Series and MFS Growth with Income Series; Neuberger & Berman Advisers Management Trust -- Limited Maturity Bond Portfolio and Partners Portfolio; OCC Accumulation Trust -- Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio. Each is an open-end management investment company (mutual fund) whose shares are available to fund the benefits provided by the Contract.


                    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during a Guaranteed Period.


                    GUARANTEED PERIOD: The period for which interest, at either an initial or subsequent Guaranteed Interest Rate, will be credited to any amounts which an Owner allocates to a Fixed Account Sub-Account. In most states in which these Contracts are issued, this period may be one, five or ten years, as elected by the Owner.


                    GUARANTEED PERIOD AMOUNT: Any portion of a Purchaser's Annuity Account Value allocated to a specific Guaranteed Period with a specified Expiration Date (including credited interest thereon).

                    INDEX RATE: An index rate based on the Treasury Constant Maturity Series published by the Federal Reserve Board.

                    IN WRITING: In a written form satisfactory to the Company and received by the Company at its Annuity & Variable Life Services Center.

                    MONTHLY ANNIVERSARY DATE: The monthly anniversary of the Effective Date, as shown on the specifications page of the Contract, when the Company makes the monthly calculation of any charge for the Optional Death Benefit.


                    NON-QUALIFIED CONTRACTS: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Code Section 401, 403, 408, or
                    457. The owner of a Non-Qualified Contract must be a natural person or an agent for a natural person in order for the Contract to receive favorable income tax treatment as an annuity.


                    PAYEE: A recipient of payments under the Contract.

                    PREMIUM PAYMENT: Any amount paid to the Company cleared in good funds as consideration for the benefits provided by the Contract. Includes the initial Premium Payment and subsequent Premium Payments.


                    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Code Section 401, 403, 408 or 457.


                    SHARES: Shares of a Fund.

                    SUB-ACCOUNT: That portion of the Fixed Account associated with specific Guaranteed Period(s) and Guaranteed Interest Rate(s) and that portion of the Variable Account which invests in shares of a specific Fund.


                    SURRENDER (OR WITHDRAWAL): When a lump sum amount representing all or part of the Annuity Account Value (minus any applicable withdrawal charges, contract fees and premium tax equivalents and adjusted by any Market Value Adjustment) is paid to the Owner. After a full surrender, all of the Owner's rights under the Contract are terminated. In this prospectus, the terms "surrender" and "withdrawal" are used interchangeably.


                    SURRENDER DATE: The date the Company processes the Owner's election to surrender the Contract or to receive a partial withdrawal.

                    VALUATION DATE: Every day on which Accumulation Units are valued, which is each day on which the New York Stock Exchange ("NYSE") is open for business, except any day on which trading on the NYSE is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission ("Commission"), so that valuation or disposal of securities is not practicable.

                    VALUATION PERIOD: The period of time beginning on the day following the Valuation Date and ending on the next Valuation Date. A Valuation Period may be more than one day in length.

                    VARIABLE ACCOUNT: CG Variable Annuity Separate Account II, a separate account of the Company under Connecticut law, in which the assets of the Sub-Account(s) funded through shares of one or more of the Funds are maintained. Assets of the Variable Account attributable to the Contracts are not chargeable with the general liabilities of the Company.


                    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account Value during the Accumulation Period.



                    VARIABLE ANNUITY UNIT: A unit of measure used in the calculation of the value of each variable portion of the Owner's Annuity Account Value during the Annuity Period, to determine the amount of each variable annuity payment.


HIGHLIGHTS

                    Premium Payments attributable to the variable portion of the Contracts will be allocated to a segregated asset account of Connecticut General Life Insurance Company (the "Company") which has been designated CG Variable Annuity Separate Account II (the "Variable Account"). The Variable Account invests in shares of one or more of the Funds available to fund the Contract as selected by the Owner. Contract Owners bear the investment risk for all amounts allocated to the Variable Account. The Contract's provisions may vary in some states. Inquiries about the Contracts may be made to the Company's Annuity & Variable Life Services Center.

                    The Contract may be returned within 10 days after it is received, longer in some states. It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the Premium Payment. In states where required, the Company will promptly refund the Premium Payment, less any partial surrenders. The Company has the right to allocate initial Premium Payments to the Money Market Sub-Account until the expiration of the right-to-examine period. If the Company does so allocate an initial Premium Payment, it will refund the greater of the Premium Payment, less any partial surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial Premium Payment to the Fund(s) designated in the application or order to purchase, unless state law requires a refund of Premium Payments rather than of Annuity Account Value.


                    A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a full surrender or partial withdrawal. The Contingent Deferred Sales Charge is imposed on Premium Payments within seven (7) years after their being made. Contract Owners may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments made, or any remaining portion thereof, ("the Fifteen Percent Free") without incurring a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the Premium Payment being surrendered or withdrawn was made. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders and withdrawals are deemed to be on a first-in, first-out basis.


                    The Contingent Deferred Sales Charge is found in the fee table (See "Charges and Deductions -- Contingent Deferred Sales Charge (Sales Load)"). The maximum Contingent Deferred Sales Charge is 7% of Premium Payments. There may also be a Market Value Adjustment on surrenders, withdrawals or transfers from the Fixed Account portion of the Contract.


                    There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contract (See "Charges and Deductions -- Mortality and Expense Risk Charge").



                    There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account (See "Charges and Deductions -- Administrative Expense Charge").



                    There is an annual Account Fee of $35 ($30 for New York Contracts) which is waived if the Annuity Account Value equals or exceeds $100,000 at the end of the Contract Year (See "Charges and Deductions -- Account Fee").



                    Premium tax equivalents or other taxes payable to a state or other governmental entity will be charged against Annuity Account Value (See "Charges and Deductions -- Premium Tax Equivalents").


                    Under certain circumstances there may be assessed a $10 transfer fee when a Contract Owner transfers Annuity Account Values from one Sub-Account to another (See "Charges and Deductions -- Transfer Fee").

                    There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts distributed:

                    (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is not a natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982. For federal income tax purposes, distributions are deemed to be on a last-in, first-out basis. Different tax withdrawal penalties and restrictions apply to Qualified Contracts issued pursuant to plans qualified under Code Section 401, 403(b), 408 or 457. (See "Tax Matters -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Matters."

                    MARKET VALUE ADJUSTMENT. In certain situations, a surrender or transfer of amounts from the Fixed Account will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between a rate based on an index published by the Federal Reserve Board as to current yields on U.S. government securities of various maturities at the time a surrender or transfer is made ("Index Rate"), and the Index Rate at the time that the Premium Payments being surrendered or transferred were made. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the Market Value Adjustment will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the Market Value Adjustment will generally result in a lower payment upon surrender or transfer. It is not applied against a surrender or transfer taking place at the end of the Guaranteed Period.

FEES AND EXPENSES

                    CONTRACT OWNER TRANSACTION FEES

                    Contingent Deferred Sales Charge (as a percentage of Premium Payments):


                               YEARS
                               SINCE
                              PAYMENT       CHARGE
                             ----------     ------
                                0-1               7%
                                1-2               7%
                                                        A Contract Owner may, during each Contract Year, withdraw up to
                                2-3               7%    15% of Premium Payments made, or any remaining portion
                                3-4               6%    thereof, without incurring a
                                4-5               6%    Contingent Deferred Sales Charge.
                                5-6               5%
                                6-7               4%
                                 7+               0



                 Transfer Fee........  $10

                 - Not imposed on the first twelve transfers during a Contract
                 Year. Pre-scheduled automatic dollar cost averaging or
                   automatic rebalancing transfers are not counted.

                 Account Fee.........  $35 per Contract Year ($30 for New York
                                       Contracts)

                 - Waived if Annuity Account Value at the end of the Contract
                 Year is $100,000 or more.


                    VARIABLE ACCOUNT ANNUAL EXPENSES
                    (as a percentage of average account value)


                     Mortality and Expense Risk Charge.........       1.25%
                     Administrative Expense Charge.............       0.15%
                                                                       ---
                     Total Variable Account Annual Expenses....       1.40%

EXPENSE DATA


The purpose of the following Table is to help Purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by Purchasers assuming that all Premium Payments are allocated to the Variable Account. The table reflects expenses of the Variable Account as well as of the individual Funds underlying the Variable Sub-Accounts.


                                   FEE TABLE

                                              ALGER AMERICAN FUND
                            --------------------------------------------------------         FIDELITY VARIABLE INSURANCE
                                              ALGER         ALGER                                  PRODUCTS TRUSTS
                               ALGER        AMERICAN       AMERICAN        ALGER      ------------------------------------------
                              AMERICAN      LEVERAGED       MIDCAP       AMERICAN        CONTRA        EQUITY       INVESTMENT
                               GROWTH        ALLCAP         GROWTH       SMALL CAP        FUND         INCOME       GRADE BOND
                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                            ------------  -------------  ------------  -------------  ------------  ------------  --------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense Risk
 Charge...................        1.25%         1.25%          1.25%         1.25%          1.25%         1.25%          1.25%
Administrative Expense
 Charge...................        0.15%         0.15%          0.15%         0.15%          0.15%         0.15%          0.15%
Total Separate Account
 Annual Expenses..........        1.40%         1.40%          1.40%         1.40%          1.40%         1.40%          1.40%
FUND PORTFOLIO ANNUAL
 EXPENSES
Management Fees...........        0.75%         0.85%          0.80%         0.85%          0.61%         0.51%          0.45%
Other Expenses............        0.10%         0.71%          0.10%         0.07%          0.11%         0.10%          0.14%
Total Fund Portfolio
 Annual Expenses..........        0.85%         1.56%(1)       0.90%         0.92%          0.72%         0.61%          0.59%


                                                           GROWTH
                            HIGH INCOME    OVERSEAS     OPPORTUNITIES
                               FUND       PORTFOLIO       PORTFOLIO
                            -----------  ------------  ---------------
SEPARATE ACCOUNT ANNUAL
 EXPENSES
Mortality and Expense Risk
 Charge...................        1.25%        1.25%          1.25%
Administrative Expense
 Charge...................        0.15%        0.15%          0.15%
Total Separate Account
 Annual Expenses..........        1.40%        1.40%          1.40%
FUND PORTFOLIO ANNUAL
 EXPENSES
Management Fees...........        0.60%        0.76%          0.61%
Other Expenses............        0.11%        0.15%          0.16%
Total Fund Portfolio
 Annual Expenses..........        0.71%(2)       0.91%        0.77%


------------------------
(1) Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is .06% of interest expense. Absent reimbursements, the amounts of Other Expenses and Total Fund Expenses would be 3.07% and 3.92% respectively, for the Alger American Leveraged AllCap Portfolio.

(2) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, Total Fund Portfolio Annual Expenses would have been 0.81% for the Asset Manager Portfolio, and 0.71% for the High Income Portfolio. (note -- there were brokerage commissions paid but it did not affect the ratio.)

The table does not reflect the deductions for the annual $35 Account Fee ($30 for New York Contracts) or premium tax equivalents. The information set forth should be considered together with the information provided in this Prospectus under the heading "Fees and Expenses", and in each Fund's Prospectus. All expenses are expressed as a percentage of average account value.

                     MFS VARIABLE INSURANCE TRUST                              NEUBERGER&BERMAN
----------------------------------------------------------------------   ADVISERS MANAGEMENT TRUST(5)
    MFS                       MFS                                       ------------------------------    CIGNA FUNDS
   TOTAL         MFS        EMERGING        MFS                                           LIMITED       ---------------
  RETURN      UTILITIES      GROWTH       RESEARCH    MFS GROWTH WITH     PARTNERS        MATURITY       MONEY MARKET
  SERIES       SERIES        SERIES        SERIES      INCOME SERIES     PORTFOLIO     BOND PORTFOLIO        FUND
-----------  -----------  ------------  ------------  ----------------  ------------  ----------------  ---------------

      1.25%        1.25%        1.25%         1.25%           1.25%           1.25%           1.25%            1.25%
      0.15%        0.15%        0.15%         0.15%           0.15%           0.15%           0.15%            0.15%

      1.40%        1.40%        1.40%         1.40%           1.40%           1.40%           1.40%            1.40%

      0.75%        0.75%        0.75%         0.75%           0.75%           0.85%           0.65%            0.35%
      0.25%        0.25%        0.25%         0.25%           0.25%           0.30%           0.10%            0.15%

      1.00%(3)       1.00%(3)       1.00%       1.00%         1.00%           1.15%           0.75%            0.50%


-----------
                      OCC ACCUMULATION TRUST
    MFS      -----------------------------------------
   TOTAL        GLOBAL
  RETURN        EQUITY       MANAGED       SMALL CAP
  SERIES      PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------  ------------  ------------  -------------
      1.25%        1.25%         1.25%         1.25%
      0.15%        0.15%         0.15%         0.15%
      1.40%        1.40%         1.40%         1.30%
      0.75%        0.80%         0.80%         0.80%
      0.25%        0.45%         0.14%         0.20%
      1.00%        1.25%(6)       0.94%(6)       1.00%(6)

------------------------
(3) The Funds' Adviser has agreed to bear, subject to reimbursement, expenses for each of the Total Return Series and Utilities Series, such that each Series' aggregate operating expense shall not exceed, on an annualized basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, 1.25% of the average daily net assets of the Series from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Series from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" would be 2.02% and 2.77%, respectively, for the Total Return Series, and 2.33% and 3.08%, respectively, for the Utility Series.

(4) The Funds' Adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. Absent this expense arrangement, "Other Expenses" and "Total Annual Expenses" for the World Governments Series would be 1.24% and 1.99%, respectively.

(5) Neuberger&Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolios and include each Portfolio's PRO RATA portion of the operating expenses of each Portfolio's corresponding Series. The Portfolios pay Neuberger&Berman Management Inc. ("NBMI") an administration fee based on the Portfolios' net asset value. Each portfolio's corresponding Series pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. See "Expenses" in the Trust's Prospectus.

(6) The annual expenses of the OCC Accumulation Trust Portfolios as of December 31, 1995 have been restated to reflect new management fee and expense limitation arrangements in effect as of May 1, 1996. Effective May 1, 1996, the expenses of the Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1997, the annualized operating expenses of the Managed and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such voluntary expense limitations, and taking into account the revised contractual provisions effective May 1, 1996 concerning management fees and expense limitations, the Management Fees, Other Expenses and Total Portfolio Annual Expenses incurred for the fiscal year ended December 31, 1995 would have been: .80%, .45% and 1.25%, respectively, for the Global Equity Portfolio; .80%, .14% and .94%, respectively, for the Managed Portfolio; and .80%, .39% and 1.19%, respectively, for the Small Cap Portfolio.

                    EXAMPLES

                    The Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and assuming all Premium Payments are allocated to the Variable Account:


                                                                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                -----------  -----------  -----------  -----------
                     1. IF THE CONTRACT IS SURRENDERED AT THE END OF THE APPLICABLE TIME
                      PERIOD:
                     Alger Small Capitalization Portfolio.....................   $      83    $     133    $     176    $     267
                     Alger Leveraged AllCap Portfolio.........................   $      90    $     152    $     209    $     331
                     Alger MidCap Growth Portfolio............................   $      83    $     132    $     175    $     265
                     Alger Growth Portfolio...................................   $      82    $     130    $     173    $     260
                     CIGNA Money Market Fund..................................   $      79    $     120    $     154    $     223
                     Fidelity VIP Equity-Income Portfolio.....................   $      80    $     123    $     160    $     235
                     Fidelity VIP High Income Portfolio.......................   $      81    $     126    $     165    $     246
                     Fidelity VIP Overseas Portfolio..........................   $      83    $     132    $     176    $     266
                     Fidelity VIP II Investment Grade Bond Portfolio..........   $      80    $     122    $     159    $     233
                     Fidelity VIP II Contra Fund Portfolio....................   $      81    $     126    $     166    $     247
                     Fidelity VIP III Growth Opportunities Portfolio..........   $      82    $     130    $     173    $     260
                     MFS Total Return Series..................................   $      84    $     135    $     180    $     275
                     MFS Utilities Series.....................................   $      84    $     135    $     180    $     275
                     MFS Emerging Growth Series...............................   $      84    $     135    $     180    $     275
                     MFS Research Series......................................   $      84    $     135    $     180    $     275
                     MFS Growth With Income Series............................   $      84    $     135    $     180    $     275
                     AMT Limited Maturity Bond Portfolio......................   $      81    $     127    $     167    $     250
                     AMT Partners Portfolio...................................   $      86    $     140    $     188    $     290
                     OCC Global Equity Portfolio..............................   $      87    $     143    $     193    $     300
                     OCC Managed Portfolio....................................   $      83    $     133    $     177    $     269
                     OCC Small Cap Portfolio..................................   $      84    $     135    $     180    $     275

                     2. IF THE CONTRACT IS NOT SURRENDERED OR IF IT IS ANNUITIZED:
                     Alger Small Capitalization Portfolio.....................   $      24    $      73    $     125    $     267
                     Alger Leveraged AllCap Portfolio.........................   $      30    $      93    $     158    $     331
                     Alger MidCap Growth Portfolio............................   $      24    $      72    $     124    $     265
                     Alger Growth Portfolio...................................   $      23    $      71    $     122    $     260
                     CIGNA Money Market Fund..................................   $      19    $      60    $     103    $     223
                     Fidelity VIP Equity-Income Portfolio.....................   $      21    $      64    $     109    $     235
                     Fidelity VIP High Income Portfolio.......................   $      22    $      67    $     114    $     246
                     Fidelity VIP Overseas Portfolio..........................   $      24    $      73    $     125    $     266
                     Fidelity VIP II Investment Grade Bond Portfolio..........   $      20    $      63    $     108    $     233
                     Fidelity VIP II Contra Fund Portfolio....................   $      22    $      67    $     115    $     247
                     Fidelity VIP III Growth Opportunities Portfolio..........   $      23    $      71    $     122    $     260
                     MFS Total Return Series..................................   $      25    $      76    $     129    $     275
                     MFS Utilities Series.....................................   $      25    $      76    $     129    $     275
                     MFS Emerging Growth Series...............................   $      25    $      76    $     129    $     275
                     MFS Research Series......................................   $      25    $      76    $     129    $     275
                     MFS Growth With Income Series............................   $      25    $      76    $     129    $     275
                     AMT Limited Maturity Bond Portfolio......................   $      22    $      68    $     116    $     250
                     AMT Partners Portfolio...................................   $      26    $      80    $     137    $     290
                     OCC Global Equity Portfolio..............................   $      27    $      83    $     142    $     300
                     OCC Managed Portfolio....................................   $      24    $      74    $     126    $     269
                     OCC Small Cap Portfolio..................................   $      25    $      76    $     129    $     275


                    The preceding tables are intended to assist the Owner in understanding the costs and expenses borne, directly or indirectly, by Premium Payments allocated to the Variable

                    Account. These include the expenses of the Funds, certain of which are subject to expense reimbursement arrangements which may be subject to change. See the Funds' Prospectuses. In addition to the expenses listed above, charges for premium tax equivalents may be applicable.


                    These examples reflect the annual $35 Account Fee as an annual charge of .07% of assets, based upon an anticipated average Annuity Account Value of $50,000. The results would be slightly different for New York Contracts which have a $30 annual Account Fee.

                    THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

                    The Variable Account commenced operations on April 10, 1995. The Sub-Accounts commenced operation on various dates thereafter. There follows, for each of the twenty-one Variable Account Sub-Accounts available under the Contracts, information regarding the changes in the Accumulation Unit values from date of inception through December 31, 1995, and from January 1, 1996 through December 31, 1996, and the number of Accumulation Units outstanding at December 31, 1996:

                                                                               (IN DOLLARS)           NUMBER OF
                                                        ACCUMULATION   ----------------------------  ACCUMULATION
                                                            UNIT        ACCUMULATION    ACCUMULATION    UNITS
                                                          BEGINNING      UNIT VALUE     UNIT VALUE   OUTSTANDING
                                SUB-ACCOUNT                 VALUE        AT 12/31/95    AT 12/31/96   12/31/96
                      --------------------------------  -------------  ---------------  -----------  -----------
                      Alger American Growth Portfolio         10.00        12.385784     13.855323    1,330,936
                      Alger American Leveraged AllCap
                       Portfolio                              10.00        13.895178     15.364036      372,332
                      Alger American MidCap Growth
                       Portfolio                              10.00        13.106537     14.473761      677,431
                      Alger American Small Cap
                       Portfolio                              10.00        13.092181     13.460941    1,098,865
                      CIGNA Money Market Fund                 10.00           *             **           **
                      Fidelity VIP Equity-Income
                       Portfolio                              10.00        12.128673     13.679456    2,085,260
                      Fidelity VIP High Income
                       Portfolio                              10.00           *          10.802349      452,556
                      Fidelity VIP Overseas Portfolio         10.00           *          10.614394      178,578
                      Fidelity VIP II Contra Fund
                       Portfolio                              10.00           *             **           **
                      Fidelity VIP II Investment Grade
                       Bond Portfolio                         10.00        10.541110     10.734479      544,386
                      Fidelity VIP III Growth
                       Opportunities Portfolio                10.00           *             **           **
                      MFS Total Return Series                 10.00        11.003903     12.420693      706,567
                      MFS Utilities Series                    10.00        11.365171     13.292608      211,116
                      MFS Emerging Growth Series              10.00           *             **           **
                      MFS Research Series                     10.00           *             **           **
                      MFS Growth with Income Series           10.00           *             **           **
                      AMT Limited Maturity Bond
                       Portfolio                              10.00        10.547360     10.857343      337,716
                      AMT Partners Portfolio                  10.00        12.122020     15.500823      641,124
                      OCC Global Equity Portfolio             10.00        11.758951     13.347358      767,854
                      OCC Managed Portfolio                   10.00        11.143831     13.502565    2,477,621
                      OCC Small Cap Portfolio                 10.00        10.855343     12.718827      219,684
                      * Had not commenced operations as of December 31, 1995
                      ** Had not commenced operations as of December 31, 1996

THE COMPANY AND THE VARIABLE ACCOUNT

                    THE COMPANY. The Company is a stock life insurance company incorporated under the laws of Connecticut by special act of the Connecticut General Assembly in 1865. Its Home Office mailing address is Hartford, Connecticut 06152, Telephone
                    (203) 726-6000. It has obtained authorization to do business in fifty states, the District of Columbia and Puerto Rico. The Company issues group and individual life and health insurance policies and annuities. The Company has various wholly-owned subsidiaries which are generally engaged in the insurance business. The Company is a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.

                    THE VARIABLE ACCOUNT. The Variable Account was established by the Company as a separate account on January 25, 1994 pursuant to a resolution of its Board of Directors. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus, to the extent necessary to meet the Company's obligations thereunder. Although that portion of the assets maintained in the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

                    The Variable Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the 1940 Act and meets the definition of a separate account under the federal securities laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

                    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, account fees, mortality and expense risk charges, administrative expense charges and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will purchase and redeem Fund shares on an aggregate basis and will be fully invested in Fund shares at all times.

THE FUNDS

                    Each of the twenty-one Sub-Accounts of the Variable Account is invested solely in shares of one of the twenty-one Funds available as funding vehicles under the Contracts. Each of the Funds is a series of one of eight Massachusetts or Delaware business trusts, collectively referred to herein as the "Trusts", each of which is registered as an open-end, diversified management investment company under the 1940 Act.

                    The Trusts and their investment advisers and distributors are:

                        Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 75 Maiden Lane, New York, NY 10038; and distributed by Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302;

                        CIGNA Variable Products Group ("CIGNA Group"), managed by CIGNA Investments, Inc. and distributed by CIGNA Financial Advisors, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002;

                        Variable Insurance Products Fund ("Fidelity VIP"), Variable Insurance Products Fund II ("Fidelity VIP II") and Variable Insurance Products Fund III ("Fidelity VIP III"), managed by Fidelity Management & Research Company and distributed by Fidelity Distribution Corporation, 82 Devonshire Street, Boston, MA 02103;

                        MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116;

                        Neuberger & Berman Advisers Management Trust ("AMT Trust"), managed and distributed by Neuberger & Berman Management Incorporated, 605 Third Avenue, New York, NY 10158-0006;

                        OCC Accumulation Trust ("OCC Trust"), managed by OpCap Advisors and distributed by OCC Distributors, One World Financial Center, New York, NY 10281.

                    Four Funds of ALGER Trust are available under the Contracts:

                        Alger American Growth Portfolio;
                        Alger American Leveraged AllCap Portfolio;
                        Alger American MidCap Growth Portfolio;
                        Alger American Small Capitalization Portfolio.

                    One Fund of CIGNA Group is available under the Contracts:

                        Money Market Fund ("CIGNA Money Market Fund").

                    Three Funds of FIDELITY VIP are available under the
                    Contracts:

                        Equity-Income Portfolio ("Fidelity Equity-Income
                    Portfolio");
                        High Income Portfolio ("Fidelity High Income
                    Portfolio");
                        Overseas Portfolio ("Fidelity Overseas Portfolio").

                    Two Funds of FIDELITY VIP II are available under the
                    Contracts:

                        Contra Fund Portfolio ("Fidelity Contra Fund
                    Portfolio");
                        Investment Grade Bond Portfolio ("Fidelity Bond
                    Portfolio").

                    One Fund of FIDELITY VIP III is available under the
                    Contracts:

                        Growth Opportunities Portfolio ("Fidelity Growth Opportunities Portfolio").

                    Five Funds of MFS Trust are available under the Contracts:

                        MFS Total Return Series;
                        MFS Utilities Series;
                        MFS Emerging Growth Series;
                        MFS Research Series;
                        MFS Growth with Income Series.

                    Two Funds of AMT Trust are available under the Contracts:

                        Limited Maturity Bond Portfolio;
                        Partners Portfolio.

                    Three Funds of OCC Trust are available under the Contracts:

                        Global Equity Portfolio;
                        Managed Portfolio;
                        Small Cap Portfolio.

                    The investment advisory fees charged the Funds by their advisers are shown in the Fee Table at pages [8] and [9] of this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    ALGER AMERICAN GROWTH PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (Large Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, with the ability to engage in leveraging (up to one-third of assets) and options and futures transactions.

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (Small Cap Stocks):
                    Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the S & P MidCap 400 Index.

                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (Small Cap Stocks): Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies whose total market capitalization lies within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

                    CIGNA GROUP MONEY MARKET FUND (Money Market): Seeks as high a level of current income as is consistent with preserving capital and providing liquidity, through investment in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

                    FIDELITY VIP II CONTRAFUND PORTFOLIO (Large Cap Stocks) Seeks capital appreciation by investing primarily in equity securities of companies that are undervalued or out-of-favor.

                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO (Fixed Income-Intermediate Term Bonds): Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

                    FIDELITY VIP EQUITY-INCOME PORTFOLIO (Large Cap Stocks):
                    Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's Composite Index of 500 Stocks.

                    FIDELITY VIP HIGH INCOME PORTFOLIO (High Yield Bonds): Seeks high current income by investing mainly in high yielding debt securities, with an emphasis on lower quality securities.

                    FIDELITY VIP OVERSEAS PORTFOLIO (International Equity):
                    Seeks long term growth of capital by investing mainly in foreign securities.

                    FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (Large Cap Stocks): Seeks capital growth by investing primarily in common stocks and securities convertible into common stocks.

                    MFS EMERGING GROWTH (Small Cap Stocks): Seeks long-term growth of capital by investing primarily in common stocks of companies management believes to be early in their life cycle but which have the potential to become major enterprises.

                    MFS GROWTH WITH INCOME (Large Cap Stocks): Seeks reasonable current income and long-term growth of capital and income.

                    MFS RESEARCH SERIES (Large Cap Stocks): Seeks to provide long-term growth of capital and future income.

                    MFS TOTAL RETURN SERIES (Balanced or Total Return): Seeks primarily to obtain above-average income, (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES (Specialty): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.

                    AMT LIMITED MATURITY BOND PORTFOLIO (Short-Term Bonds):
                    Seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return by actively managing average portfolio duration in light of market conditions and trends.

                    AMT PARTNERS PORTFOLIO (Large Cap Stocks): Seeks capital growth. Invests primarily in common stocks of established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

                    OCC GLOBAL EQUITY PORTFOLIO (International Stocks): Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC MANAGED PORTFOLIO (Balanced or Total Return): Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.

                    OCC SMALL CAP PORTFOLIO (Small Cap Stocks): Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                    The AMT Partners Portfolio, Fidelity Equity-Income Portfolio, Fidelity Contra Fund Portfolio, Fidelity High Income Portfolio, Fidelity Overseas Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Total Return Series, MFS Utilities Series, OCC Global Equity Portfolio, OCC Managed Portfolio, and the OCC Small Cap Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses.

                    GENERAL

                    There is no assurance that the investment objective of any of the Funds will be met. Contract Owners bear the complete investment risk for Annuity Account Values allocated to a Variable Account Sub-Account. Each such Sub-Account involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Contract Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Contracts. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company (See "Premium Payments and Contract Value-Allocation of Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Fund. No substitution of securities in any Sub-Account may take place without prior approval of the Commission and under such requirements as it may impose.

                    VOTING RIGHTS

                    In accordance with its view of present applicable law, the Company will vote the shares of each Fund held in the Variable Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders. Shareholder votes take place whenever state law or the 1940

                    Act so require, for example on certain elections of Board of Trustees, the initial approval of investment advisory contracts and changes in investment objectives and fundamental investment policies.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and other life insurance companies. The Trusts do not foresee any disadvantage to Contract Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

PREMIUM PAYMENTS AND CONTRACT VALUE

                    PREMIUM PAYMENTS


                    The Contracts may be purchased under a flexible premium payment plan. Premium Payments are payable in the frequency and in the amount selected by the Contract Owner. The initial Premium Payment is due on the Effective Date. It must be at least $2,000. Subsequent Premium Payments must be at least $100. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or order to purchase or Premium Payment. A Premium Payment in excess of $1 million requires preapproval by the Company.


                    The Company may, at its sole discretion, offer special premium payment programs and/ or waive the minimum payment requirements.

                    The Contract Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    ALLOCATION OF PREMIUM PAYMENTS

                    Premium Payments are allocated to one or more of the appropriate Sub-Accounts within the Variable Account and Fixed Account as selected by the Contract Owner. For each Variable Account Sub-Account, the Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    The Company will allocate the initial Premium Payment directly to the Sub-Account(s) selected by the Owner unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    In such cases, the initial Premium Payment will be allocated to the money market account until the right-to-examine period has expired.

                    Transfers do not necessarily affect the allocation instructions for payments. Subsequent payments will be allocated as directed by the Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Owner. The Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Annuity & Variable Life Services Center. A change will be effective for payments received on or after receipt of the notice of change.



                    Any Premium Payment at the time of any allocation may be allocated to a single or multiple sub-accounts in whole percentages (e.g., 12%). No allocation can be made which would result in a Variable Account Sub-Account of less than $50 or a Fixed Account Sub-Account value of less than $2,000. Further, at this time, no more than 18 Fixed Account and Variable Account Sub-Accounts may be opened during the life of the Contract. The Company may expand this number at a future date.


                    The Company may, at its sole discretion, waive minimum premium allocation requirements or minimum Variable Account Sub-Account requirements.

                    For initial Premium Payments, if the application or order to purchase for a Contract is in good order, the Company will apply the Premium Payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt at the Accumulation Unit Value for the Valuation Period during which the Premium Payment is accepted unless state law requires, during the right-to-examine period, a refund of Premium Payments rather than Annuity Account Value.

                    If the application or order to purchase for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application or order to purchase and the Premium Payment within five business days. The Company will not retain a Premium Payment for more than five business days while processing an incomplete application or order to purchase unless it has been so authorized by the purchaser.

                    For each subsequent Premium Payment, the Company will apply such payment to the Variable Account and credit the Contract with Accumulation Units at the Accumulation Unit Value for the Valuation Period during which each such payment was received in good order.

                    OPTIONAL VARIABLE ACCOUNT SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Contract Owner may elect to enroll in either of the following programs. However, both programs cannot be in effect at the same time.

                    DOLLAR COST AVERAGING


                    Dollar Cost Averaging is a program which, if elected by the Contract Owner, systematically allocates specified dollar amounts from the Money Market Sub-Account or the One-Year Fixed Account Sub-Account to one or more of the Contract's Variable Account Sub-Accounts at regular intervals as selected by the Contract Owner. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.



                    Dollar Cost Averaging may be selected by establishing a Money Market Sub-Account of at least $1,000 or a One-Year Fixed Account Sub-Account with a value of at least $2,000. The minimum amount per month to allocate is $50 (subject to the 18 Sub-Account limitation described under "Allocation of Premium Payments" above). Enrollment in this program may occur at any time by calling or writing the Annuity & Variable Life Services Center or by providing the information requested on the Dollar Cost Averaging election form to the Company and ensuring that sufficient value is in the Money Market Sub-Account or the One-year Fixed Account Sub-Account. Transfers to any Fixed Account Sub-Account or from a Fixed Account Sub-Account other than the

                    One-Year Fixed Account Sub-Account are not permitted under Dollar Cost Averaging. The Company may, at its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the One-Year Fixed Sub-Account is insufficient to complete the next transfer; (3) the Owner requests termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Contract is surrendered.


                    The Dollar Cost Averaging program is not available following the Annuity Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program.


                    AUTOMATIC REBALANCING

                    Automatic Rebalancing is an option which, if elected by the Contract Owner, periodically restores to a pre-determined level the percentage of Contract Value allocated to each Variable Account Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the Contract was purchased, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a request to the Company.

                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Variable Account Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account Sub-Account is not available for Automatic Rebalancing.

                    Automatic Rebalancing may take place on either a quarterly, semi-annual or annual basis, as selected by the Owner. Once the rebalancing option is activated, any Variable Account Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing option. Any subsequent premium payment or withdrawal that modifies the net account balance within each Variable Account Sub-Account may also cause termination of the Automatic Rebalancing option. Any such termination will be confirmed to the Owner. The Owner may terminate the Automatic Rebalancing option or re-enroll at any time by calling or writing the Annuity & Variable Life Services Center.


                    The Automatic Rebalancing program is not available following the Annuity Date. There is no current charge for Automatic Rebalancing but the Company reserves the right to charge for this program.


                    CONTRACT VALUE

                    The value of the Contract is the sum of the values attributable to the Contract for each Fixed and Variable Sub-Account. The value of each Variable Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

                    ACCUMULATION UNIT

                    Premium Payments allocated to the Variable Account are converted into Accumulation Units. This is done by dividing each Premium Payment by the value of an Accumulation Unit for the Valuation Period during which the Premium Payment is allocated to the Variable Account. The Accumulation Unit value for each Sub-Account was or will be set initially at $10. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for any later Valuation Period is determined by multiplying the Accumulation Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The Net Investment Factor is calculated as follows:

                    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:

                    (A) is the net result of:

                       (1)the net asset value (as described in the prospectus
                          for the Fund) of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus
                       (2)the per share amount of any dividend or other
                          distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus
                       (3)a per share credit or charge with respect to any taxes
                          paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;
                    (B) is the net asset value of a Fund share held in the
                        Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and
                    (C) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and for administrative expenses.

                    The asset charge factor for any Valuation Period is equal to the daily asset charge factor multiplied by the number of 24-hour periods in the Valuation Period.

CHARGES AND DEDUCTIONS

                    Various charges and deductions are made from Annuity Account Values and the Variable Account. These charges and deductions are:

                    CONTINGENT DEFERRED SALES CHARGE (SALES LOAD)

                    Upon a partial withdrawal or full surrender, a Contingent Deferred Sales Charge (sales load) will be calculated and will be deducted from the Annuity Account Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those Premium Payments received within seven (7) years of the date of partial withdrawal or full surrender. In calculating the Contingent Deferred Sales Charge, Premium Payments are allocated to the amount surrendered or withdrawn on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating Premium Payments to the amount withdrawn or surrendered; (b) multiplying each allocated Premium Payment that has been held under the Contract for the period shown below by the charge shown below:


   YEARS SINCE
     PAYMENT           CHARGE
------------------     ------
       0-1                   7%
       1-2                   7%
       2-3                   7%
       3-4                   6%
       4-5                   6%
       5-6                   5%
       6-7                   4%
        7+                   0

                    and (c) adding the products of each multiplication in (b) above. The charge will not exceed 7% of the Premium Payments. Any applicable negative Market Value Adjustment and Account Fee will be deducted before application of the Contingent Deferred Sales Charge. The charge is not imposed on any death benefit paid or upon amounts applied to an annuity option.


                    A Contract Owner may, during each Contract Year, withdraw up to fifteen percent (15%) of Premium Payments, or any remaining portion thereof, without incurring a Contingent Deferred Sales Charge. The earliest Premium Payments remaining in the Contract will be deemed withdrawn first under this Fifteen Percent Free provision. No Contingent Deferred Sales Charge will be deducted on withdrawals from Premium Payments which have been held under the Contract for more than seven (7) Contract Years or from annuity payments. The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect.


                    For a partial withdrawal, unless the Owner designates otherwise, the Contingent Deferred Sales Charge will be deducted proportionately from the Sub-Account(s) from which the withdrawal is to be made by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total of the values of the Sub-Accounts from which the partial withdrawal is made. If the value(s) of such Sub-Account(s) are insufficient, the amount payable on the withdrawal will be net of any remaining Contingent Deferred Sales Charges unless the Owner and the Company agree otherwise.


                    Commissions of up to 6.75% will be paid to broker-dealers who sell the Contracts, and the Company will incur other promotional or distribution expenses associated with the marketing of the Contracts. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.


                    MORTALITY AND EXPENSE RISK CHARGE


                    The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .75% for mortality risks and approximately .50% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contract and to pay death benefits that may exceed the Annuity Account Value. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Account Fee and the Administrative Expense Charge, each of which is described below.


                    If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

                    The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

                    ADMINISTRATIVE EXPENSE CHARGE


                    The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge is to reimburse the Company for a portion of its expenses in administering the Contracts. This charge is guaranteed by the Company and cannot be increased, and the Company will not derive a profit from this charge.


                    ACCOUNT FEE


                    The Company deducts an annual Account Fee of $35 ($30 for New York Contracts) from the Annuity Account Value on the last Valuation Date of each Contract Year. This charge, like the Administrative Expense Charge, is to reimburse the Company for a portion of its expenses in administering the Contracts. Prior to the Annuity Date, this charge is deducted by cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value. When the Contract is annuitized or surrendered for its full Surrender Value on other than a Contract Anniversary, the Account Fee will be prorated at the time of surrender or annuitization. On and after the Annuity Date, the Account Fee will be collected proportionately from the Sub-Account(s) on which the Variable Annuity payment is based, prorated on a monthly basis and will result in a reduction of the annuity payments. The Account Fee will be waived for any Contract Year in which the Annuity Account Value equals or exceeds $100,000 as of the last Valuation Date of the Contract Year.


                    PREMIUM TAX EQUIVALENTS

                    Premium tax equivalents or other taxes payable to a state, municipality or other governmental entity will be charged against Annuity Account Value. Premium taxes currently imposed by certain states on the Contracts offered hereby range from 0% to 3.5% of Premiums paid. Some states assess premium taxes at the time Premium Payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the Premium Payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct an equivalent amount reflecting investment experience from the Annuity Account Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

                    INCOME TAXES

                    While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

                    FUND EXPENSES

                    There are other deductions from, and expenses paid out of, the assets of the Funds which are described in the accompanying Funds' prospectuses.

                    TRANSFER FEE

                    Prior to the Annuity Date, a Contract Owner may transfer all or a part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any transfer fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 per transfer. Prescheduled automatic Dollar Cost Averaging or Automatic Rebalancing transfers are not counted toward the twelve transfer limit. The Company reserves the right to charge a fee of up to $10 for each transfer after the Annuity Date. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.


                    DEATH BENEFITS



                    DEATH BENEFITS PROVIDED BY THE CONTRACTS



                    In the event of death of the Contract Owner (or the Annuitant, if the Owner is a non-natural person) prior to the Annuity Date, a death benefit is payable to the Beneficiary designated by the Owner upon due proof of death (a certified copy of the Death Certificate) of the Owner. If there is no designated Beneficiary, or contingent Beneficiary, the Company will, upon receipt of due proof of death of Owner, Beneficiary and contingent Beneficiary, pay the death benefit in one lump sum to the deceased Owner's estate.



                    If the death of any annuitant occurs on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.



                    AMOUNT OF DEATH BENEFIT



                    The amount of the death benefit is determined as of the effective date or deemed effective date of the death benefit election (see "Election and Effective Date of Election"), and is equal to the greatest of --

                    (A) the Annuity Account Value for the Valuation Period
                        during which the death benefit election is effective or deemed to become effective;
                    (B) the sum of all the Premium Payments made under the
                        Contract, less the sum of all partial withdrawals; or

                    (C) the highest Annuity Account Value ever attained on a
                        Contract Anniversary date occurring on or before the Owner's 80th birthday, with adjustments for any subsequent Premium Payments, partial withdrawals and charges made since such Contract Anniversary Date.



                    On or after Owner's 90th birthday, the amount of the death benefit is the greater of (a) and (b) above.



                    No MVA or withdrawal charges are assessed against amounts which are applied toward payment of a death benefit.



                    Upon a transfer of ownership, the death benefit becomes the greatest of --


                    (A) the Annuity Account Value for the Valuation Period
                        during which the death benefit election is effective or deemed to become effective;


                    (B) the sum of Premium Payments made less the sum of
                        withdrawals made on or before the date of transfer, adjusted for any subsequent Premium Payments and partial withdrawals made under the Contract; or

                    (C) the highest Annuity Account Value ever attained on a
                        Contract Anniversary date subsequent to the date of transfer occurring on or before the new Owner's 80th birthday, with adjustments for any subsequent Premium Payments, partial withdrawals and charges made since such Contract Anniversary Date.



                    On or after the then current Owner's 90th birthday, the amount of the death benefit is the greater of (a) and (b) above.



                    ELECTION AND EFFECTIVE DATE OF ELECTION



                    The Beneficiary may, at any time before the end of the sixty
                    (60) day period immediately following receipt of due proof of death by the Company, elect the death benefit to be paid as follows:


                    1. the payment of the entire death benefit on a specified date, which must be within five years of the date of the death of the Owner or Annuitant, whichever is applicable; or


                    2. payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or Annuitant, whichever is applicable (see "Annuity Provisions -- Annuity Options"); or


                    3. payment in accordance with one of the settlement options under the Contract (see "Annuity Provisions -- Annuity Options"); or


                    4. if the designated Beneficiary is the Owner's spouse, he/she can continue the Contract in his/her own name.



                    Payment amounts may vary with their frequency and duration (see "Annuity Provisions -- Annuity Options"). To the extent that the Beneficiary elects a variable payment option, the Beneficiary will bear the investment risk associated with the performance of the underlying Fund(s) in which the relevant Variable Sub-Account invest(s).



                    Such election may be made by filing with the Company a statement in writing specifying the method by which the death benefit shall be paid and such election shall become effective on the later of (a) the date the election is received by the Company, and (b) the date due proof of death of the Owner is received by the Company.



                    If no payment option is elected, a single sum settlement will be made by the Company within seven (7) days of the end of the sixty (60) day period following receipt of due proof of death of the Owner or Annuitant as applicable.



                    If the Owner is a non-natural person, then for purposes of the death benefit, the Annuitant shall be treated as the Owner, except that in such case a change of annuitant would be treated as a death of the annuitant.


                    DEATH OF THE ANNUITANT BEFORE THE ANNUITY DATE


                    If the Annuitant dies prior to the Annuity Date and the Annuitant is different from the Contract Owner, the Contract Owner, if a natural person, may designate a new Annuitant. Unless and until one is designated, the Contract Owner will be the Annuitant. If the Contract Owner is not a natural person, then the death benefit, valued as described in "Amount of Death Benefit" but based on the Annuitant, is paid on due proof of the Annuitant's death.


                    DEATH OF THE ANNUITANT AFTER THE ANNUITY DATE


                    If the Annuitant dies after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected.


                    The Company will require due proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

OTHER CONTRACT FEATURES

                    OWNERSHIP

                    The Contract Owner has all rights and may receive all benefits under the Contract. The Contract Owner may change the Contract Owner at any time. If the Contract Owner dies, a death benefit will be paid to the Beneficiary upon proof of the Contract Owner's death. If the Owner is a corporation, partnership or other non-natural person, the death benefit is paid upon receipt of due proof of the Annuitant's death. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Annuity & Variable Life Services Center. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

                    For non-qualified contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. But in accordance with Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

                    ASSIGNMENT

                    The Contract Owner may assign the Contract at any time during his or her lifetime. Unless provided otherwise, an assignment will not affect the interest of any previously indicated Beneficiary. The Company will not be bound by any assignment until written notice is received by the Company at its Annuity & Variable Life Services Center. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before such assignment has been recorded at the Company's Annuity & Variable Life Services Center.

                    If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

                    BENEFICIARY

                    The Beneficiary is named when the Contract is applied for and, unless changed, is entitled to receive any death benefits to be paid. Prior to the Annuity Date, death benefits are paid to the Beneficiary on the death of the Owner.

                    CHANGE OF BENEFICIARY

                    The Contract Owner may change a Beneficiary by filing a written request with the Company at its Annuity & Variable Life Services Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Annuity & Variable Life Services Center after the death of the Annuitant or Contract Owner, as applicable, but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

                    ANNUITANT

                    The Annuitant must be a natural person. The maximum age of the Annuitant on the date the Contract is issued is 90 years old. The Annuitant may be changed at any time prior to the Annuity Date unless the Contract is owned by a non-natural person. Joint

                    Annuitants are allowed at the time of annuitization only, if the Company chooses to make a joint and survivor annuity payment option available in addition to the options provided in the Contract. The Annuitant has no rights or privileges prior to the Annuity Date. When an Annuity Option is elected, the amount payable as of the Annuity Date is based on the age and gender classification (in accordance with state law) of the Annuitant, as well as the Option selected and the Annuity Account Value.

                    TRANSFER OF CONTRACT VALUES BETWEEN SUB-ACCOUNTS

                    Prior to the Annuity Date, the Contract Owner may transfer all or part of the Annuity Account Value in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than twelve transfers made in the Contract Year. For additional transfers, the Company reserves the right to deduct a transfer fee of up to $10 (See "Charges and Deductions -- Transfer Fee"). This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

                    Repeated patterns of frequent transfers are disruptive to the operation of the Sub-Accounts, and should the Company become aware of such disruptive practices, the Company may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the Contract.

                    After the Annuity Date, provided a variable annuity option was selected, the Contract Owner may make up to three transfers between Variable Sub-Accounts in any Contract Year.

                    All transfers are subject to the following:
                    A. The deduction of any transfer fee that may be imposed.
                       The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred, otherwise from the Sub-Account from which the transfer is made.
                    B. The minimum amount which may be transferred is the lesser of (i) $2,000 per Fixed Account Sub-Account or $50 per Variable Account Sub-Account; or (ii) the Contract Owner's entire interest in the Sub-Account. The Company, at its sole discretion may waive these minimum requirements.
                    C. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account will be less than $50.
                    D. Transfers will be effected during the Valuation Period
                       next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. Transfers are not permitted during the right-to-examine period.
                    E. Any transfer request must clearly specify the amount
                       which is to be transferred and the Sub-Accounts which are to be affected.
                    F. Transfers of all or a portion of any Fixed Account
                       Sub-Account values (other than transfers pursuant to the Dollar Cost Averaging program) are subject to any applicable Market Value Adjustment;
                    G. The Company reserves the right to defer transfers from
                       any Fixed Account Sub-Account for up to six months after date of receipt of the transfer request;
                    H. Transfers involving the Variable Account Sub-Accounts are subject to such restrictions as may be imposed by the Funds;
                    I. The Company reserves the right at any time and without
                       prior notice to any party to terminate, suspend or modify the transfer privileges described above.
                    J. After the Annuity Date, transfers may not take place
                       between a Fixed Annuity Option and a Variable Annuity Option.

                    K. The Company reserves the right to reject any premium
                       allocation or transfer which would cause the Fixed Account Sub-Account values in aggregate to exceed then current Company limits.

                    Transfers between Sub-Accounts may be made by calling or writing the Annuity & Variable Life Services Center. Transfer requests must be received prior to 4:00 Eastern Time in order to be effective that day.

                    Transfers between any Sub-Accounts may be suspended or postponed during any period in which the New York Stock Exchange is closed or has suspended trading.

                    PROCEDURES FOR TELEPHONE TRANSFERS

                    Owners may effect telephone transfers by calling the Annuity & Variable Life Services Center.

                    The Company will take the following procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for specific information to validate the request. All calls will be recorded. All transactions performed will be confirmed by the Company in writing. The Company is not liable for any loss, cost or expense for acting on telephone instructions which are believed to be genuine in accordance with these procedures.

                    SURRENDERS AND PARTIAL WITHDRAWALS

                    While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the surrender or partial withdrawal of all or a portion of the Contract for its Surrender Value. Surrenders or partial withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Annuity Account Value, unless the Contract Owner specifies in writing in advance which units are to be cancelled. The Company will pay the amount of any surrender or partial withdrawal within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Delay of Payments and Transfers")

                    Certain tax withdrawal penalties and restrictions may apply to surrenders and partial withdrawals from Contracts. (See "Tax Matters.") Contract Owners should consult their own tax counsel or other tax adviser regarding any surrenders and partial withdrawals.

                    The Surrender Value is the Annuity Account Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced, in the case of full surrender, by the sum of:
                    A. any applicable premium tax equivalents not previously
                       deducted;
                    B. any applicable Account Fee; and
                    C. any applicable Contingent Deferred Sales Charge; and
                       for partial withdrawals, by the sum of A and C above.

                    DELAY OF PAYMENTS AND TRANSFERS

                    The Company reserves the right to suspend or postpone payments or transfers for any period when:
                    1. the New York Stock Exchange is closed (other than
                       customary weekend and holiday closings);
                    2. trading on the New York Stock Exchange is restricted;
                    3. an emergency exists as a result of which disposal of
                       securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

                    4. during any other period when the Commission, by order, so permits for the protection of Contract Owners.

                    The applicable rules and regulations of the Commission will govern as to whether the conditions described in 2. and 3. exist.

                    The Company reserves the right to defer the payment or transfer of amounts withdrawn from any Fixed Account Sub-Account for a period not to exceed six months from the date written request for such withdrawal or transfer is received by the Company. If payment or transfer is deferred beyond thirty (30) days, the Company will pay interest of not less than 3% per year on amounts so deferred.

                    In addition, payment of the amount of any withdrawal derived, all or in part, from any Premium Payment paid to the Company by check or draft may be postponed until the Company determines the check or draft has been honored.

                    CHANGE IN OPERATION OF VARIABLE ACCOUNT

                    At the Company's election and if deemed in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law; de-registered under the 1940 Act in the event registration is no longer required (deregistration of the Variable Account requires an order by the Commission); or combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may transfer the assets of the Variable Account associated with the Contracts to another account or accounts. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contracts to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                    MODIFICATION

                    Upon notice to the Owner (or the Payee(s) during the Annuity Period), the Contracts may be modified by the Company if such modification: (i) is necessary to make the Contracts or the Variable Account comply with, or take advantage of, any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to attempt to assure continued qualification of the Contracts under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or
                    (iii) is necessary to reflect a change in the operation of the Variable Account or its Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contracts to reflect such modification.

                    In addition, upon notice to the Owner, the Contracts may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly fixed annuity payment, and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Contracts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. All of the charges and the annuity tables which are provided in the Contracts prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Contracts established prior to the effective date of such modification.

                    DISCONTINUANCE

                    The Company reserves the right to limit or discontinue the offer and issuance of new Contracts. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Contracts issued prior to the effective date of such limitation or discontinuance.

ANNUITY PROVISIONS

                    ANNUITY DATE; CHANGE IN ANNUITY DATE AND ANNUITY OPTION

                    The Contract Owner selects an Annuity Date at the time of application or order to purchase. The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the month following the Annuitant's 90th birthday.

                    The Contract Owner may, upon at least forty-five (45) days prior written notice to the Company, at any time prior to the Annuity Date, select and/or change the Annuity Option.

                    ANNUITY OPTIONS

                    Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Annuity Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other settlement options. The Company uses sex distinct or unisex annuity rate tables when determining appropriate annuity payments.

                    FIXED OPTIONS

                    Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

                    FIRST OPTION -- LIFE ANNUITY. The Company will make equal monthly payments during the life of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant.

                    SECOND OPTION -- LIFE ANNUITY WITH CERTAIN PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender classification (in accordance with state law) of the Annuitant when the first payment is made and on the minimum period chosen.

                    THIRD OPTION -- LIFE ANNUITY WITH CASH REFUND. The Company will make equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age and gender (in accordance with state law) of the Annuitant when the first payment is made.

                    FOURTH OPTION -- ANNUITY CERTAIN. The Company will make equal monthly payments for a number of years selected, not less than five or more than thirty years.

                    VARIABLE OPTIONS

                    The actual dollar amount of variable annuity payments is dependent upon (i) the Annuity Account Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected. Each annuity payment will be less if payments are to be made more frequently or for longer periods of time.

                    The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium tax equivalents not previously deducted) to the table using the age and gender (in accordance with state law) of the Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin.

                    The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

                    The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

                    The annuity tables contained in the Contract are based on a three percent (3%) assumed net investment rate. If the actual net investment rate exceeds three percent (3%), payments will increase. Conversely, if the actual rate is less than three percent (3%), annuity payments will decrease.

                    The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.

                    The Annuity Unit Value for a Sub-Account is determined by multiplying the Annuity Unit Value for that Sub-Account for the preceding Valuation Period by the Net Investment Factor for the current Valuation Period (calculated as described on pages 19 and 20 of this Prospectus) and multiplying the result by 0.999919020, the daily factor to neutralize the assumed net investment rate, discussed above, of 3% per annum which is built into the annuity rate table. It may increase or decrease from Valuation Period to Valuation Period.

                    The variable options currently available are:

                    OPTION I -- VARIABLE LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

                    OPTION II -- VARIABLE LIFE ANNUITY WITH CERTAIN
                    PERIOD. Monthly annuity payments are paid during the life of an Annuitant, but at least for the minimum period selected, which may be five, ten, fifteen or twenty years;

                    OPTION III -- VARIABLE ANNUITY CERTAIN. Monthly annuity payments are paid for a number of years selected, not less than five or more than thirty years.

                    After the Annuity Date, the payee may, by written request to the Annuity & Variable Life Services Center, exchange Annuity Units of one Variable Sub-Account for Annuity Units of equivalent value in another Variable Sub-Account up to three times each Contract Year.

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
                    EVIDENCE OF SURVIVAL

                    The Company reserves the right to require evidence of the survival of any Payee at the time any payment payable to such Payee is due under the following Annuity Options: Life Annuity (fixed), Life Annuity with Certain Period (fixed), Cash Refund Life Annuity (fixed), Variable Life Annuity, and Variable Life Annuity with Certain Period.

                    ENDORSEMENT OF ANNUITY PAYMENTS

                    The Company will make each annuity payment at its Home Office by check. Each check must be personally endorsed by the Payee or the Company may require that proof of the Annuitant's survival be furnished.

THE FIXED ACCOUNT

                    THE FIXED ACCOUNT IS MADE UP OF THE GENERAL ASSETS OF THE COMPANY OTHER THAN THOSE ALLOCATED TO ANY SEPARATE ACCOUNT. THE FIXED ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF APPLICABLE EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), AND NEITHER THE FIXED ACCOUNT NOR THE COMPANY'S GENERAL ACCOUNT HAS BEEN REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). THEREFORE, NEITHER THE FIXED ACCOUNT NOR ANY INTEREST THEREIN IS GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

                    The initial Premium Payment and any subsequent Premium Payment(s) will be allocated to Sub-Accounts available in connection with the Fixed Account to the extent elected by the Owner at the time such Premium Payment is made. In addition, all or part of the Owner's Annuity Account Value may be transferred among Sub-Accounts available under the Contract as described under "Transfer of Contract Values between Sub-Accounts." Instead of the Owner's assuming all of the investment risk as is the case for Premium Payments allocated to the Variable Account, the Company guarantees it will credit interest of at least 3% per year to amounts allocated to the Fixed Account.

                    Assets supporting amounts allocated to Sub-Accounts within the Fixed Account become part of the Company's general account assets and are available to fund the claims of all creditors of the Company. All of the Company's general account assets will be available to fund benefits under the Contracts. The Owner does not participate in the investment performance of the assets of the Fixed Account or the Company's general account.

                    The Company will invest the assets of the general account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                    If the Account Value within a Fixed Account Sub-Account is maintained for the duration of the Sub-Account's Guaranteed Period, the Company guarantees that it will credit interest to that amount at the guaranteed rate specified for the Sub-Account which may but need not be more than 3% per year. Any amount withdrawn from or transferred out of the Sub-Account prior to the expiration of the Sub-Account's Guaranteed Period is subject to a Market Value Adjustment (see "Market Value Adjustment") and a Deferred Sales Charge, if applicable. The Company guarantees, however, that a Contract will be credited with interest at a rate of not less than 3% per year, compounded annually, on amounts allocated to any Fixed Account Sub-Account, regardless of any application of the Market Value Adjustment (that is, the Market Value Adjustment will not reduce the amount available for surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to the Fixed Account Sub-Account plus interest of 3% per year). The Company reserves the right to defer the payment or transfer of amounts withdrawn from the Fixed Account for a period not to exceed six (6) months from the date a proper request for surrender, withdrawal or transfer is received by the Company.

                    FIXED ACCUMULATION VALUE. The fixed accumulation value of an Annuity Account, if any, for any Valuation Period is equal to the sum of the values of all Fixed Account Sub-Accounts which are part of the Annuity Account for such Valuation Period.

                    GUARANTEED PERIODS. The Owner may elect to allocate Premium Payments to one or more Sub-Accounts within the Fixed Account. Each Sub-Account will maintain a Guaranteed Period with a duration of one, five or ten years. Every Premium Payment allocated to a Fixed Account Sub-Account starts a new Sub-Account with its own duration and Guaranteed Interest Rate. The duration of the Guaranteed Period will affect the Guaranteed Interest Rate of the Sub-Account. Initial Premium Payments and subsequent Premium Payments, or portions thereof, and transferred amounts allocated to a Fixed Account Sub-Account, less any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the particular Sub-Account's Guaranteed Period unless prematurely withdrawn prior to the end of the Guaranteed Period. Initial Sub-Account Guaranteed Periods begin on the date a Premium Payment is accepted or, in the case of a transfer, on the effective date of the transfer, and end on the date after the number of calendar years in the Sub-Account's Guaranteed Period elected from the date on which the amount was allocated to the Sub-Account (the "Expiration Date"). Any portion of Annuity Account Value allocated to a specific Sub-Account with a specified Expiration Date (including interest earned thereon) will be referred to herein as a "Guaranteed Period Amount." Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Annuity Account Value described under "Transfer of Contract Values between Sub-Accounts" above, which will begin new Sub-Account Guaranteed Periods, amounts allocated to Sub-Accounts of the same duration may have different Expiration Dates. Thus each Guaranteed Period Amount will be treated separately for purposes of determining any applicable Market Value Adjustment (see "Market Value Adjustment").

                    The Company will notify the Owner in writing prior to the Expiration Date for any Guaranteed Period Amount. A new Sub-Account Guaranteed Period of the same duration as the previous Sub-Account Guaranteed Period will commence automatically at the end of the previous Guaranteed Period unless the Company receives, following such notification but prior to the end of such Guaranteed Period, a written election by the Owner to transfer the Guaranteed Period Amount to a different Fixed Account Sub-Account or to a Variable Account Sub-Account from among those being offered by the Company at such time. Transfers of any Guaranteed Period Amount which become effective upon the expiration of the applicable Guaranteed Period are not subject to the twelve transfers per Contract Year limitations or the additional Fixed Sub-Account transfer restrictions (see "Transfer of Contract Values between Sub-Accounts").

                    GUARANTEED INTEREST RATES. The Company periodically will establish an applicable Guaranteed Interest Rate for each of the Sub-Account Guaranteed Periods within the Fixed Account. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates on investments available to the Company and other factors as described below, but once established, rates will be guaranteed for the entire duration of the respective Sub-Account's Guaranteed Period. However, any amount withdrawn from the Sub-Account may be subject to any applicable withdrawal charges, Account Fees, Market Value Adjustment, premium taxes or other fees. Amounts transferred out of a Fixed Account Sub-Account prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment.

                    The Guaranteed Interest Rate will not be less than 3% per year compounded annually, regardless of any application of the Market Value Adjustment. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (see "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular Sub-Account including: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. THERE IS NO OBLIGATION TO DECLARE A RATE IN EXCESS OF 3% PER YEAR; THE OWNER ASSUMES THE RISK THAT DECLARED RATES WILL NOT EXCEED 3% PER YEAR. THE COMPANY HAS COMPLETE DISCRETION TO DECLARE ANY RATE, SO LONG AS THAT RATE IS AT LEAST 3% PER YEAR.

                    MARKET VALUE ADJUSTMENT

                    Any surrender or transfer of a Fixed Account Guaranteed Period Amount, other than a surrender or transfer pursuant to an election which becomes effective upon the Expiration Date of the Guaranteed Period, will be subject to a Market Value Adjustment ("MVA"). The MVA will be applied to the amount being surrendered or transferred after deduction of any applicable Annuity Account Fee and before deduction of any applicable surrender charge.

                    The MVA generally reflects the relationship between the Index Rate (based upon the Treasury Constant Maturity Series published by the Federal Reserve) in effect at the time a Premium Payment is allocated to a Sub-Account's Guaranteed Period under the Contract and the Index Rate in effect at the time of the Premium Payment's surrender or transfer. It also reflects the time remaining in the Sub-Account's Guaranteed Period. Generally, if the Index Rate at the time of surrender or transfer is lower than the Index Rate at the time the Premium Payment was allocated, then the application of the MVA will result in a higher payment upon surrender or transfer. Similarly, if the Index Rate at the time of surrender or transfer is higher than the Index Rate at the time the Premium Payment was allocated, the application of the MVA will generally result in a lower payment upon surrender or transfer.

                    The MVA is computed by applying the following formula:

                                               (1+A)N
                                               ------
                                               (1+B)N

                    where:

                    A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the beginning of the Guaranteed Period.

                    B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the Sub-Account's Guaranteed Period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate factor is determined, no such percentage adjustment to "B" will be made, unless otherwise required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to the Company associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (E.G., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment.

                    N = The number of years remaining in the Guaranteed Period (E.G. 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

                    See the Statement of Additional information for examples of the application of the Market Value Adjustment.

DISTRIBUTION OF THE CONTRACTS

                    CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT acts as the principal underwriter and the distributor of the Contracts as well as of variable life insurance policies and other variable annuity contracts issued by the Company. CFA, a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, is a wholly-owned subsidiary of Connecticut General Corporation. The Contracts are offered on a continuous basis. CFA and the Company may enter into agreements to sell the Contracts through various broker-dealers whose agents are licensed to sell the Contracts.

PERFORMANCE DATA

                    MONEY MARKET SUB-ACCOUNT

                    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Account Fee.

                    OTHER VARIABLE ACCOUNT SUB-ACCOUNTS

                    From time to time, the other Variable Account Sub-Accounts may publish their current yields and total returns in advertisements and communications to Contract Owners. The current yield for each Variable Account Sub-Account will be calculated by dividing the annualization of the dividend and interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the underlying Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the underlying Fund's inception of operations, based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment at the

                    Accumulation Unit value at the beginning of the specified period and upon the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Annuity Account Fee. Each Variable Account Sub-Account may also advertise aggregate and average total return information over different periods of time.

                    In each case, the yield and total return figures will reflect all recurring charges against the Variable Account Sub-Account's income, including the deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Account Fee for the applicable time period. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Variable Account Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. See "Historical Performance Data" in the Statement of Additional Information.

                    PERFORMANCE RANKING OR RATING

                    The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account. Lipper Analytical Services, Inc. ("Lipper") Morningstar Variable Annuity/Life Performance Report of Morningstar, Inc. ("Morningstar") and the Variable Annuity Research and Data Service ("VARDS-Registered Trademark-") are independent services which monitor and rank or rate the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

                    Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS-Registered Trademark-rankings compare only variable annuity issuers. Morningstar ratings include mutual funds used by both variable life and variable annuity issuers. The performance analyses prepared by Lipper and VARDS-Registered Trademark- rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition,
                    VARDS-Registered Trademark- prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Morningstar assigns ratings of zero to five stars to the mutual funds taking into account primarily historical performance and risk factors.

TAX MATTERS

                    NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. OWNERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. OWNERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

                    GENERAL

                    Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected.

                    For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Premium Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

                    For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the Contract. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

                    The Company is taxed as a life insurance company under Subchapter L of the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company. Accordingly, the Variable Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or other economic burden are incurred by the Company with respect to the Variable Account or the Contracts, the Company may make a charge for any such amounts that are attributable to the Variable Account.

                    DIVERSIFICATION

                    Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

                    The Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

                    The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

                    The Company intends, and the Trusts have undertaken, that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

                    The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., by being able to transfer values among sub-accounts with only limited restrictions). The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect.

                    DISTRIBUTION REQUIREMENTS

                    Section 72(s) of the Code requires that in order to be treated as an annuity contract for Federal income tax purposes, any Nonqualified Contract must provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used when the Owner died; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after such death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The Owner's "designated beneficiary" is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

                    The Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to try to assure that they comply with the Section 72(s) requirements when clarified by regulation or otherwise. Similar rules may apply to a Qualified Contract.

                    MULTIPLE CONTRACTS

                    The Code provides that multiple non-qualified annuity contracts which are issued during a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one nonqualified annuity contract in any single calendar year.

                    TAX TREATMENT OF ASSIGNMENTS

                    An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

                    WITHHOLDING

                    Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies the Company of that election. Different rules may apply to United States citizens or expatriates living abroad. Withholding is mandatory for certain distributions from Qualified Contracts. In addition, some states have enacted legislation requiring withholding.

                    SECTION 1035 EXCHANGES

                    Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investment in the contract before August 14, 1982. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
                    Section 1035 should consult their tax advisers.

                    TAX TREATMENT OF WITHDRAWALS --
                    NON-QUALIFIED CONTRACTS

                    Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Annuity Account Value exceeds the aggregate Premium Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the Payee reaches age 59 1/2; (b) after the death of the Contract Owner (or, if the Contract Owner is a non-natural person, the Annuitant); (c) if the Payee is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or for the joint lives (or joint life expectancies) of the Payee and his/her beneficiary; (e) under an immediate annuity; or (f) which are allocable to Premium Payments made prior to August 14, 1982.

                    The above information does not apply, except where noted, to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

                    QUALIFIED PLANS

                    The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Although the Company provides administration for the Contract, it does not provide administrative support for Qualified Plans. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued in connection with a Qualified Plan.

                    Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, the Company makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Purchasers and participants under qualified plans as well as Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith.

                    SECTION 403() Plans

                    Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                    INDIVIDUAL RETIREMENT ANNUITIES

                    Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

                    CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

                    Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

                    DEFERRED COMPENSATION PLANS

                    Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer.

                    The above description of federal income tax consequences pertaining to the different types of Qualified Plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a Qualified Plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

                    TAX TREATMENT OF WITHDRAWALS --
                    QUALIFIED CONTRACTS

                    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401, 403(b), 408 and 457. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Payee reaches age 59 1/2; (b) distributions following the death of the Contract Owner or Annuitant (as applicable) or disability of the Payee (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Payee or the joint lives (or joint life expectancies) of such Payee and his/her designated beneficiary; (d) distributions to a Payee who has separated from service after attaining age 55; (e) distributions made to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Payee for amounts paid during the taxable year for medical care: and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

                    The exceptions stated in Items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity.

FINANCIAL STATEMENTS

                    Audited financial statements of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 are included in the Statement of Additional Information. Also included are audited financial statements for the Variable Account, which commenced operations April 10, 1995, as of and for the periods (as defined in the financial statements) ended December 31, 1995 and 1996.

LEGAL PROCEEDINGS

                    There are no legal proceedings to which the Variable Account, the Distributor or the Company is a party except for routine litigation which the Company does not believe is relevant to the Contracts offered by this Prospectus.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information which contains more details concerning some subjects discussed in this Prospectus is available (at no cost) by calling or writing the Annuity & Variable Life Services Center. The following is the Table of Contents for that Statement:

               TABLE OF CONTENTS                     PAGE
THE CONTRACTS-GENERAL PROVISIONS................           3
  The Contracts.................................           3
  Loans.........................................           3
  Non-Participating Contracts...................           3
  Misstatement of Age...........................           3
CALCULATION OF VARIABLE ACCOUNT VALUES..........           3
  Variable Accumulation Unit Value..............           3
  Net Investment Factor.........................           4
SAMPLE CALCULATIONS AND TABLES..................           4
  Variable Account Unit Value Calculations......           4
  Withdrawal Charge and Market Value Adjustment
   Tables.......................................           5
STATE REGULATION OF THE COMPANY.................           6
ADMINISTRATION..................................           7

               TABLE OF CONTENTS                     PAGE
ACCOUNT INFORMATION.............................           7
DISTRIBUTION OF THE CONTRACTS...................           7
CUSTODY OF ASSETS...............................           7
HISTORICAL PERFORMANCE DATA.....................           8
  Money Market Sub-Account Yield................           8
  Other Sub-Account Yields......................           8
  Total Returns.................................           9
  Other Performance Data........................           9
LEGAL MATTERS...................................          10
LEGAL PROCEEDINGS...............................          10
EXPERTS.........................................          10
FINANCIAL STATEMENTS............................          10
  Connecticut General Life Insurance Company....          11
  CG Variable Annuity Separate Account II.......          33

               PART B.  STATEMENT OF ADDITIONAL INFORMATION NO. 1

                      STATEMENT OF ADDITIONAL INFORMATION

        FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS -- NEW YORK

                                 Issued through

                    CG VARIABLE ANNUITY SEPARATE ACCOUNT II

                                   Offered by

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

Home Office Location:                          Mailing Address:
900 Cottage Grove Road                         CIGNA Individual Insurance
Hartford, Connecticut 06152                    Annuity & Variable Life Services Center
                                                 Routing S-249
                                               Hartford, Connecticut 06152-2249
                                               Telephone: (800) 552-9898

Lockbox Address -- By Mail:                    Lockbox Address -- By Overnight:
Connecticut General Life Insurance Company     Connecticut General Life Insurance Company
P.O. Box 30790                                 c/o Fleet Bank
Hartford, CT 06150                             20 Church Street
                                               20th Floor, MSN275
                                               Hartford, CT 06120
                                               Attn: Lockbox 30790

    This Statement of Additional Information ("Statement") expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts (the "Contracts") offered by Connecticut General Life Insurance Company through CG Variable Annuity Separate Account II. You may obtain a copy of the Prospectus dated May 1, 1997, by calling (800) 552-9898, or by writing to Annuity & Variable Life Services Center, Routing S-249, Connecticut General Life Insurance Company, Hartford, Connecticut 06152-2249. Terms used in the current Prospectus for the Contracts are incorporated in this Statement.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS AND CG VARIABLE ANNUITY SEPARATE ACCOUNT II.

Dated: May 1, 1997

                               TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                                  -----
THE CONTRACTS -- GENERAL PROVISIONS........................................................................           3
  The Contracts............................................................................................           3
  Loans....................................................................................................           3
  Non-Participating Contracts..............................................................................           3
  Misstatement of Age......................................................................................           3

CALCULATION OF VARIABLE ACCOUNT VALUES.....................................................................           3
  Variable Accumulation Unit Value.........................................................................           3
  Net Investment Factor....................................................................................           4

SAMPLE CALCULATIONS AND TABLES.............................................................................           4
  Variable Account Unit Value Calculations.................................................................           4
  Withdrawal Charge and Market Value Adjustment Tables.....................................................           5

STATE REGULATION OF THE COMPANY............................................................................           6

ADMINISTRATION.............................................................................................           7

ACCOUNT INFORMATION........................................................................................           7

DISTRIBUTION OF THE CONTRACTS..............................................................................           7

CUSTODY OF ASSETS..........................................................................................           7

HISTORICAL PERFORMANCE DATA................................................................................           8
  Money Market Sub-Account Yield...........................................................................           8
  Other Sub-Account Yields.................................................................................           8
  Total Returns............................................................................................           9
  Other Performance Data...................................................................................          10

LEGAL MATTERS..............................................................................................          10

LEGAL PROCEEDINGS..........................................................................................          10

EXPERTS....................................................................................................          10

FINANCIAL STATEMENTS.......................................................................................          10
  Connecticut General Life Insurance Company...............................................................
  CG Variable Annuity Separate Account II..................................................................

APPENDIX I.................................................................................................
  Variable Account Unit Value Sample Calculations for New York Contracts Issued Before May 1, 1996.........

    In order to supplement the description in the Prospectus, the following provides additional information about Connecticut General Life Insurance Company (the "Company") and the Contracts which may be of interest to an Owner. Terms have the same meaning as in the Prospectus, unless otherwise indicated.

                      THE CONTRACTS -- GENERAL PROVISIONS

THE CONTRACTS

    A Contract, attached riders, amendments and any application, form the entire contract. Only the President, a Vice President, a Secretary, a Director, or an Assistant Director of the Company may change or waive any provision in a Contract. Any changes or waivers must be in writing. The Company may change or amend the Contracts if such change or amendment is necessary for the Contracts to comply with or take advantage of any state or federal law, rule or regulation.

LOANS

    Under the Contracts, loans are not permitted.

NON-PARTICIPATING CONTRACTS

    The Contracts do not participate or share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE

    If the age of the Annuitant is misstated, any amounts payable by the Company under the Contract will be adjusted to be those amounts which the Premium Payments would have purchased for the correct age, according to the Company's rates in effect on the Date of Issue. Any overpayment by the Company, with interest at the rate of 6% per year, compounded annually, will be charged against the payments to be made next succeeding the adjustment. Any underpayment by the Company will be paid in a lump sum.

                     CALCULATION OF VARIABLE ACCOUNT VALUES

    On any Valuation Date, the Variable Account value is equal to the totals of the values allocated to the Contracts in each Sub-Account. The portion of an Owner's Annuity Account Value held in any Variable Account Sub-Account is equal to the number of Sub-Account units allocated to a Contract multiplied by the Sub-Account accumulation unit value as described below.

VARIABLE ACCUMULATION UNIT VALUE

    Upon receipt of a Premium Payment by the Company at its Annuity & Variable Life Services Center, all or that portion, if any, of the Premium Payment to be allocated to the Variable Account Sub-Accounts will be credited to the Variable Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Variable Account Sub-Account by the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the Valuation Period during which the Premium Payment is received at the Company's Variable Products Service Center (for the initial Premium Payment, for the Valuation Period during which the Premium Payment is accepted).

    The Variable Accumulation Unit Value for each Variable Account Sub-Account was set initially at $10.00 for the first Valuation Period of the particular Variable Account Sub-Account. The Variable Account commenced operations on April 10, 1995. The Variable Accumulation Unit Value for the particular Variable Account Sub-Account for any subsequent Valuation Period is determined by multiplying the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Variable Account Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit Value for each Variable Account Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease, or remain constant from Valuation Period to Valuation Period.

    The Variable Account portion of the Annuity Account Value, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units of each Variable Account Sub-Account credited to the Contract for such Valuation Period. The value in a Contract of each Variable Account Sub-Account is determined by multiplying the number of Variable Accumulation Units, if any, credited to such Variable Account Sub-Account in a Contract by the Variable Accumulation Unit Value of the particular Variable Account Sub-Account for such Valuation Period.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Variable Account Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to 1.0; therefore, the value of a Variable Accumulation Unit may increase, decrease, or remain the same.

    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;

    (b) is the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the asset charge factor determined by the Company for the valuation period to reflect the charges for assuming mortality and expense risks and for administrative expenses.

                         SAMPLE CALCULATIONS AND TABLES

VARIABLE ACCOUNT UNIT VALUE CALCULATIONS*

    VARIABLE ACCUMULATION UNIT VALUE CALCULATION. Assume the net asset value of a Fund share at the end of the current Valuation Period is $16.50; and its value at the end of the immediately preceding Valuation Period was $16.46; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $16.50 divided by $16.46 is 1.002430134. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003862644 (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.00239150756. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been $14.703693, the value for the current Valuation Period would be $14.738857 ($14.703693 X 1.00239150756).

    VARIABLE ANNUITY UNIT VALUE CALCULATION. The assumptions in the above example exist. Also assume that the value of an Annuity Unit for the immediately preceding Valuation Period had been $13.579136. As the first variable annuity payment is determined by using an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be $13.610508 [$13.579136 X 1.00239150756 (the net investment factor) X 0.999919020].
0.999919020 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in the Contract.

    VARIABLE ANNUITY PAYMENT CALCULATION. Assume that a Participant's Variable Annuity Account is credited with 5319.7531 Variable Accumulation Units of a particular Sub-Account; that the Variable Accumulation Unit Value and the Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Date are $14.703693 and $13.579136 respectively; that the Annuity Payment Rate for the age and option elected is $6.52 per $1,000; and that the Annuity Unit Value on the day prior to the second variable annuity payment date is $13.610170. The first variable annuity payment would be $509.99 (5319.7531 X $14.703693 X 6.52 divided by 1,000). The number of
Annuity Units credited would be 37.5569 ($509.99 divided by $13.579136) and the second variable annuity payment would be $511.16 (37.5569 X $13.610170).

    *For New York Contracts issued before May 1, 1996, see Appendix I.

WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT TABLES

    The following example illustrates the detailed calculations for a $100,000 deposit into the Fixed Account with a guaranteed rate of 8% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) value. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Surrender Charge Calculation" assumes there have been no prior withdrawals and illustrates the operation of the Fifteen Percent Free provision of the Contract. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $30 Annuity Account Fee charge, but that fee is waived if the Annuity Account Value at the end of a Contract Year is $100,000 or more.

                            WITHDRAWAL CHARGE TABLES

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single premium.....................   $100,000
Premium taxes......................   0
Withdrawals........................   None
Guaranteed period..................   5 years
Guaranteed interest rate...........   8%
Annuity date.......................   Age 70
Index rate A.......................   7.5%
Index rate B (before adjustment)...   8.00% end of contract year 1
                                      7.75% end of contract year 2
                                      7.00% end of contract year 3
                                      6.50% end of contract year 4
Percentage adjustment to B.........   0.5%

                          SURRENDER VALUE CALCULATION

                                      (1)          (2)           (3)           (4)          (5)          (6)          (7)
                                    ANNUITY    INDEX RATE     ADJUSTED       MINIMUM    GREATER OF    SURRENDER    SURRENDER
CONTRACT YEAR                        VALUE       FACTOR     ANNUITY VALUE     VALUE       (3)&(4)      CHARGE        VALUE
--------------------------------  -----------  -----------  -------------  -----------  -----------  -----------  -----------
1...............................  $   107,970     0.972573   $   105,009   $   102,970  $   105,009   $   5,950   $    99,059
2...............................  $   116,578     0.993056   $   115,768   $   106,029  $   115,768   $   5,100   $   110,668
3...............................  $   125,874     1.004667   $   126,461   $   109,180  $   126,461   $   4,250   $   122,211
4...............................  $   135,914     1.007026   $   136,869   $   112,425  $   136,869   $   3,400   $   133,469
5...............................  $   146,757     1.000000   $   146,757   $   115,768  $   146,757   $   2,550   $   144,207

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR                                 ANNUITY VALUE
------------------------------  ------------------------------------------
1.............................       $100,000 X 1.08 - $30 = $107,970
2.............................       $107,965 X 1.08 - $30 = $116,578
3.............................       $116,567 X 1.08 - $30 = $125,874
4.............................       $125,858 X 1.08 - $30 = $135,914
5.............................       $135,891 X 1.08 - $30 = $146,757

                          SURRENDER CHARGE CALCULATION

                                                                      (1)                                     (3)
                                                                   SURRENDER               (2)             SURRENDER
CONTRACT YEAR                                                    CHARGE FACTOR   SURRENDER CHARGE FACTOR    CHARGE
--------------------------------------------------------------  ---------------  -----------------------  -----------
1.............................................................       0.07                  0.0595          $   5,950
2.............................................................       0.06                  0.0510          $   5,100
3.............................................................       0.05                  0.0425          $   4,250
4.............................................................       0.04                  0.0340          $   3,400
5.............................................................       0.03                  0.0255          $   2,550

                         MARKET VALUE ADJUSTMENT TABLES
                        INTEREST RATE FACTOR CALCULATION

                                                                     (1)          (2)            (3)            (4)          (5)
                                                                    INDEX        INDEX        ADJUSTED           N          (1+A)
CONTRACT YEAR                                                      RATE A       RATE B      INDEX RATE B        --          (1+B)
---------------------------------------------------------------  -----------  -----------  ---------------               -----------
1..............................................................     7.5%         8.00           8.25             4        0.972573
2..............................................................     7.5%         7.75           7.75             3        0.993056
3..............................................................     7.5%         7.00           7.25             2        1.004667
4..............................................................     7.5%         6.50           6.75             1        1.007026
5..............................................................     7.5%          NA             NA              0           NA

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR                                 MINIMUM VALUE
------------------------------  ------------------------------------------
1.............................       $100,000 X 1.03 - $30 = $102,970
2.............................       $102,965 X 1.03 - $30 = $106,029
3.............................       $106,019 X 1.03 - $30 = $109,180
4.............................       $109,165 X 1.03 - $30 = $112,425
5.............................       $112,404 X 1.03 - $30 = $115,768

                        STATE REGULATION OF THE COMPANY

    The Company, a Connecticut corporation, is subject to regulation by the Connecticut Department of Insurance. An annual statement is filed with the Connecticut Department of Insurance each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Connecticut
Department of Insurance or other authorities examine the liabilities and reserves of the Company and the Variable Account, and a full examination of the Company's operations is conducted periodically by the Connecticut Department of Insurance. In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

    A Contract is governed by the laws of the state in which it is delivered. The values and benefits of each Contract are at least equal to those required by such state.

                                 ADMINISTRATION

    The Company performs certain administrative functions relating to the Contracts, the individual Annuity Accounts, the Fixed Account, and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account, the Fixed Account, and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, Annuity Account number and type, the status of each Annuity Account and other pertinent information necessary to the administration and operation of the Contracts.

                              ACCOUNT INFORMATION

    At least once during each Calendar Year, the Company will furnish the Owner with a report showing the Annuity Account Value at the end of the preceding Calendar Year, all transactions during the Calendar Year, the current Annuity Account Value, the number of Accumulation Units in each Variable Account Sub-Account Accumulation Account and the applicable Accumulation Unit Value as of the date of the report. In addition, each person having voting rights in the Variable Account and a Fund or Funds will receive each such reports or prospectuses as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send each Owner such statements reflecting transactions in the Owner's Annuity Account as may be required by applicable laws, rules and regulations.

    Upon request to the Annuity & Variable Life Services Center, the Company will provide an Owner with information regarding fixed and variable accumulation values.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in those states where the Contracts may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
(NASD). The Contracts will be distributed by the Company's principal underwriter, CIGNA Financial Advisers, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT. CFA is a Connecticut corporation organized in 1967, and is the principal underwriter for the Company's other registered separate accounts. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.00% of Premium Payments. The Company received $39,289 in deferred sales charges attributable to the Variable Account portion of the Contracts issued pursuant to CG Variable Annuity Separate Account II for the period ended December 31, 1996.

    Sales charges on and exchange privileges under the Contracts are described in the Prospectus. There are no variations in the prices at which the Contracts are offered for certain types of purchasers.

                               CUSTODY OF ASSETS

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Fund shares at net asset value in connection with amounts allocated to the Variable Account Sub-Accounts in accordance with the instructions of the Purchasers and redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account. The assets of the Sub-Accounts of the Variable Account are held separate and apart from the assets of any other segregated asset accounts of the Company and separate and apart from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of each Fund held by each of the Sub-Accounts of the Variable Account. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond covering the acts of officers and employees of the Company which is presently in the amount of $100,000,000.

                          HISTORICAL PERFORMANCE DATA

    Historical performance data as of December 31, 1996 for each of the Sub-Accounts of the Separate Account follows in the Financial Statements.

MONEY MARKET SUB-ACCOUNT YIELD

    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annuity Account Fee.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)] - 1

    The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and its operating expenses. The yield figures do not reflect withdrawal charges or premium taxes.

OTHER SUB-ACCOUNT YIELDS

    The  Company  may  from  time  to time  advertise  or  disclose  the current annualized yield of one or more of the Sub-Accounts of the Variable Account (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Yield = 2   [(a - b + 1) - 1]
                       cd

Where:    a    =   Net investment income earned during the period by
                   the Fund attributable to shares owned by the
                   Sub-Account.
          b    =   Expenses accrued for the period.
          c    =   The average daily number of accumulation units
                   outstanding during the period.
          d    =   The maximum offering price per accumulation unit
                   on the last day of the period.

    Because of the charges and deductions imposed by the Variable Account, the yield for a Sub-Account of the Variable Account will be lower than the yield for its corresponding Fund. The yield calculations do not reflect the effect of any premium taxes or deferred sales charges that may be applicable to a particular Contract. Deferred sales charges range from 7% to 1% of the amount withdrawn or surrendered on total Premium Payments paid less prior partial withdrawals, based on the Contract Year in which the withdrawal or surrender occurs.

    The yield on amounts held in the Sub-Accounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of the Fund's investments and its operating expenses.

TOTAL RETURNS

    The Company may from time to time also advise or disclose annual average total returns for one or more of the Sub-Accounts of the Variable Account for various periods of time. When a Sub-Account has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment as of the last day of each of the periods.

    Total returns will be calculated using Sub-Account Unit Values which the Company calculates on each Valuation Period based on the performance of the Sub-Account's underlying Fund, and the deductions for the mortality and expense risk charge, the administrative expense charge, and the Account Fee. The Account Fee is reflected by dividing the total amount of such charges collected during the year that are attributable to the Variable Account by the total average net assets of all the Variable Sub-Accounts. The resulting percentage is deducted from the return in calculating the ending redeemable value. These figures will not reflect any premium taxes. Total return calculations will reflect the effect of deferred sales charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                  P(1+T) = ERV

Where:    P    =   A hypothetical initial Premium Payment of $1,000.
          T    =   Average annual total return.
          n    =   Number of years in the period.
         ERV   =   Ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

OTHER PERFORMANCE DATA

    The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard one except that the deferred sales charge percentage will be assumed to be 0%.

    The Company may from time to time disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the deferred sales charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:   CTR   =   The cumulative total return net of Sub-Account
                   recurring charges for the period.
         ERV   =   The ending redeemable value of the hypothetical
                   investment made at the beginning of the one, five
                   or ten-year period, at the end of the one, five or
                   ten-year period (or fractional portion thereof).
          P    =   A hypothetical initial payment of $10,000

    All non-standard performance data will only be advertised if the standard performance data is also disclosed.

    The Company may also from time to time use advertising which includes hypothetical illustrations to compare the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

                                 LEGAL MATTERS

    Legal advice regarding certain matters relating to the federal securities laws applicable to the issuance of the Contracts described in the Prospectus and this Statement has been provided by Edwin L. Kerr, Counsel, Individual Insurance, CIGNA Companies. All matters of Connecticut law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue the Contracts under Connecticut Insurance Law and any other applicable state insurance or securities laws, have been passed upon by Robert A. Picarello, Chief Counsel, Individual Insurance, CIGNA Companies.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                    EXPERTS

    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP's consent to this reference to the firm as an "expert" is filed as an exhibit to the registration statement of which this Statement of Additional Information is a part.

                              FINANCIAL STATEMENTS

    The consolidated financial statements of the Company which are included in this Statement should be considered only as bearing on the ability of the Company to meet the obligations under the

Contracts.   They  should  not  be  considered  as  bearing  on  the  investment performance of the assets held in the Variable Account, or on the Guaranteed Interest Rate credited by the Company during a Guaranteed Period. The financial statements of the Variable Account as of December 31, 1996 are also included.

                          -FINANCIALS TO BE SUPPLIED -

               PART B.  STATEMENT OF ADDITIONAL INFORMATION NO. 2

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS

                                 Issued through

                    CG VARIABLE ANNUITY SEPARATE ACCOUNT II

                                   Offered by

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

Home Office Location:                          Mailing Address:
900 Cottage Grove Road                         CIGNA Individual Insurance
Hartford, Connecticut 06152                    Annuity & Variable Life Services Center
                                               Routing S-249
                                               Hartford, Connecticut 06152-2249

                                 Telephone: (800) 552-9898

Lockbox Address -- By Mail:                    Lockbox Address -- By Overnight:
Connecticut General Life Insurance Company     Connecticut General Life Insurance Company
P.O. Box 30790                                 c/o Fleet Bank
Hartford, CT 06150                             20 Church Street
                                               20th Floor, MSN275
                                               Hartford, CT 06120
                                               Attn: Lockbox 30790

    This Statement of Additional Information ("Statement") expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts (the "Contracts") offered by Connecticut General Life Insurance Company through CG Variable Annuity Separate Account II. You may obtain a copy of the Prospectus dated May 1, 1997, by calling (800) 552-9898, or by writing to Annuity & Variable Life Services Center, Routing S-249, Connecticut General Life Insurance Company, Hartford, Connecticut 06152-2249. Terms used in the current Prospectus for the Contracts are incorporated in this Statement.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS AND CG VARIABLE ANNUITY SEPARATE ACCOUNT II.

Dated: May 1, 1997

                               TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                                  -----
THE CONTRACTS -- GENERAL PROVISIONS........................................................................           3
  The Contracts............................................................................................           3
  Loans....................................................................................................           3
  Non-Participating Contracts..............................................................................           3
  Misstatement of Age......................................................................................           3

CALCULATION OF VARIABLE ACCOUNT VALUES.....................................................................           3
  Variable Accumulation Unit Value.........................................................................           3
  Net Investment Factor....................................................................................           4

SAMPLE CALCULATIONS AND TABLES.............................................................................           4
  Variable Account Unit Value Calculations.................................................................           4
  Withdrawal Charge and Market Value Adjustment Tables.....................................................           5

STATE REGULATION OF THE COMPANY............................................................................           6

ADMINISTRATION.............................................................................................           7

ACCOUNT INFORMATION........................................................................................           7

DISTRIBUTION OF THE CONTRACTS..............................................................................           7

CUSTODY OF ASSETS..........................................................................................           7

HISTORICAL PERFORMANCE DATA................................................................................           8
  Money Market Sub-Account Yield...........................................................................           8
  Other Sub-Account Yields.................................................................................           8
  Total Returns............................................................................................           9
  Other Performance Data...................................................................................           9

LEGAL MATTERS..............................................................................................          10

LEGAL PROCEEDINGS..........................................................................................          10

EXPERTS....................................................................................................          10

FINANCIAL STATEMENTS.......................................................................................          10
  Connecticut General Life Insurance Company...............................................................          11
  CG Variable Annuity Separate Account II..................................................................          33

    In order to supplement the description in the Prospectus, the following provides additional information about Connecticut General Life Insurance Company (the "Company") and the Contracts which may be of interest to an Owner. Terms have the same meaning as in the Prospectus, unless otherwise indicated.

                      THE CONTRACTS -- GENERAL PROVISIONS

THE CONTRACTS

    A Contract, attached riders, amendments and any application, form the entire contract. Only the President, a Vice President, a Secretary, a Director, or an Assistant Director of the Company may change or waive any provision in a Contract. Any changes or waivers must be in writing. The Company may change or amend the Contracts if such change or amendment is necessary for the Contracts to comply with or take advantage of any state or federal law, rule or regulation.

LOANS

    Under the Contracts, loans are not permitted.

NON-PARTICIPATING CONTRACTS

    The Contracts do not participate or share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE

    If the age of the Annuitant is misstated, any amounts payable by the Company under the Contract will be adjusted to be those amounts which the Premium Payments would have purchased for the correct age, according to the Company's rates in effect on the Date of Issue. Any overpayment by the Company, with interest at the rate of 6% per year, compounded annually, will be charged against the payments to be made next succeeding the adjustment. Any underpayment by the Company will be paid in a lump sum.

    If the age or sex of the Owner is misstated, the Company will adjust the charge associated with any Optional Death Benefits elected to the charges that would have been assessed for the correct age and sex.

                     CALCULATION OF VARIABLE ACCOUNT VALUES

    On any Valuation Date, the Variable Account value is equal to the totals of the values allocated to the Contracts in each Sub-Account. The portion of an Owner's Annuity Account Value held in any Variable Account Sub-Account is equal to the number of Sub-Account units allocated to a Contract multiplied by the Sub-Account accumulation unit value as described below.

VARIABLE ACCUMULATION UNIT VALUE

    Upon receipt of a Premium Payment by the Company at its Annuity & Variable Life Services Center, all or that portion, if any, of the Premium Payment to be allocated to the Variable Account Sub-Accounts will be credited to the Variable Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Variable Account Sub-Account by the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the Valuation Period during which the Premium Payment is received at the Company's Variable Products Service Center (for the initial Premium Payment, for the Valuation Period during which the Premium Payment is accepted).

    The Variable Accumulation Unit Value for each Variable Account Sub-Account was set initially at $10.00 for the first Valuation Period of the particular Variable Account Sub-Account. The Variable Account commenced operations on April 10, 1995. The Variable Accumulation Unit Value for the particular Variable Account Sub-Account for any subsequent Valuation Period is determined by multiplying the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Variable Account Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit

Value for each Variable Account Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease, or remain constant from Valuation Period to Valuation Period.

    The Variable Account portion of the Annuity Account Value, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units of each Variable Account Sub-Account credited to the Contract for such Valuation Period. The value in a Contract of each Variable Account Sub-Account is determined by multiplying the number of Variable Accumulation Units, if any, credited to such Variable Account Sub-Account in a Contract by the Variable Accumulation Unit Value of the particular Variable Account Sub-Account for such Valuation Period.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Variable Account Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to 1.0; therefore, the value of a Variable Accumulation Unit may increase, decrease, or remain the same.

    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;

    (b) is the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the asset charge factor determined by the Company for the valuation period to reflect the charges for assuming mortality and expense risks and for administrative expenses.

                         SAMPLE CALCULATIONS AND TABLES

VARIABLE ACCOUNT UNIT VALUE CALCULATIONS

    VARIABLE ACCUMULATION UNIT VALUE CALCULATION. Assume the net asset value of a Fund share at the end of the current Valuation Period is $16.50; and its value at the end of the immediately preceding Valuation Period was $16.46; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $16.50 divided by $16.46 is 1.002430134. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003584933 (the daily equivalent of the current charge of 1.30% on an annual basis) gives a net investment factor of 1.00239428467. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been $14.703693, the value for the current Valuation Period would be $14.738898 ($14.703693 X 1.00239428467).

    VARIABLE ANNUITY UNIT VALUE CALCULATION. The assumptions in the above example exist. Also assume that the value of an Annuity Unit for the immediately preceding Valuation Period had been $13.579136. As the first variable annuity payment is determined by using an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be $13.610546 [$13.579136 X 1.00239428467 (the net investment factor) X 0.999919020].
0.999919020 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in the Contract.

    VARIABLE ANNUITY PAYMENT CALCULATION. Assume that a Participant's Variable Annuity Account is credited with 5319.7531 Variable Accumulation Units of a particular Sub-Account; that the Variable Accumulation Unit Value and the Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Date are $14.703693 and $13.579136 respectively; that the Annuity Payment Rate for the age and option elected is $6.52 per $1,000; and that the Annuity Unit Value on the day prior to the second variable annuity payment date is $13.610170. The first variable annuity payment would be $509.99 (5319.7531 X $14.703693 X 6.52 divided by 1,000). The number of
Annuity Units credited would be 37.5569 ($509.99 divided by $13.579136) and the second variable annuity payment would be $511.16 (37.5569 X $13.610170).

WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT TABLES

    The following example illustrates the detailed calculations for a $100,000 deposit into the Fixed Account with a guaranteed rate of 8% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) value. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Surrender Charge Calculation" assumes there have been no prior withdrawals and illustrates the operation of the Fifteen Percent Free provision of the Contract. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 Annuity Account Fee charge, but that fee is waived if the Annuity Account Value at the end of a Contract Year is $100,000 or more.

                            WITHDRAWAL CHARGE TABLES

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single premium.....................   $100,000
Premium taxes......................   0
Withdrawals........................   None
Guaranteed period..................   5 years
Guaranteed interest rate...........   8%
Annuity date.......................   Age 70
Index rate A.......................   7.5%
Index rate B.......................   8.00% end of contract year 1
                                      7.75% end of contract year 2
                                      7.00% end of contract year 3
                                      6.50% end of contract year 4
Percentage adjustment to B.........   0.5%

                          SURRENDER VALUE CALCULATION

                                      (1)          (2)           (3)           (4)          (5)          (6)          (7)
                                    ANNUITY    INDEX RATE     ADJUSTED       MINIMUM    GREATER OF    SURRENDER    SURRENDER
CONTRACT YEAR                        VALUE       FACTOR     ANNUITY VALUE     VALUE       (3)&(4)      CHARGE        VALUE
--------------------------------  -----------  -----------  -------------  -----------  -----------  -----------  -----------
1...............................  $   107,965     0.963640   $   104,039   $   102,965  $   104,039   $   5,950   $    98,089
2...............................  $   116,567     0.993056   $   115,758   $   106,019  $   115,758   $   5,100   $   110,658
3...............................  $   125,858     1.000000   $   125,858   $   109,165  $   125,858   $   4,250   $   121,608
4...............................  $   135,891     1.004673   $   136,526   $   112,404  $   136,526   $   3,400   $   133,126
5...............................  $   146,727     1.000000   $   146,727   $   115,742  $   146,727   $   2,550   $   144,177

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR                                 ANNUITY VALUE
------------------------------  ------------------------------------------
1.............................       $100,000 X 1.08 - $35 = $107,965
2.............................       $107,965 X 1.08 - $35 = $116,567
3.............................       $116,567 X 1.08 - $35 = $125,858
4.............................       $125,858 X 1.08 - $35 = $135,891
5.............................       $135,891 X 1.08 - $35 = $146,727

                          SURRENDER CHARGE CALCULATION

                                                                      (1)                                     (3)
                                                                   SURRENDER               (2)             SURRENDER
CONTRACT YEAR                                                    CHARGE FACTOR   SURRENDER CHARGE FACTOR    CHARGE
--------------------------------------------------------------  ---------------  -----------------------  -----------
1.............................................................       0.07                  0.0595          $   5,950
2.............................................................       0.06                  0.0510          $   5,100
3.............................................................       0.05                  0.0425          $   4,250
4.............................................................       0.04                  0.0340          $   3,400
5.............................................................       0.03                  0.0255          $   2,550

                         MARKET VALUE ADJUSTMENT TABLES
                        INTEREST RATE FACTOR CALCULATION

                                                                     (1)          (2)            (3)            (4)          (5)
                                                                    INDEX        INDEX        ADJUSTED           N         (1+A)N
CONTRACT YEAR                                                      RATE A       RATE B      INDEX RATE B        --         (1+B)N
---------------------------------------------------------------  -----------  -----------  ---------------               -----------
1..............................................................     7.5%         8.00           8.50             4        0.963640
2..............................................................     7.5%         7.75           7.75             3        0.993056
3..............................................................     7.5%         7.00           7.50             2        1.000000
4..............................................................     7.5%         6.50           7.00             1        1.004673
5..............................................................     7.5%          NA             NA              0           NA

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR                                 MINIMUM VALUE
------------------------------  ------------------------------------------
1.............................       $100,000 X 1.03 - $35 = $102,965
2.............................       $102,965 X 1.03 - $35 = $106,019
3.............................       $106,019 X 1.03 - $35 = $109,165
4.............................       $109,165 X 1.03 - $35 = $112,404
5.............................       $112,404 X 1.03 - $35 = $115,742

                        STATE REGULATION OF THE COMPANY

    The Company, a Connecticut corporation, is subject to regulation by the Connecticut Department of Insurance. An annual statement is filed with the Connecticut Department of Insurance each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Connecticut Department of Insurance or other authorities examine the liabilities and reserves of the Company and the Variable Account, and a full examination of the Company's operations is conducted periodically by the Connecticut Department of Insurance. In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

    A Contract is governed by the laws of the state in which it is delivered. The values and benefits of each Contract are at least equal to those required by such state.

                                 ADMINISTRATION

    The Company performs certain administrative functions relating to the Contracts, the individual Annuity Accounts, the Fixed Account, and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account, the Fixed Account, and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, Annuity Account number and type, the status of each Annuity Account and other pertinent information necessary to the administration and operation of the Contracts.

                              ACCOUNT INFORMATION

    At least once during each Calendar Year, the Company will furnish the Owner with a report showing the Annuity Account Value at the end of the preceding Calendar Year, all transactions during the Calendar Year, the current Annuity Account Value, the number of Accumulation Units in each Variable Account Sub-Account Accumulation Account and the applicable Accumulation Unit Value as of the date of the report. In addition, each person having voting rights in the Variable Account and a Fund or Funds will receive each such reports or prospectuses as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send each Owner such statements reflecting transactions in the Owner's Annuity Account as may be required by applicable laws, rules and regulations.

    Upon request to the Annuity & Variable Life Services Center, the Company will provide an Owner with information regarding fixed and variable accumulation values.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in those states where the Contracts may lawfully be sold. Such agents will be registered representatives or broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
(NASD). The Contracts will be distributed by the Company's principal underwriter, CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT. CFA is a Connecticut corporation organized in 1967, and is the principal underwriter for the Company's other registered separate accounts. Commissions and other distribution compensation will be paid by the Company and will not be more than 7.00% of Premium Payments. The Company received $39,289 in deferred sales charges attributable to the Variable Account portion of the Contracts issued pursuant to CG Variable Annuity Separate Account II for the period ended December 31, 1996.

    Sales charges on and exchange privileges under the Contracts are described in the Prospectus. There are no variations in the prices at which the Contracts are offered for certain types of purchasers.

                               CUSTODY OF ASSETS

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Fund shares at net asset value in connection with amounts allocated to the Variable Account Sub-Accounts in accordance with the instructions of the Purchasers and redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account. The assets of the Sub-Accounts of the Variable Account are held separate and apart from the assets of any other segregated asset accounts of the Company and separate and apart from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of each Fund held by each of the Sub-Accounts of the Variable Account. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond covering the acts of officers and employees of the Company which is presently in the amount of $100,000,000.

                          HISTORICAL PERFORMANCE DATA

    Historical performance data as of December 31, 1996 for each of the Sub-Accounts of the Separate Account follows in the Financial Statements.

MONEY MARKET SUB-ACCOUNT YIELD

    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annuity Account Fee.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)] - 1

    The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and its operating expenses. The yield figures do not reflect withdrawal charges or premium taxes or any charges for Optional Death Benefit(s) selected.

OTHER SUB-ACCOUNT YIELDS

    The  Company  may  from  time  to time  advertise  or  disclose  the current annualized yield of one or more of the Sub-Accounts of the Variable Account (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Yield = 2   [(a - b + 1) - 1]
                       cd

Where:    a    =   Net investment income earned during the period by
                   the Fund attributable to shares owned by the
                   Sub-Account.
          b    =   Expenses accrued for the period.
          c    =   The average daily number of accumulation units
                   outstanding during the period.
          d    =   The maximum offering price per accumulation unit
                   on the last day of the period.

    Because of the charges and deductions imposed by the Variable Account, the yield for a Sub-Account of the Variable Account will be lower than the yield for its corresponding Fund. The yield calculations do not reflect the effect of any premium taxes or deferred sales charges that may be applicable to a particular Contract. Deferred sales charges range from 7% to 1% of the amount withdrawn or surrendered on total Premium Payments paid less prior partial withdrawals, based on the Contract Year in which the withdrawal or surrender occurs.

    The yield on amounts held in the Sub-Accounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of the Fund's investments and its operating expenses.

TOTAL RETURNS

    The Company may from time to time also advise or disclose annual average total returns for one or more of the Sub-Accounts of the Variable Account for various periods of time. When a Sub-Account has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment as of the last day of each of the periods.

    Total returns will be calculated using Sub-Account Unit Values which the Company calculates on each Valuation Period based on the performance of the Sub-Account's underlying Fund, and the deductions for the mortality and expense risk charge, the administrative expense charge, and the Account Fee. The Account Fee is reflected by dividing the total amount of such charges collected during the year that are attributable to the Variable Account by the total average net assets of all the Variable Sub-Accounts. The resulting percentage is deducted from the return in calculating the ending redeemable value. These figures will not reflect any premium taxes or any charges for any Optional Death Benefit selected by the Owner. Total return calculations will reflect the effect of deferred sales charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                  P(1+T) = ERV

Where:    P    =   A hypothetical initial Premium Payment of $1,000.
          T    =   Average annual total return.
          n    =   Number of years in the period.
         ERV   =   Ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

OTHER PERFORMANCE DATA

    The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard one except that the deferred sales charge percentage will be assumed to be 0%.

    The Company may from time to time disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the deferred sales charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:   CTR   =   The cumulative total return net of Sub-Account
                   recurring charges for the period.
         ERV   =   The ending redeemable value of the hypothetical
                   investment made at the beginning of the one, five
                   or ten-year period, at the end of the one, five or
                   ten-year period (or fractional portion thereof).
          P    =   A hypothetical initial payment of $10,000

    All non-standard performance data will only be advertised if the standard performance data is also disclosed.

    The Company may also from time to time use advertising which includes hypothetical illustrations to compare the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

                                 LEGAL MATTERS

    Legal advice regarding certain matters relating to the federal securities laws applicable to the issuance of the Contracts described in the Prospectus and this Statement has been provided by Edwin L. Kerr, Counsel, Individual Insurance, CIGNA Companies. All matters of Connecticut law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue the Contracts under Connecticut Insurance Law and any other applicable state insurance or securities laws, have been passed upon by Robert A. Picarello, Chief Counsel, Individual Insurance, CIGNA Companies.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                    EXPERTS

    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP's consent to this reference to the firm as an "expert" is filed as an exhibit to the registration statement of which this Statement of Additional Information is a part.

                              FINANCIAL STATEMENTS

    The consolidated financial statements of the Company which are included in this Statement should be considered only as bearing on the ability of the Company to meet the obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account, or on the Guaranteed Interest Rate credited by the Company during a Guaranteed Period. The financial statements of the Variable Account as of December 31, 1996 are also included.

                                 - To be Supplied -

               PART B. STATEMENT OF ADDITIONAL INFORMATION NO. 3

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS

                                 Issued through

                    CG VARIABLE ANNUITY SEPARATE ACCOUNT II

                                   Offered by

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY

Home Office Location:                          Mailing Address:
900 Cottage Grove Road                         CIGNA Individual Insurance
Hartford, Connecticut 06152                    Annuity & Variable Life Services Center
                                                 Routing S-249
                                               Hartford, Connecticut 06152-2249
                                               (800) 552-9898

Lockbox Address -- By Mail:                    Lockbox Address -- By Overnight:
Connecticut General Life Insurance Company     Connecticut General Life Insurance Company
P.O. Box 30790                                 c/o Fleet Bank
Hartford, CT 06150                             20 Church Street
                                               20th Floor, MSN275
                                               Hartford, CT 06120
                                               Attn: Lockbox 30790

    This Statement of Additional Information ("Statement") expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts (the "Contracts") offered by Connecticut General Life Insurance Company through CG Variable Annuity Separate Account II. You may obtain a copy of the Prospectus dated May 1, 1997, by calling (800) 552-9898, or by writing to Annuity & Variable Life Services Center, Routing S-249, Connecticut General Life Insurance Company, Hartford, Connecticut 06152-2249. Terms used in the current Prospectus for the Contracts are incorporated in this Statement.

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS AND CG VARIABLE ANNUITY SEPARATE ACCOUNT II.

Dated: May 1, 1997

                               TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                                  -----
THE CONTRACTS -- GENERAL PROVISIONS........................................................................           3
  The Contracts............................................................................................           3
  Loans....................................................................................................           3
  Non-Participating Contracts..............................................................................           3
  Misstatement of Age......................................................................................           3

CALCULATION OF VARIABLE ACCOUNT VALUES.....................................................................           3
  Variable Accumulation Unit Value.........................................................................           3
  Net Investment Factor....................................................................................           4

SAMPLE CALCULATIONS AND TABLES.............................................................................           4
  Variable Account Unit Value Calculations.................................................................           4
  Withdrawal Charge and Market Value Adjustment Tables.....................................................           5

STATE REGULATION OF THE COMPANY............................................................................           6

ADMINISTRATION.............................................................................................           7

ACCOUNT INFORMATION........................................................................................           7

DISTRIBUTION OF THE CONTRACTS..............................................................................           7

CUSTODY OF ASSETS..........................................................................................           7

HISTORICAL PERFORMANCE DATA................................................................................           8
  Money Market Sub-Account Yield...........................................................................           8
  Other Sub-Account Yields.................................................................................           8
  Total Returns............................................................................................           9
  Other Performance Data...................................................................................          10

LEGAL MATTERS..............................................................................................          10

LEGAL PROCEEDINGS..........................................................................................          10

EXPERTS....................................................................................................          10

FINANCIAL STATEMENTS.......................................................................................          10
  Connecticut General Life Insurance Company...............................................................          11
  CG Variable Annuity Separate Account II..................................................................          33

    In order to supplement the description in the Prospectus, the following provides additional information about Connecticut General Life Insurance Company (the "Company") and the Contracts which may be of interest to an Owner. Terms have the same meaning as in the Prospectus, unless otherwise indicated.

                      THE CONTRACTS -- GENERAL PROVISIONS

THE CONTRACTS

    A Contract, attached riders, amendments and any application, form the entire contract. Only the President, a Vice President, a Secretary, a Director, or an Assistant Director of the Company may change or waive any provision in a Contract. Any changes or waivers must be in writing. The Company may change or amend the Contracts if such change or amendment is necessary for the Contracts to comply with or take advantage of any state or federal law, rule or regulation.

LOANS

    Under the Contracts, loans are not permitted.

NON-PARTICIPATING CONTRACTS

    The Contracts do not participate or share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE

    If the age of the Annuitant is misstated, any amounts payable by the Company under the Contract will be adjusted to be those amounts which the Premium Payments would have purchased for the correct age, according to the Company's rates in effect on the Date of Issue. Any overpayment by the Company, with interest at the rate of 6% per year, compounded annually, will be charged against the payments to be made next succeeding the adjustment. Any underpayment by the Company will be paid in a lump sum.

    If the age or sex of the Owner is misstated, the Company will adjust the charge associated with any Optional Death Benefits elected to the charges that would have been assessed for the correct age and sex.

                     CALCULATION OF VARIABLE ACCOUNT VALUES

    On any Valuation Date, the Variable Account value is equal to the totals of the values allocated to the Contracts in each Sub-Account. The portion of an Owner's Annuity Account Value held in any Variable Account Sub-Account is equal to the number of Sub-Account units allocated to a Contract multiplied by the Sub-Account accumulation unit value as described below.

VARIABLE ACCUMULATION UNIT VALUE

    Upon receipt of a Premium Payment by the Company at its Annuity & Variable Life Services Center, all or that portion, if any, of the Premium Payment to be allocated to the Variable Account Sub-Accounts will be credited to the Variable Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Variable Account Sub-Account by the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the Valuation Period during which the Premium Payment is received at the Company's Variable Products Service Center (for the initial Premium Payment, for the Valuation Period during which the Premium Payment is accepted).

    The Variable Accumulation Unit Value for each Variable Account Sub-Account was set initially at $10.00 for the first Valuation Period of the particular Variable Account Sub-Account. The Variable Account commenced operations on April 10, 1995. The Variable Accumulation Unit Value for the particular Variable Account Sub-Account for any subsequent Valuation Period is determined by multiplying the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Variable Account Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit

Value for each Variable Account Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease, or remain constant from Valuation Period to Valuation Period.

    The Variable Account portion of the Annuity Account Value, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units of each Variable Account Sub-Account credited to the Contract for such Valuation Period. The value in a Contract of each Variable Account Sub-Account is determined by multiplying the number of Variable Accumulation Units, if any, credited to such Variable Account Sub-Account in a Contract by the Variable Accumulation Unit Value of the particular Variable Account Sub-Account for such Valuation Period.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Variable Account Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to 1.0; therefore, the value of a Variable Accumulation Unit may increase, decrease, or remain the same.

    The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Fund on the shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Variable Account Sub-Account;

    (b) is the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the asset charge factor determined by the Company for the valuation period to reflect the charges for assuming mortality and expense risks and for administrative expenses.

                         SAMPLE CALCULATIONS AND TABLES

VARIABLE ACCOUNT UNIT VALUE CALCULATIONS

    VARIABLE ACCUMULATION UNIT VALUE CALCULATION. Assume the net asset value of a Fund share at the end of the current Valuation Period is $16.50; and its value at the end of the immediately preceding Valuation Period was $16.46; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $16.50 divided by $16.46 is 1.002430134. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003862644 (the daily equivalent of the current charge of 1.40% on an annual basis) gives a net investment factor of 1.00239150756. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been $14.703693, the value for the current Valuation Period would be $14.738898 ($14.703693 X 1.00239150756).

    VARIABLE ANNUITY UNIT VALUE CALCULATION. The assumptions in the above example exist. Also assume that the value of an Annuity Unit for the immediately preceding Valuation Period had been $13.579136. As the first variable annuity payment is determined by using an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be $13.610508

[$13.579136   X  1.00239150756  (the  net  investment  factor)  X  0.999919020].
0.999919020 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in the Contract.

    VARIABLE ANNUITY PAYMENT CALCULATION. Assume that a Participant's Variable Annuity Account is credited with 5319.7531 Variable Accumulation Units of a particular Sub-Account; that the Variable Accumulation Unit Value and the Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Date are $14.703693 and $13.579136 respectively; that the Annuity Payment Rate for the age and option elected is $6.52 per $1,000; and that the Annuity Unit Value on the day prior to the second variable annuity payment date is $13.610170. The first variable annuity payment would be $509.99 (5319.7531 X $14.703693 X 6.52 divided by 1,000). The number of
Annuity Units credited would be 37.5569 ($509.99 divided by $13.579136) and the second variable annuity payment would be $511.16 (37.5569 X $13.610170).

WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT TABLES

    The following example illustrates the detailed calculations for a $50,000 deposit into the Fixed Account with a guaranteed rate of 8% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) value. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Surrender Charge Calculation" assumes there have been no prior withdrawals and illustrates the operation of the Fifteen Percent Free provision of the Contract. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 Annuity Account Fee charge, but that fee is waived if the Annuity Account Value at the end of a Contract Year is $100,000 or more. The results would be slightly different for New York Contracts which have a $30 annual Account Fee.

                            WITHDRAWAL CHARGE TABLES

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single premium.....................   $50,000
Premium taxes......................   None
Withdrawals........................   None
Guaranteed period..................   5 years
Guaranteed interest rate...........   8%
Annuity date.......................   Age 70
Index rate A.......................   7.50%
Index rate B.......................   8.00% end of contract year 1
                                      7.75% end of contract year 2
                                      7.00% end of contract year 3
                                      6.50% end of contract year 4
Percentage adjustment to B.........   0.50%

                          SURRENDER VALUE CALCULATION

                                          (1)         (2)           (3)          (4)         (5)          (6)         (7)
                                        ANNUITY   INDEX RATE     ADJUSTED      MINIMUM   GREATER OF    SURRENDER   SURRENDER
CONTRACT YEAR                            VALUE      FACTOR     ANNUITY VALUE    VALUE      (3)&(4)      CHARGE       VALUE
-------------------------------------  ---------  -----------  -------------  ---------  -----------  -----------  ---------
1....................................  $  53,965     0.963640   $    52,003   $  51,465   $  52,003    $   2,975   $  49,028
2....................................  $  58,247     0.993056   $    57,843   $  52,974   $  57,843    $   2,975   $  54,868
3....................................  $  62,872     1.000000   $    62,872   $  54,528   $  62,872    $   2,975   $  59,897
4....................................  $  67,867     1.004673   $    68,184   $  56,129   $  68,184    $   2,550   $  65,634
5....................................  $  73,261     1.000000   $    73,261   $  57,778   $  73,261    $   2,550   $  70,711

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR                                 ANNUITY VALUE
------------------------------  ------------------------------------------
1.............................        $50,000 X 1.08 - $35 = $53,965
2.............................        $53,965 X 1.08 - $35 = $58,247
3.............................        $58,247 X 1.08 - $35 = $62,872
4.............................        $62,872 X 1.08 - $35 = $67,867
5.............................        $67,867 X 1.08 - $35 = $73,261

                          SURRENDER CHARGE CALCULATION

                                                                      (1)                                     (3)
                                                                   SURRENDER               (2)             SURRENDER
CONTRACT YEAR                                                    CHARGE FACTOR   SURRENDER CHARGE FACTOR    CHARGE
--------------------------------------------------------------  ---------------  -----------------------  -----------
1.............................................................       0.07                  0.0595          $   2,975
2.............................................................       0.07                  0.0595          $   2,975
3.............................................................       0.07                  0.0595          $   2,975
4.............................................................       0.06                  0.0510          $   2,550
5.............................................................       0.06                  0.0510          $   2,550

                         MARKET VALUE ADJUSTMENT TABLES
                        INTEREST RATE FACTOR CALCULATION

                                                                  (1)        (2)          (3)           (4)          (5)
                                                                 INDEX      INDEX      ADJUSTED          N          (1+A)
CONTRACT YEAR                                                   RATE A     RATE B    INDEX RATE B       --          (1+B)
-------------------------------------------------------------  ---------  ---------  -------------               -----------
1............................................................    7.50%      8.00%        8.50%           4        0.963640
2............................................................    7.50%      7.75%        7.75%           3        0.993056
3............................................................    7.50%      7.00%        7.50%           2        1.000000
4............................................................    7.50%      6.50%        7.00%           1        1.004673
5............................................................    7.50%       NA           NA             0           NA

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR                                 MINIMUM VALUE
------------------------------  ------------------------------------------
1.............................        $50,000 X 1.03 - $35 = $51,465
2.............................        $51,465 X 1.03 - $35 = $52,974
3.............................        $52,974 X 1.03 - $35 = $54,528
4.............................        $54,528 X 1.03 - $35 = $56,129
5.............................        $56,129 X 1.03 - $35 = $57,778

                        STATE REGULATION OF THE COMPANY

    The Company, a Connecticut corporation, is subject to regulation by the Connecticut Department of Insurance. An annual statement is filed with the Connecticut Department of Insurance each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Connecticut
Department of Insurance or other authorities examine the liabilities and reserves of the Company and the Variable Account, and a full examination of the Company's operations is conducted periodically by the Connecticut Department of Insurance. In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

    A Contract is governed by the laws of the state in which it is delivered. The values and benefits of each Contract are at least equal to those required by such state.

                                 ADMINISTRATION

    The Company performs certain administrative functions relating to the Contracts, the individual Annuity Accounts, the Fixed Account, and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account, the Fixed Account, and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, Annuity Account number and type, the status of each Annuity Account and other pertinent information necessary to the administration and operation of the Contracts.

                              ACCOUNT INFORMATION

    At least once during each Calendar Year, the Company will furnish the Owner with a report showing the Annuity Account Value at the end of the preceding Calendar Year, all transactions during the Calendar Year, the current Annuity Account Value, the number of Accumulation Units in each Variable Account Sub-Account Accumulation Account and the applicable Accumulation Unit Value as of the date of the report. In addition, each person having voting rights in the Variable Account and a Fund or Funds will receive each such reports or prospectuses as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send each Owner such statements reflecting transactions in the Owner's Annuity Account as may be required by applicable laws, rules and regulations.

    Upon request to the Annuity & Variable Life Services Center, the Company will provide an Owner with information regarding fixed and variable accumulation values.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in those states where the Contracts may lawfully be sold. Such agents will be registered representatives or broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
(NASD). The Contracts will be distributed by the Company's principal underwriter, CIGNA Financial Advisors, Inc. ("CFA"), located at 900 Cottage Grove Road, Bloomfield, CT 06002. CFA is a Connecticut corporation organized in 1967, and is the principal underwriter for the Company's other registered separate accounts. Commissions and other distribution compensation will be paid by the Company and will not be more than 6.50% of Premium Payments. The Company received $39,289 in deferred sales charges attributable to the Variable Account portion of the Contracts issued pursuant to CG Variable Annuity Separate Account II for the period ended December 31, 1996.

    Sales charges on and exchange privileges under the Contracts are described in the Prospectus. There are no variations in the prices at which the Contracts are offered for certain types of purchasers.

                               CUSTODY OF ASSETS

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Fund shares at net asset value in connection with amounts allocated to the Variable Account Sub-Accounts in accordance with the instructions of the Purchasers and redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account. The assets of the Sub-Accounts of the Variable Account are held separate and apart from the assets of any other segregated asset accounts of the Company and separate and apart from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of each Fund held by each of the Sub-Accounts of the Variable Account. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond covering the acts of officers and employees of the Company which is presently in the amount of $100,000,000.

                          HISTORICAL PERFORMANCE DATA

    Historical performance data as of December 31, 1996 for each of the Sub-Accounts of the Separate Account follows in the Financial Statements.

MONEY MARKET SUB-ACCOUNT YIELD

    From time to time, the Money Market Sub-Account may advertise its "yield" and "effective yield." Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Annuity Account Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Annuity Account Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Annuity Account Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annuity Account Fee.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)] - 1

    The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and its operating expenses. The yield figures do not reflect withdrawal charges or premium taxes or any charges for Optional Death Benefit(s) selected.

OTHER SUB-ACCOUNT YIELDS

    The  Company  may  from  time  to time  advertise  or  disclose  the current annualized yield of one or more of the Sub-Accounts of the Variable Account (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Yield = 2   [(a - b + 1) - 1]
                       cd

Where:    a    =   Net investment income earned during the period by
                   the Fund attributable to shares owned by the
                   Sub-Account.
          b    =   Expenses accrued for the period.
          c    =   The average daily number of accumulation units
                   outstanding during the period.
          d    =   The maximum offering price per accumulation unit
                   on the last day of the period.

    Because of the charges and deductions imposed by the Variable Account, the yield for a Sub-Account of the Variable Account will be lower than the yield for its corresponding Fund. The yield calculations do not reflect the effect of any premium taxes or deferred sales charges that may be applicable to a particular Contract. Deferred sales charges range from 7% to 1% of the amount withdrawn or surrendered on total Premium Payments paid less prior partial withdrawals, based on the Contract Year in which the withdrawal or surrender occurs.

    The yield on amounts held in the Sub-Accounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of the Fund's investments and its operating expenses.

TOTAL RETURNS

    The Company may from time to time also advise or disclose annual average total returns for one or more of the Sub-Accounts of the Variable Account for various periods of time. When a Sub-Account has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment as of the last day of each of the periods.

    Total returns will be calculated using Sub-Account Unit Values which the Company calculates on each Valuation Period based on the performance of the Sub-Account's underlying Fund, and the deductions for the mortality and expense risk charge, the administrative expense charge, and the Account Fee. The Account Fee is reflected by dividing the total amount of such charges collected during the year that are attributable to the Variable Account by the total average net assets of all the Variable Sub-Accounts. The resulting percentage is deducted from the return in calculating the ending redeemable value. These figures will not reflect any premium taxes or any charges for any Optional Death Benefit selected by the Owner. Total return calculations will reflect the effect of deferred sales charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                  P(1+T) = ERV

Where:    P    =   A hypothetical initial Premium Payment of $1,000.
          T    =   Average annual total return.
          n    =   Number of years in the period.
         ERV   =   Ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

OTHER PERFORMANCE DATA

    The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard one except that the deferred sales charge percentage will be assumed to be 0%.

    The Company may from time to time disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the deferred sales charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:   CTR   =   The cumulative total return net of Sub-Account
                   recurring charges for the period.
         ERV   =   The ending redeemable value of the hypothetical
                   investment made at the beginning of the one, five
                   or ten-year period, at the end of the one, five or
                   ten-year period (or fractional portion thereof).
          P    =   A hypothetical initial payment of $10,000

    All non-standard performance data will only be advertised if the standard performance data is also disclosed.

    The Company may also from time to time use advertising which includes hypothetical illustrations to compare the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

                                 LEGAL MATTERS

    Legal advice regarding certain matters relating to the federal securities laws applicable to the issuance of the Contracts described in the Prospectus and this Statement has been provided by Edwin L. Kerr, Counsel, Individual Insurance, CIGNA Companies. All matters of Connecticut law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue the Contracts under Connecticut Insurance Law and any other applicable state insurance or securities laws, have been passed upon by Robert A. Picarello, Chief Counsel, Individual Insurance, CIGNA Companies.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                    EXPERTS

    The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP's consent to this reference to the firm as an "expert" is filed as an exhibit to the registration statement of which this Statement of Additional Information is a part.

                              FINANCIAL STATEMENTS

    The consolidated financial statements of the Company which are included in this Statement should be considered only as bearing on the ability of the Company to meet the obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account, or on the Guaranteed Interest Rate credited by the Company during a Guaranteed Period. The financial statements of the Variable Account as of December 31, 1996 are also included.

                                [To Be Supplied]

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS*

    *  All exhibits, except exhibits (b)(4a), (b)(4b), (b)(5), (b)(9), and
       (b)(10), are incorporated by reference to Post-Effective Amendment No. 2 to this Form N-4 Registration Statement under the Securities Act of 1933 (File No. 33-83020) filed June 21, 1995. Exhibits (b)(4a) and (b)(5) are incorporated by reference to Post-Effective Amendment No. 5 to this Form N-4 Registration Statement filed February 29, 1996.

                     (a) Financial Statements (to be provided by amendment
                         pursuant to Rule 485(b) under the Securities Act of 1933 in April 1997)

     (1)
       Registrant

       (A) Statements of Assets and Liabilities as of December 31, 1996 and December 31, 1995

       (B) Statement of Operations for the Periods (as defined in the financial statements) ended December 31, 1996.

       (C) Statement of Changes in Net Assets for the Periods (as defined in the financial statements) ended December 31, 1996.

     (2)
       Depositor

       (A) Consolidated Statements of Income and Retained Earnings for the Years Ended December 31, 1996, 1995 and 1994.

       (B) Consolidated Balance Sheets as of December 31, 1996 and 1995.

       (C) Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and 1994.

                    (b) Exhibits

     (1)
       Resolution of Board of Directors Authorizing Establishment of Registrant

     (2)
       Not Applicable

     (3)
       Form of Selling Agreement among Connecticut General Life Insurance Company, CIGNA Financial Advisors, Inc. as principal underwriter, and selling dealers.


    (4a)
       Form of Connecticut General Life Insurance Company Variable Annuity Contract Form Number AN 421A, together with Form of Certificate Form Number AN 422A Optional Methods of Settlement Riders (Form Numbers AR 421X, AR 421X-U, AR 422 and AR 422).


    (4b)
       Form of Connecticut General Life Insurance Company Variable Annuity Contract Form Number AN425.

     (5)
       Forms of Application or Order to Purchase Which May Be Used in Connection with the Contract and Certificate Shown As Exhibits (4), (4a) and (4b) (Form Numbers B 10279, 10280 and 10281)

     (6)
      (A) Certificate of Incorporation (Charter) of Connecticut General Life Insurance Company, as amended

(B)  By-Laws of Connecticut General Life Insurance Company

     (7)
       Not Applicable

     (8)
       Not Applicable

     (9)
       Opinion of Robert A. Picarello, Esq., Chief Counsel, Individual Insurance Division, of Connecticut General Life Insurance Company

    (10)
      (A)  Consent of Independent Accountants

(B)  Consent of Counsel (included in Exhibit 9)

    (11)
       Not Applicable

    (12)
       Not Applicable

    (13)
       Not Applicable

    (14)
       Not Applicable

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of each of the directors and officers of Connecticut General Life Insurance Company (the "Company") is the company's Home Office, 900 Cottage Grove Road, Hartford, Connecticut 06152.

DIRECTORS AND OFFICERS OF DEPOSITOR

NAME                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------  ---------------------------------------------------------------------
Thomas C. Jones          President (Principal Executive Officer)
Bradley K. Miller        Assistant Vice President and Actuary (Principal Financial Officer)
Robert Moose             Vice President (Principal Accounting Officer)
David C. Kopp            Corporate Secretary
Andrew G. Helming        Secretary
Stephen C. Stachelek     Vice President and Treasurer
H. Edward Hanway         Director and Chairman of the Board
Harold W. Albert         Director
Robert W. Burgess        Director
John G. Day              Director and Chief Counsel
Joseph M. Fitzgerald     Director and Senior Vice President
Carol M. Olsen           Director and Senior Vice President
John E. Pacy             Director and Senior Vice President
Arthur C. Reeds, III     Director and Senior Vice President
Patricia L. Rowland      Director and Senior Vice President
W. Allen Schaffer, MD    Director and Senior Vice President
(Vacant)                 Director, Senior Vice President and Chief Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    There follows a chart of persons controlled by or under common control with the Depositor. The consolidated financial statements of the Depositor include the accounts of the Depositor and its wholly-owned subsidiaries.

                               CIGNA CORPORATION
              (A Delaware corporation and ultimate parent company)

CIGNA Holdings, Inc.
    CIGNA Information Services, Inc.
    CIGNA Investment Group, Inc.
        CIGNA International Finance, Inc.
            CIGNA International Investment Advisors, Ltd.
            CIGNA International Investment Advisors Australia Limited
            CIGNA International Investment Advisors K.K.
        CIGNA Investment Advisory Company, Inc.
        CIGNA Investments, Inc.
            CIGNA Leveraged Capital Fund, Inc.
    CIGNA Properties, Inc.

        CIGNA Conference Facilities, Inc.
    Connecticut General Corporation
        CIGNA Associates, Inc.
        CIGNA Dental Health, Inc.
          (EI# 59-2308055 FL)
            CIGNA Dental Health of California, Inc.
              (EI# 59-2600475 CA)
            CIGNA Dental Health of Colorado, Inc.
              (EI# 59-2675861 CO)
            CIGNA Dental Health of Delaware, Inc.
              (EI# 59-2676987, NAIC# 47279 DE)
            CIGNA Dental Health of Florida, Inc.
              (EI# 59-1611217 FL, NAIC# 52021)
            CIGNA Dental Health of Illinois, Inc.
              (EI# 06-1351097 IL)
            CIGNA Dental Health of Kansas, Inc.
              (EI# 59-2625350 KS)
            CIGNA Dental Health of Kentucky, Inc.
              (EI# 59-2619589, NAIC# 52108 KY)
            CIGNA Dental Health of Maryland, Inc.
              (EI# 59-2740468, NAIC# 48119 DE)
            CIGNA Dental Health of New Jersey, Inc.
              (EI# 59-2308062 NJ)
            CIGNA Dental Health of New Mexico, Inc.
              (EI# 95-4452999 NM, NAIC# 47001)
            CIGNA Dental Health of North Carolina, Inc.
              (EI# 56-1803464 NC, NAIC# 95179)
            CIGNA Dental Health of Ohio, Inc.
              (EI# 59-2579774, NAIC# 47805 OH)
            CIGNA Dental Health of Pennsylvania, Inc.
              (EI# 52-1220578 PA)
            CIGNA Dental Health of Texas, Inc.
              (EI# 59-2676977 TX)
            CIGNA Dental Health of Arizona, Inc.
              (EI# 86-0807222 AZ)
        CIGNA Financial Advisors, Inc.
          (EI# 060841987)
        CIGNA Health Corporation
            CIGNA HealthCare of Arizona, Inc.
              (EI# 86-0334392 AZ)
                CIGNA Community Choice, Inc.
                  (EI# 86-0759133 AZ)

            CIGNA HealthCare of California, Inc.
              (EI# 95-3310115 CA)
            CIGNA HealthCare of Colorado, Inc.
              (EI# 84-1004500 CO)
            CIGNA HealthCare of Connecticut, Inc.
              (EI# 06-1141174 CT)
            CIGNA HealthCare of Delaware, Inc.
              (EI# 52-1347731 DE)
            CIGNA HealthCare of Florida, Inc.
              (EI# 59-2089259 FL)
            CIGNA HealthCare of Georgia, Inc.
              (EI# 58-1641057 GA)
            CIGNA HealthCare of Illinois, Inc.
              (EI# 36-3385638 DE)
            CIGNA HealthCare of Louisiana, Inc.
              (EI# 75-2076466 LA)
            CIGNA HealthCare of Massachusetts, Inc.
              (EI# 06-1141175 MA)
            CIGNA HealthCare of Mid-Atlantic, Inc.
              (EI# 52-1404350 MD)
            CIGNA HealthCare of New Jersey, Inc.
              (EI# 22-2623507 NJ)
            CIGNA HealthCare of New York, Inc.
              (EI# 11-2758941 NY)
            CIGNA HealthCare of North Carolina, Inc.
              (EI# 62-1230905 NC)
            CIGNA HealthCare of North Louisiana, Inc.
              (EI# 75-1965033 LA)
            CIGNA HealthCare of Northern New Jersey, Inc.
              (EI# 22-2720890 NJ)
            CIGNA HealthCare of Ohio, Inc.
              (EI# 31-1146142 OH)
            CIGNA HealthCare of Oklahoma, Inc.
              (EI# 73-1223871 OK)
            CIGNA HealthCare of Pennsylvania, Inc.
              (EI# 23-2301807 PA)
            CIGNA HealthCare of St. Louis, Inc.
              (EI# 36-3359925 MO)
            CIGNA HealthCare of Tennessee, Inc.
              (EI# 62-1218053 TN)
            CIGNA HealthCare of Texas, Inc.
              (EI# 75-1677631 TX)
            CIGNA HealthCare of Utah, Inc.
              (EI# 62-1230908 UT)

            CIGNA HealthCare of Virginia, Inc.
              (EI# 54-1252797 VA)
            Lovelace Health Systems, Inc.
              (EI# 85-0327237 NM)
            Temple Insurance Company Limited (Bermuda)
        *Connecticut General Life Insurance Company
          (EI# 06-0303370, NAIC# 62308, CT)
            All-Net Preferred Providers, Inc.
            Capital Outdoor Acquisition Co., Inc.
              (92.87% owned by CG Life; 7.13% owned by LINA)
            *CIGNA Life Insurance Company
              (EI# 06-1050034, NAIC# 93629, CT)
            Cottage Grove Vessels, Inc. (72.48%)
              (Remaining interests owned by Affiliate)
            Don Ce Sar Resort Hotel, Ltd. (86% L.P. interest)
              (Remaining Interest Owned by Rosado Grande Inc.-1% and unaffiliated parties)
            Goodwin Square LLC
              (9.9% membership interest and managing member on behalf of Separate Account
              Connecticut) (Remaining interests owned by Unaffiliated Parties)
            ICO, INC.
            Quebec Street Investments, Inc.
            Ridgedale REIT, Inc. - (49.9%)
              (Remaining interests owned by Unaffiliated Parties)
            1717 Main Street Corporation
            Southland REIT, Inc. - (49.9%)
              (Remaining interests owned by Unaffiliated Parties)
        *INA Life Insurance Company of New York
          (EI# 13-2556568, NAIC# 64548, NY)
        International Rehabilitation Associates, Inc. d/b/a INTRACORP
        *Life Insurance Company of North America
          (EI# 23-1503749, NAIC# 65498, PA)
            AIC Holdings, Inc.
            *CIGNA Life Insurance Company of Canada (Canada)
            CIGNA Private Equities, Inc. (51.43%)
            (Remaining Interest Owned by Affiliates)
            *INA Life Insurance Co., Ltd. (Japan) (90%)
        MCC Behavioral Care, Inc.
        Trilog, Inc.
    INA Corporation
        CIGNA International Holdings, Ltd.
            Afia (CIGNA) Corporation, Limited

            Afia (INA) Corporation, Limited
            Afia Finance Corporation
                *CIGNA Reinsurance New Zealand Limited (New Zealand)
                CIGNA Thai Company Limited (Thailand) (49%)
                *P.T. Asuransi CIGNA Indonesia (Indonesia) (50%)
            CIGNA G. B. Holdings, Ltd.
                *CIGNA Reinsurance Company (UK) Ltd. (United Kingdom)
            *CIGNA Insurance Asia Pacific Limited (Australia)
            *CIGNA Insurance Company of Puerto Rico
              (EI# 66-0437305, NAIC# 30953, PR)
            *CIGNA Overseas Insurance Company Ltd.
                *CIGNA Accident and Fire Insurance Company, Ltd. (Japan)
                *CIGNA Insurance Company of Europe S.A.-N.V. (Belgium) (97.07%)
                (Remaining Interest Owned by Affiliate)
                    CIGNA Overseas Holdings, Inc.
            *CIGNA Worldwide Insurance Company
              (EI# 23-2088429, NAIC# 40819, DE)
                *PCIB CIGNA Life Insurance Corporation (Philippines) (50%)
                *P.T. Asuransi Niaga CIGNA Life Indonesia (60%)
            INACAN Holdings, Ltd.
            Inversiones INA Limitada (Chile) (98.603%)
            (Remaining Interest Owned by an Affiliate)
                *CIGNA Compania de Seguros de Vida (Chile) S.A. (Chile) (98.64%)
            LATINA Holdings, Ltd.
                *CIGNA Seguros de Colombia S.A. (Colombia) (85.763%)
                (Remaining Interest Owned by Affiliates)
                *COLINA Insurance Company Limited (Bahamas)
                *Empresa Guatemalteca CIGNA de Seguros, Sociedad Anonima (Guatemala
                (97.365%)
        INA Financial Corporation
            Brandywine Holdings Corporation
                Assurex Development
                *CIGNA International Reinsurance Company, Ltd. (Bermuda)
                *Century Indemnity Company
                  (EI# 05-6105395, NAIC# 20710, PA)
                    *Century Reinsurance Company
                      (EI# 06-0988117, NAIC# 35130, PA)
                    *CIGNA Reinsurance Company
                      (EI# 23-1740414, NAIC# 22705, PA)

                        *CIGNA Reinsurance Company, S.A.-N.V. (Belgium)
                          (98.35%) (1.65% owned by an affiliate)
                        The 1792 Company
                CIGNA Run-Off Services
                Cravens, Dargan & Company, Pacific Coast
                    Cravens, Dargan & Company, Pacific Coast, (Illinois)
                International Surplus Adjusting Services
                National Employee Benefits Corporation
                    Self-Insurers' Management Corporation
                Robert F. Coleman, Inc.
                Lewis & Norwood, General Agents
                Premium Recovery Services, Inc.
                Western Agency Management, Inc.
            INA Holdings Corporation
                American Adjustment Company, Inc.
                    American Lenders Facilities, Inc.
                *Bankers Standard Insurance Company
                  (EI# 75-1320184, NAIC# 18279, PA)
                    *Bankers Standard Fire and Marine Company
                      (EI# 75-6014863, NAIC# 20591, TX)
                Global Surety Network, Inc.
                CIGNA Excess & Surplus Insurance Services, (CA)
                CIGNA Excess & Surplus Insurance Services, (GA)
                CIGNA Excess & Surplus Insurance Services, (IL)
                CIGNA Excess & Surplus Insurance Services, (PA)
                *CIGNA Property and Casualty Insurance Company
                  (EI# 06-0237820, NAIC# 20699, CT)
                    ALIC Incorporated (Management Company and Attorney-In-Fact)
                        *CIGNA Lloyds Insurance Company (Sponsored Lloyds Association
                          (EI# 75-1365570, NAIC# 18511, TX)
                    *CIGNA Fire Underwriters Insurance Company
                      (EI# 06-6032187, NAIC# 20702, PA)
                    *CIGNA Insurance Company
                      (EI# 95-2371728, NAIC# 22667 CA)
                        *Pacific Employers Insurance Company
                          (EI# 95-1077060, NAIC# 22748, CA)
                            *CIGNA Insurance Company of Texas
                              (EI# 74-1480965, NAIC# 22721, 22920, TX)
                            *Illinois Union Insurance Company
                              (EI# 36-2759195, NAIC# 27960, IL)

                    *CIGNA Insurance Company of the Midwest
                      (EI# 06-0884361, NAIC# 26417, IN)
                    CIGNA Real Estate, Inc.
                        2525 East Arizona Biltmore Circle Corporation
                        Congen Properties, Inc.
                    LP Associates (75%)
                      (Remaining Interest Owned by Affiliates)
                ESIS, Inc
                Excess & Surplus Insurance Services, Inc.
                INAC Corp.
                INAC Corp. of California
                INAMAR Insurance Underwriting Agency, Inc.
                INAPRO, Inc.
                INA Special Risk Facilities, Inc.
                Railroad Insurance Brokers, Inc
                *Insurance Company of North America
                  (EI# 23-0723970, NAIC# 22713, PA)
                    *Atlantic Employers Insurance Company
                      (EI# 23-2173820, NAIC# 38938, NJ)
                    *CIGNA Employers Insurance Company
                      (EI# 23-2137343, NAIC# 38741, PA)
                    *CIGNA Insurance Company of Ohio
                      (EI# 23-1859893, NAIC# 22764, OH)
                    CIGNA International Stock Fund
                      (A series of shares of CIGNA Institutional Fund Group)
                    *Indemnity Insurance Company of North America
                      (EI# 06-1016108, NAIC# 43575, PA)
                        *Allied Insurance Company
                          (EI# 23-2021364, NAIC# 36528, CA)
                        *CIGNA Indemnity Insurance Company
                          (EI# 92-0040526, NAIC# 10030, PA)
                        *CIGNA Insurance Company of Illinois
                          (EI# 36-2709121, NAIC# 22691, IL)
                    Rain & Hail Insuance Services Incorporated
                    *INA Surplus Insurance Company
                    (formerly Delaware Reinsurance Company)
                      (EI# 52-1208598, NAIC# 42072, PA)
                Marketdyne International, Inc.
                Recovery Services International, Inc.

ITEM 27.  NUMBER OF PURCHASERS

    As of December 31, 1996 there were 2,965 Contract Owners of variable annuity contracts funded through Registrant.

ITEM 28.  INDEMNIFICATION

    Indemnification of directors, officers, employees and agents of the Depositor is governed, effective January 1, 1997, by Sections 33-770 through 33-778 of the Connecticut Stock Corporation Act. ("Act"). The Act sets forth the fullest indemnification which a Connecticut corporation such as Depositor is permitted to provide. The Act also permits a corporation to purchase and maintain insurance with respect to liabilities asserted against or incurred by persons in the capacity or status of directors, officers, employees or agents regardless of whether direct indemnification by the corporation would be permitted. The Act allows a corporation to adopt provisions in its certificate of incorporation narrowing the scope of indemnification which would otherwise be permitted by the Act, and Depositor is currently considering amending its certificate of incorporation to provide for narrower indemnification. Until and unless such an amendment is adopted, Depositor is obligated to provide the fullest indemnification permitted by the Act, on condition that a determination has been made by Depositor's Board of Directors (or, in special circumstances, by shareholders or special legal counsel) that the person to be indemnified acted in good faith, reasonably believed his conduct was in the corporation's best interest, and had no reasonable cause to believe his conduct was unlawful.

ITEM 29.  PRINCIPAL UNDERWRITER


    The Registrant's principal underwriter is CIGNA Financial Advisors, Inc. ("CFA"). CFA also acts as the general distributor of other variable annuity contracts and variable life insurance policies issued by the Company, and by the CIGNA Life Insurance Company. CFA is located at 900 Cottage Grove Road, Bloomfield, Connecticut (mailing address Hartford, CT 06152). Deferred sales charges of $39,289 were paid on the variable portion of the Contracts issued pursuant to CG Variable Annuity Separate Account II during the year ended December 31, 1996.


DIRECTORS AND OFFICERS OF PRINCIPAL UNDERWRITER

                                                                           POSITIONS
                                                                            AND
                                                                           OFFICES
                                                                           WITH
  NAME                                                                     DEPOSITOR
  -----------------------------------------------------------------------  -----
                                                                           President
                                                                            and
  Edward M. Berube                                                          Director
                                                                           Director
                                                                            and
                                                                            Assistant
                                                                            Vice
  Karen E. Goldman                                                          President
                                                                           Vice
                                                                           President
                                                                            and
  Karen R. Matheson                                                         Director
                                                                           Vice
  James F. Meehan                                                          President
                                                                           Vice
  Joy P. McConnell                                                         President
                                                                           Vice
  Peter R. Scanlon                                                         President
                                                                           Vice
                                                                           President
                                                                            and
  Allan P. Wick                                                            Treasurer
                                                                           Chief
                                                                           Counsel
                                                                            and
                                                                            Assistant
  Robert A. Picarello                                                       Secretary
                                                                           Assistant
                                                                            Vice
  H. Edward Cohen                                                          President
                                                                           Assistant
                                                                            Vice
  Robert B. Pinkham                                                        President
                                                                           Assistant
                                                                            Vice
  Therese M. Squillacote                                                   President
  David C. Kopp                                                            Secretary
                                                                           Assistant
  David A. Carlson                                                         Secretary
                                                                           Assistant
  David M. Porcello                                                        Secretary
                                                                           Assistant
  Pamela S. Williams                                                       Secretary
                                                                           Assistant
  Brian W. Villalobos                                                      Treasurer

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by Connecticut General Life Insurance Company at its Home Office at 900 Cottage Grove Road, Bloomfield, Connecticut (mailing address: Hartford, CT 06152).

ITEM 31.  MANAGEMENT SERVICES

    All management policies are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post effective amendment to this registration statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premium Payments under the Contracts may be accepted.

    (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

    (c) Registrant undertakes to deliver promptly, upon written or oral request made to Connecticut General Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SECTION 403(B) REPRESENTATION

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant CG Variable Annuity Separate Account II, has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-4 (File No. 33-83020) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 25th day of February, 1997.


                                          CG VARIABLE ANNUITY SEPARATE ACCOUNT
                                          II
                                          (Name of Registrant)

                                          By:         /s/ THOMAS C. JONES

                                             -----------------------------------
                                                       Thomas C. Jones
                                                          PRESIDENT
                                             CONNECTICUT GENERAL LIFE INSURANCE
                                                         COMPANY

                                          CONNECTICUT GENERAL LIFE INSURANCE
                                          COMPANY
                                          (Name of Depositor)

                                          By:      /s/ THOMAS C. JONES    (Seal)
                                             -----------------------------------
                                                       Thomas C. Jones
                                                          PRESIDENT


    As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 to this Registration Statement (File No. 33-83020) has been signed below on February 25, 1997 by the following persons, as officers and directors of the Depositor, in the capacities indicated.


             SIGNATURE                              TITLE
-----------------------------------  -----------------------------------

        /s/ THOMAS C. JONES
-----------------------------------  President (Principal Executive
          Thomas C. Jones             Officer)

                                    * Assistant Vice President and
-----------------------------------   Actuary
         Bradley K. Miller            (Principal Financial Officer)

                                    *
-----------------------------------  Vice President
           Robert Moose               (Principal Accounting Officer)

                                    *
-----------------------------------  Director
         Harold W. Albert

                                    *
-----------------------------------  Director
         Robert W. Burgess

                                     *
-----------------------------------  Director
            John G. Day

                                    *
-----------------------------------  Director
       Joseph M. Fitzgerald

                                     *
-----------------------------------  Director
         H. Edward Hanway

                                     *
-----------------------------------  Director
          Carol M. Olson

                                    *
-----------------------------------  Director
           John E. Pacy

                                     *
-----------------------------------  Director
        Patricia L. Rowland

                                    *
-----------------------------------  Director
       W. Allen Schaffer, MD

    *By /s/ ROBERT A. PICARELLO
----------------------------------
        Robert A. Picarello
         ATTORNEY-IN-FACT

                     (A Majority of the Directors)

                               POWER OF ATTORNEY*

    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint David C. Kopp and Robert A. Picarello, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 33-83020 filed with the Securities and Exchange Commission under the Securities Act of 1933, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.

    WITNESS our hands and common seal on this 31st day of May, 1995.

             SIGNATURE                              TITLE
-----------------------------------  -----------------------------------

        /S/ THOMAS C. JONES
-----------------------------------  President (Principal Executive
          Thomas C. Jones             Officer)

        /S/ JAMES T. KOHAN
-----------------------------------  Vice President and Actuary
          James T. Kohan              (Principal Financial Officer)

         /S/ ROBERT MOOSE
-----------------------------------  Vice President
           Robert Moose               (Principal Accounting Officer)

       /S/ HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

      /S/ S. TYRONE ALEXANDER
-----------------------------------  Director
        S. Tyrone Alexander

       /S/ MARTIN A. BRENNAN
-----------------------------------  Director
         Martin A. Brennan

       /S/ ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

          /S/ JOHN G. DAY
-----------------------------------  Director
            John G. Day

     /S/ JOSEPH M. FITZGERALD
-----------------------------------  Director
       Joseph M. Fitzgerald

* Previously filed as part of Post-Effective Amendment No. 3 to this registration statement (File No. 33-83020) and incorporated by reference thereto.

     /S/ ARTHUR C. REEDS, III
-----------------------------------  Director
       Arthur C. Reeds, III

      /S/ PATRICIA L. ROWLAND
-----------------------------------  Director
        Patricia L. Rowland

     /S/ W. ALLEN SCHAFFER, MD
-----------------------------------  Director
       W. Allen Schaffer, MD